Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.7%

U.S. Treasury Bills - 94.7%
0.06%, 12/17/20*	$27,262,000	$27,261,334
0.09%, 12/31/20*	27,266,000	27,264,352
0.07%, 1/28/21*	28,609,000	28,605,428

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $83,130,810)		83,131,114

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,993,547)	159,000	3,990,900

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $87,124,357)		87,122,014
Other Assets less Liabilities - 0.8%		664,156

NET ASSETS - 100.0%		$87,786,170

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2020 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$3,465,180	$1,457,417	$928,494	$(1,501)	$(1,702)	$3,990,900	$606

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/4/2020	97,000	AUD	69,347	USD	$1,857	$—
Bank of America N.A.	12/4/2020	1,392,300	AUD	1,022,076	USD	—	(39)
Bank of America N.A.	12/4/2020	211,000	CAD	160,454	USD	2,018	—
Bank of America N.A.	12/4/2020	3,020,430	CAD	2,325,837	USD	—	(88)
Bank of America N.A.	12/4/2020	58,000	CHF	63,618	USD	210	—
Bank of America N.A.	12/4/2020	829,290	CHF	912,648	USD	—	(32)
Bank of America N.A.	12/4/2020	268,000	CNH	40,013	USD	685	—
Bank of America N.A.	12/4/2020	3,827,040	CNH	581,223	USD	—	(54)
Bank of America N.A.	12/4/2020	371,000	EUR	434,621	USD	7,947	—
Bank of America N.A.	12/4/2020	5,301,660	EUR	6,324,589	USD	—	(213)
Bank of America N.A.	12/4/2020	118,000	GBP	153,722	USD	3,592	—
Bank of America N.A.	12/4/2020	1,686,300	GBP	2,248,190	USD	—	(70)
Bank of America N.A.	12/4/2020	2,915,000	INR	38,924	USD	431	—
Bank of America N.A.	12/4/2020	41,662,320	INR	562,577	USD	—	(98)
Bank of America N.A.	12/4/2020	20,303,000	JPY	194,233	USD	244	—
Bank of America N.A.	12/4/2020	290,116,260	JPY	2,779,054	USD	—	(102)
Bank of America N.A.	12/4/2020	51,430,000	KRW	45,437	USD	1,040	—
Bank of America N.A.	12/4/2020	735,334,110	KRW	663,360	USD	1,155	—
Bank of America N.A.	12/4/2020	2,830,000	MXN	132,623	USD	7,372	—
Bank of America N.A.	12/4/2020	40,427,940	MXN	2,000,023	USD	—	(121)
Bank of America N.A.	12/4/2020	1,036,335	USD	1,474,200	AUD	—	(45,823)
Bank of America N.A.	12/4/2020	2,402,452	USD	3,200,400	CAD	—	(61,875)
Bank of America N.A.	12/4/2020	958,176	USD	877,800	CHF	—	(7,824)
Bank of America N.A.	12/4/2020	603,914	USD	4,053,000	CNH	—	(11,569)
Bank of America N.A.	12/4/2020	6,540,544	USD	5,612,250	EUR	—	(154,336)
Bank of America N.A.	12/4/2020	2,315,542	USD	1,787,100	GBP	—	(66,962)
Bank of America N.A.	12/4/2020	593,560	USD	44,117,850	INR	—	(2,071)
Bank of America N.A.	12/4/2020	2,935,692	USD	307,238,400	JPY	—	(7,269)
Bank of America N.A.	12/4/2020	685,764	USD	778,260,000	KRW	—	(17,542)
Bank of America N.A.	12/4/2020	2,012,331	USD	42,825,300	MXN	—	(106,164)
Bank of America N.A.	1/6/2021	939,921	USD	1,279,950	AUD	1	—
Bank of America N.A.	1/6/2021	2,194,118	USD	2,848,650	CAD	17	—
Bank of America N.A.	1/6/2021	874,755	USD	793,800	CHF	—	(45)
Bank of America N.A.	1/6/2021	550,507	USD	3,634,050	CNH	—	(50)
Bank of America N.A.	1/6/2021	5,995,471	USD	5,020,050	EUR	154	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2020

Bank of America N.A.	1/6/2021	2,110,838	USD	1,582,350	GBP	8		—
Bank of America N.A.	1/6/2021	544,261	USD	40,436,550	INR	0	^	—
Bank of America N.A.	1/6/2021	2,682,451	USD	279,800,850	JPY	98		—
Bank of America N.A.	1/6/2021	627,889	USD	696,165,750	KRW	—		(1,099)
Bank of America N.A.	1/6/2021	1,818,167	USD	36,878,100	MXN	—		(50)
Citibank N.A.	12/4/2020	1,392,300	AUD	1,022,057	USD	—		(19)
Citibank N.A.	12/4/2020	3,020,430	CAD	2,325,757	USD	—		(8)
Citibank N.A.	12/4/2020	829,290	CHF	912,622	USD	—		(7)
Citibank N.A.	12/4/2020	3,827,040	CNH	581,184	USD	—		(15)
Citibank N.A.	12/4/2020	5,301,660	EUR	6,324,371	USD	4		—
Citibank N.A.	12/4/2020	1,686,300	GBP	2,248,121	USD	—		(1)
Citibank N.A.	12/4/2020	41,662,320	INR	562,564	USD	—		(85)
Citibank N.A.	12/4/2020	290,116,260	JPY	2,778,955	USD	—		(3)
Citibank N.A.	12/4/2020	735,334,110	KRW	663,318	USD	1,197		—
Citibank N.A.	12/4/2020	40,427,940	MXN	1,999,930	USD	—		(28)
Citibank N.A.	12/4/2020	1,036,346	USD	1,474,200	AUD	—		(45,811)
Citibank N.A.	12/4/2020	921,425	USD	1,265,000	AUD	—		(7,167)
Citibank N.A.	12/4/2020	2,402,414	USD	3,200,400	CAD	—		(61,913)
Citibank N.A.	12/4/2020	2,096,396	USD	2,735,000	CAD	—		(9,570)
Citibank N.A.	12/4/2020	958,155	USD	877,800	CHF	—		(7,845)
Citibank N.A.	12/4/2020	835,286	USD	755,000	CHF	4,425		—
Citibank N.A.	12/4/2020	603,920	USD	4,053,000	CNH	—		(11,563)
Citibank N.A.	12/4/2020	525,115	USD	3,475,000	CNH	—		(2,594)
Citibank N.A.	12/4/2020	6,540,645	USD	5,612,250	EUR	—		(154,235)
Citibank N.A.	12/4/2020	5,709,519	USD	4,825,000	EUR	—		(46,247)
Citibank N.A.	12/4/2020	2,315,565	USD	1,787,100	GBP	—		(66,938)
Citibank N.A.	12/4/2020	2,005,009	USD	1,525,000	GBP	—		(28,071)
Citibank N.A.	12/4/2020	589,931	USD	44,117,850	INR	—		(5,700)
Citibank N.A.	12/4/2020	510,715	USD	37,850,000	INR	—		(294)
Citibank N.A.	12/4/2020	2,935,603	USD	307,238,400	JPY	—		(7,358)
Citibank N.A.	12/4/2020	2,545,211	USD	263,465,000	JPY	21,545		—
Citibank N.A.	12/4/2020	684,052	USD	778,260,000	KRW	—		(19,254)
Citibank N.A.	12/4/2020	596,648	USD	670,000,000	KRW	—		(8,825)
Citibank N.A.	12/4/2020	2,012,165	USD	42,825,300	MXN	—		(106,330)
Citibank N.A.	12/4/2020	1,767,207	USD	36,660,000	MXN	—		(46,301)
Citibank N.A.	1/6/2021	939,916	USD	1,279,950	AUD	—		(4)
Citibank N.A.	1/6/2021	2,194,125	USD	2,848,650	CAD	24		—
Citibank N.A.	1/6/2021	874,798	USD	793,800	CHF	—		(2)
Citibank N.A.	1/6/2021	550,497	USD	3,634,050	CNH	—		(59)
Citibank N.A.	1/6/2021	5,995,335	USD	5,020,050	EUR	19		—
Citibank N.A.	1/6/2021	2,110,872	USD	1,582,350	GBP	43		—
Citibank N.A.	1/6/2021	544,230	USD	40,436,550	INR	—		(31)
Citibank N.A.	1/6/2021	2,682,379	USD	279,800,850	JPY	26		—
Citibank N.A.	1/6/2021	627,827	USD	696,165,750	KRW	—		(1,161)
Citibank N.A.	1/6/2021	1,818,092	USD	36,878,100	MXN	—		(126)
HSBC Holdings PLC	12/4/2020	1,392,300	AUD	1,022,087	USD	—		(50)
HSBC Holdings PLC	12/4/2020	3,020,430	CAD	2,325,787	USD	—		(38)
HSBC Holdings PLC	12/4/2020	829,290	CHF	912,645	USD	—		(29)
HSBC Holdings PLC	12/4/2020	3,827,040	CNH	581,190	USD	—		(21)
HSBC Holdings PLC	12/4/2020	5,301,660	EUR	6,324,530	USD	—		(155)
HSBC Holdings PLC	12/4/2020	1,686,300	GBP	2,248,167	USD	—		(47)
HSBC Holdings PLC	12/4/2020	41,662,320	INR	562,624	USD	—		(145)
HSBC Holdings PLC	12/4/2020	290,116,260	JPY	2,778,878	USD	74		—
HSBC Holdings PLC	12/4/2020	735,334,110	KRW	663,449	USD	1,066		—
HSBC Holdings PLC	12/4/2020	40,427,940	MXN	1,999,928	USD	—		(26)
HSBC Holdings PLC	12/4/2020	1,036,348	USD	1,474,200	AUD	—		(45,810)
HSBC Holdings PLC	12/4/2020	2,402,456	USD	3,200,400	CAD	—		(61,871)
HSBC Holdings PLC	12/4/2020	958,182	USD	877,800	CHF	—		(7,818)
HSBC Holdings PLC	12/4/2020	603,919	USD	4,053,000	CNH	—		(11,564)
HSBC Holdings PLC	12/4/2020	6,540,432	USD	5,612,250	EUR	—		(154,448)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2020

HSBC Holdings PLC	12/4/2020	2,315,569	USD	1,787,100	GBP	—	(66,935)
HSBC Holdings PLC	12/4/2020	590,355	USD	44,117,850	INR	—	(5,275)
HSBC Holdings PLC	12/4/2020	2,935,684	USD	307,238,400	JPY	—	(7,277)
HSBC Holdings PLC	12/4/2020	684,479	USD	778,260,000	KRW	—	(18,827)
HSBC Holdings PLC	12/4/2020	2,012,329	USD	42,825,300	MXN	—	(106,166)
HSBC Holdings PLC	1/6/2021	939,944	USD	1,279,950	AUD	24	—
HSBC Holdings PLC	1/6/2021	2,194,139	USD	2,848,650	CAD	37	—
HSBC Holdings PLC	1/6/2021	874,807	USD	793,800	CHF	7	—
HSBC Holdings PLC	1/6/2021	550,531	USD	3,634,050	CNH	—	(26)
HSBC Holdings PLC	1/6/2021	5,995,396	USD	5,020,050	EUR	79	—
HSBC Holdings PLC	1/6/2021	2,110,855	USD	1,582,350	GBP	25	—
HSBC Holdings PLC	1/6/2021	544,065	USD	40,436,550	INR	—	(196)
HSBC Holdings PLC	1/6/2021	2,682,217	USD	279,800,850	JPY	—	(136)
HSBC Holdings PLC	1/6/2021	627,821	USD	696,165,750	KRW	—	(1,167)
HSBC Holdings PLC	1/6/2021	1,818,043	USD	36,878,100	MXN	—	(174)
JP Morgan Chase Bank N.A.	12/4/2020	1,558,000	AUD	1,131,234	USD	12,438	—
JP Morgan Chase Bank N.A.	12/4/2020	3,381,000	CAD	2,592,457	USD	10,932	—
JP Morgan Chase Bank N.A.	12/4/2020	928,000	CHF	1,031,948	USD	—	(10,704)
JP Morgan Chase Bank N.A.	12/4/2020	4,283,000	CNH	648,943	USD	1,468	—
JP Morgan Chase Bank N.A.	12/4/2020	5,933,000	EUR	7,052,219	USD	25,285	—
JP Morgan Chase Bank N.A.	12/4/2020	1,887,000	GBP	2,482,541	USD	33,146	—
JP Morgan Chase Bank N.A.	12/4/2020	46,628,000	INR	628,927	USD	594	—
JP Morgan Chase Bank N.A.	12/4/2020	324,696,000	JPY	3,144,283	USD	—	(34,100)
JP Morgan Chase Bank N.A.	12/4/2020	822,979,000	KRW	733,918	USD	9,801	—
JP Morgan Chase Bank N.A.	12/4/2020	45,246,000	MXN	2,195,682	USD	42,560	—
Morgan Stanley & Co. International	12/4/2020	1,392,300	AUD	1,022,394	USD	—	(356)
Morgan Stanley & Co. International	12/4/2020	3,020,430	CAD	2,327,400	USD	—	(1,651)
Morgan Stanley & Co. International	12/4/2020	829,290	CHF	912,722	USD	—	(106)
Morgan Stanley & Co. International	12/4/2020	3,827,040	CNH	581,197	USD	—	(28)
Morgan Stanley & Co. International	12/4/2020	5,301,660	EUR	6,324,880	USD	—	(505)
Morgan Stanley & Co. International	12/4/2020	1,686,300	GBP	2,247,838	USD	282	—
Morgan Stanley & Co. International	12/4/2020	41,662,320	INR	562,624	USD	—	(145)
Morgan Stanley & Co. International	12/4/2020	290,116,260	JPY	2,779,184	USD	—	(232)
Morgan Stanley & Co. International	12/4/2020	735,334,110	KRW	663,617	USD	898	—
Morgan Stanley & Co. International	12/4/2020	40,427,940	MXN	1,999,872	USD	29	—
Morgan Stanley & Co. International	12/4/2020	1,036,451	USD	1,474,200	AUD	—	(45,707)
Morgan Stanley & Co. International	12/4/2020	2,402,558	USD	3,200,400	CAD	—	(61,768)
Morgan Stanley & Co. International	12/4/2020	958,056	USD	877,800	CHF	—	(7,944)
Morgan Stanley & Co. International	12/4/2020	603,873	USD	4,053,000	CNH	—	(11,610)
Morgan Stanley & Co. International	12/4/2020	6,539,281	USD	5,612,250	EUR	—	(155,599)
Morgan Stanley & Co. International	12/4/2020	2,315,438	USD	1,787,100	GBP	—	(67,065)
Morgan Stanley & Co. International	12/4/2020	589,858	USD	44,117,850	INR	—	(5,773)
Morgan Stanley & Co. International	12/4/2020	2,935,838	USD	307,238,400	JPY	—	(7,123)
Morgan Stanley & Co. International	12/4/2020	684,094	USD	778,260,000	KRW	—	(19,212)
Morgan Stanley & Co. International	12/4/2020	2,013,555	USD	42,825,300	MXN	—	(104,940)
Morgan Stanley & Co. International	1/6/2021	940,226	USD	1,279,950	AUD	306	—
Morgan Stanley & Co. International	1/6/2021	2,195,661	USD	2,848,650	CAD	1,560	—
Morgan Stanley & Co. International	1/6/2021	874,884	USD	793,800	CHF	84	—
Morgan Stanley & Co. International	1/6/2021	550,523	USD	3,634,050	CNH	—	(34)
Morgan Stanley & Co. International	1/6/2021	5,995,797	USD	5,020,050	EUR	480	—
Morgan Stanley & Co. International	1/6/2021	2,110,554	USD	1,582,350	GBP	—	(275)
Morgan Stanley & Co. International	1/6/2021	543,999	USD	40,436,550	INR	—	(262)
Morgan Stanley & Co. International	1/6/2021	2,682,577	USD	279,800,850	JPY	224	—
Morgan Stanley & Co. International	1/6/2021	627,787	USD	696,165,750	KRW	—	(1,200)
Morgan Stanley & Co. International	1/6/2021	1,818,133	USD	36,878,100	MXN	—	(84)
UBS AG	12/4/2020	1,060,800	AUD	778,861	USD	—	(165)
UBS AG	12/4/2020	2,301,280	CAD	1,772,015	USD	—	(16)
UBS AG	12/4/2020	631,840	CHF	695,518	USD	—	(192)
UBS AG	12/4/2020	2,915,840	CNH	442,817	USD	—	(22)
UBS AG	12/4/2020	4,039,360	EUR	4,818,593	USD	—	(21)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2020

UBS AG	12/4/2020	1,284,800	GBP	1,712,857	USD	—	(3)
UBS AG	12/4/2020	31,742,720	INR	428,764	USD	—	(208)
UBS AG	12/4/2020	221,040,960	JPY	2,117,697	USD	—	(400)
UBS AG	12/4/2020	560,254,560	KRW	505,412	USD	885	—
UBS AG	12/4/2020	30,802,240	MXN	1,524,048	USD	—	(314)
UBS AG	12/4/2020	789,542	USD	1,123,200	AUD	—	(34,959)
UBS AG	12/4/2020	1,830,205	USD	2,438,400	CAD	—	(47,378)
UBS AG	12/4/2020	730,011	USD	668,800	CHF	—	(5,988)
UBS AG	12/4/2020	460,033	USD	3,088,000	CNH	—	(8,906)
UBS AG	12/4/2020	4,982,010	USD	4,276,000	EUR	—	(118,851)
UBS AG	12/4/2020	1,764,048	USD	1,361,600	GBP	—	(51,193)
UBS AG	12/4/2020	449,614	USD	33,613,600	INR	—	(4,200)
UBS AG	12/4/2020	2,236,771	USD	234,086,400	JPY	—	(5,485)
UBS AG	12/4/2020	521,477	USD	592,960,000	KRW	—	(14,375)
UBS AG	12/4/2020	1,533,749	USD	32,628,800	MXN	—	(80,342)
UBS AG	1/6/2021	716,260	USD	975,200	AUD	131	—
UBS AG	1/6/2021	1,671,622	USD	2,170,400	CAD	—	(74)
UBS AG	1/6/2021	666,681	USD	604,800	CHF	167	—
UBS AG	1/6/2021	419,426	USD	2,768,800	CNH	—	(46)
UBS AG	1/6/2021	4,567,767	USD	3,824,800	EUR	—	(93)
UBS AG	1/6/2021	1,608,246	USD	1,205,600	GBP	—	(5)
UBS AG	1/6/2021	414,788	USD	30,808,800	INR	113	—
UBS AG	1/6/2021	2,044,084	USD	213,181,600	JPY	386	—
UBS AG	1/6/2021	478,359	USD	530,412,000	KRW	—	(870)
UBS AG	1/6/2021	1,385,517	USD	28,097,600	MXN	209	—

						$197,402	$(2,519,791)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$83,131,114	$—	$83,131,114
Exchange-Traded Fund	3,990,900	—	—	3,990,900

Total Investments in Securities	$3,990,900	$83,131,114	$—	$87,122,014

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$197,402	$—	$197,402
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,519,791)	$—	$(2,519,791)

Total - Net	$3,990,900	$80,808,725	$—	$84,799,625

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 61.5%

U.S. Treasury Bills - 61.5%
0.08%, 12/17/20*	$10,781,000	$10,780,736
0.07%, 1/28/21*	10,814,000	10,812,650

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,593,396)		21,593,386

	Shares
EXCHANGE-TRADED FUND - 3.9%

United States - 3.9%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,370,797)	54,600	1,370,460

	Principal Amount
REPURCHASE AGREEMENT - 31.5%

United States - 31.5%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.08% due 12/1/20; Proceeds at maturity - $11,050,025 (fully collateralized by Fannie Mae Pool, 2.50% - 3.50% due 11/1/50, Freddie Mac Pool, 1.50% due 11/1/50; Market value including accrued interest - $11,603,565) (Cost: $11,050,000)	$11,050,000	11,050,000

TOTAL INVESTMENTS IN SECURITIES - 96.9% (Cost: $34,014,193)		34,013,846
Other Assets less Liabilities - 3.1%		1,087,487

NET ASSETS - 100.0%		$35,101,333

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2020 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$1,119,906	$251,225	$—	$—	$(671)	$1,370,460	$188

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	2/18/2021	12,560,000	CNY	1,859,363	USD	$38,788	$—
Bank of Montreal	2/18/2021	6,270,000	CNY	939,917	USD	7,647	—
Bank of Montreal	2/18/2021	6,260,000	CNY	947,337	USD	—	(1,283)
Canadian Imperial Bank of Commerce	1/14/2021	2,670,000	CNH	405,342	USD	—	(1,258)
Citibank N.A.	1/14/2021	2,675,000	CNH	402,069	USD	2,772	—
Citibank N.A.	1/14/2021	5,360,000	CNH	814,825	USD	—	(3,630)
Citibank N.A.	1/14/2021	37,100,000	CNY	5,407,769	USD	207,672	—
Citibank N.A.	2/18/2021	25,902,900	CNY	3,830,770	USD	83,850	—
Citibank N.A.	2/18/2021	12,575,000	CNY	1,905,447	USD	—	(5,029)
Goldman Sachs	12/11/2020	40,276,000	CNH	5,826,299	USD	284,579	—
HSBC Holdings PLC	12/11/2020	6,119,538	USD	40,276,000	CNH	8,659	—
HSBC Holdings PLC	1/14/2021	10,350,000	CNH	1,508,591	USD	57,803	—
HSBC Holdings PLC	1/14/2021	2,660,000	CNH	393,765	USD	8,806	—
HSBC Holdings PLC	3/11/2021	40,400,000	CNH	6,096,587	USD	—	(2,297)
UBS AG†	1/14/2021	5,355,000	CNH	794,219	USD	16,219	—
UBS AG†	1/14/2021	37,100,000	CNY	5,401,235	USD	214,207	—
UBS AG†	2/18/2021	24,887,100	CNY	3,677,824	USD	83,281	—

						$1,014,283	$(13,497)

†	As of November 30, 2020, the Fund received cash collateral of $430,000 from the counterparty, UBS AG, for foreign currency contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$21,593,386	$—	$21,593,386
Exchange-Traded Fund	1,370,460	—	—	1,370,460
Repurchase Agreement	—	11,050,000	—	11,050,000

Total Investments in Securities	$1,370,460	$32,643,386	$—	$34,013,846

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,014,283	$—	$1,014,283
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(13,497)	$—	$(13,497)

Total - Net	$1,370,460	$33,644,172	$—	$35,014,632

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.6%

U.S. Treasury Bills - 76.6%
0.08%, 12/17/20*	$6,463,000	$6,462,842
0.07%, 1/28/21*	4,613,000	4,612,424

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,075,264)		11,075,266

	Shares
EXCHANGE-TRADED FUND - 3.2%

United States - 3.2%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $466,906)	18,600	466,860

	Principal Amount
REPURCHASE AGREEMENT - 16.3%

United States - 16.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.08% due 12/1/20; Proceeds at maturity - $2,350,005 (fully collateralized by Fannie Mae Pool, 2.50% - 3.50% due 11/1/50, Freddie Mac Pool, 1.50% due 11/1/50; Market value including accrued interest - $2,468,303) (Cost: $2,350,000)	$2,350,000	2,350,000

TOTAL INVESTMENTS IN SECURITIES - 96.1% (Cost: $13,892,170)		13,892,126
Other Assets less Liabilities - 3.9%		568,413

NET ASSETS - 100.0%		$14,460,539

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2020 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$467,046	$—	$—	$—	$(186)	$466,860	$74

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/4/2021	4,045,000	BRL	698,256	USD	$51,935	$—
Bank of America N.A.	2/4/2021	543,370,000	CLP	704,829	USD	4,386	—
Bank of America N.A.	2/4/2021	2,708,765,000	COP	701,366	USD	51,848	—
Bank of Montreal	2/4/2021	10,366,390,000	IDR	698,073	USD	32,943	—
Bank of Montreal	2/4/2021	1,709,000,000	IDR	115,551	USD	4,964	—
Bank of Montreal	2/4/2021	52,365,000	INR	702,226	USD	1,220	—
Bank of Montreal	2/4/2021	8,660,000	INR	115,497	USD	837	—
Bank of Montreal	2/4/2021	131,000,000	KRW	115,581	USD	2,645	—
Bank of Montreal	2/4/2021	5,605,000	PHP	115,519	USD	636	—
Barclays Bank PLC	2/4/2021	4,760,000	CNH	704,761	USD	14,472	—
Citibank N.A.	2/4/2021	670,000	BRL	115,573	USD	8,686	—
Citibank N.A.	2/4/2021	670,000	BRL	125,215	USD	—	(956)
Citibank N.A.	2/4/2021	89,000,000	CLP	115,846	USD	318	—
Citibank N.A.	2/4/2021	89,000,000	CLP	115,460	USD	704	—
Citibank N.A.	2/4/2021	447,000,000	COP	115,029	USD	9,266	—
Citibank N.A.	2/4/2021	446,000,000	COP	122,778	USD	1,240	—
Citibank N.A.	2/4/2021	2,495,000	MXN	123,438	USD	—	(489)
Citibank N.A.	2/4/2021	2,760,000	PLN	695,648	USD	41,112	—
Citibank N.A.	2/4/2021	460,000	PLN	122,575	USD	218	—
Citibank N.A.	2/4/2021	9,250,000	RUB	113,498	USD	6,663	—
Citibank N.A.	2/4/2021	9,280,000	RUB	121,359	USD	—	(809)
Citibank N.A.	2/4/2021	3,620,000	THB	115,985	USD	3,431	—
Citibank N.A.	2/4/2021	995,000	TRY	121,890	USD	2,322	—
Citibank N.A.	2/4/2021	11,595,000	ZAR	698,298	USD	44,777	—
Citibank N.A.	2/4/2021	1,930,000	ZAR	125,530	USD	—	(1,844)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2020

Goldman Sachs	2/4/2021	2,925,000	MYR	699,092	USD	18,263	—
HSBC Holdings PLC	2/4/2021	785,000	CNH	116,587	USD	2,026	—
HSBC Holdings PLC	2/4/2021	21,925,000	THB	700,195	USD	23,065	—
JP Morgan Chase Bank N.A.	2/4/2021	2,500,000	MXN	115,605	USD	7,590	—
JP Morgan Chase Bank N.A.	2/4/2021	460,000	PLN	116,482	USD	6,311	—
JP Morgan Chase Bank N.A.	2/4/2021	1,005,000	TRY	114,731	USD	10,729	—
JP Morgan Chase Bank N.A.	2/4/2021	1,925,000	ZAR	117,129	USD	6,236	—
Morgan Stanley & Co. International	2/4/2021	785,000	CNH	118,720	USD	—	(107)
Morgan Stanley & Co. International	2/4/2021	1,712,000,000	IDR	120,225	USD	502	—
Morgan Stanley & Co. International	2/4/2021	8,670,000	INR	116,454	USD	15	—
Morgan Stanley & Co. International	2/4/2021	131,000,000	KRW	118,215	USD	11	—
Morgan Stanley & Co. International	2/4/2021	15,020,000	MXN	695,298	USD	44,860	—
Morgan Stanley & Co. International	2/4/2021	480,000	MYR	115,343	USD	2,377	—
Morgan Stanley & Co. International	2/4/2021	485,000	MYR	118,466	USD	480	—
Morgan Stanley & Co. International	2/4/2021	5,620,000	PHP	116,440	USD	26	—
Morgan Stanley & Co. International	2/4/2021	55,830,000	RUB	699,125	USD	26,122	—
Morgan Stanley & Co. International	2/4/2021	3,625,000	THB	119,283	USD	299	—
Morgan Stanley & Co. International	2/4/2021	6,095,000	TRY	702,492	USD	58,383	—
Royal Bank of Canada	2/4/2021	794,295,000	KRW	701,786	USD	15,059	—
Royal Bank of Canada	2/4/2021	34,010,000	PHP	701,237	USD	3,570	—

						$510,547	$(4,205)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$11,075,266	$—	$11,075,266
Exchange-Traded Fund	466,860	—	—	466,860
Repurchase Agreement	—	2,350,000	—	2,350,000

Total Investments in Securities	$466,860	$13,425,266	$—	$13,892,126

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$510,547	$—	$510,547
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,205)	$—	$(4,205)

Total - Net	$466,860	$13,931,608	$—	$14,398,468

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 0.1%

U.S. Treasury Bond - 0.1%
1.38%, 11/15/40 (Cost: $37,041)	$37,000	$37,104

FOREIGN CORPORATE BONDS - 94.3%

Argentina - 0.6%
YPF S.A.
8.50%, 6/27/29(a)	263,000	178,347

Brazil - 11.9%
Arcos Dorados Holdings, Inc.
5.88%, 4/4/27(a)	200,000	213,000
Banco BTG Pactual S.A.
4.50%, 1/10/25(b)	325,000	342,621
Banco Votorantim S.A.
4.50%, 9/24/24(a)(c)	200,000	213,313
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	327,531
Braskem Netherlands Finance B.V.
4.50%, 1/31/30(a)	200,000	203,091
Centrais Eletricas Brasileiras S.A.
4.63%, 2/4/30(a)(c)	370,000	386,361
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	113,000	129,233
Itau Unibanco Holding S.A.
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(a)(d)(e)	300,000	281,625
Klabin Finance S.A.
4.88%, 9/19/27(a)(c)	300,000	330,891
Minerva Luxembourg S.A.
5.88%, 1/19/28(a)	200,000	215,581
Petrobras Global Finance B.V.
5.75%, 2/1/29(c)	335,000	387,553
5.60%, 1/3/31	200,000	226,500
St Marys Cement, Inc.
5.75%, 1/28/27(b)	300,000	345,984

Total Brazil		3,603,284

Chile - 3.0%
Celulosa Arauco y Constitucion S.A.
5.50%, 11/2/47(c)	325,000	380,809
Inversiones CMPC S.A.
4.75%, 9/15/24(b)	250,000	275,862
VTR Comunicaciones SpA
5.13%, 1/15/28(a)	250,000	267,578

Total Chile		924,249

China - 4.5%
Baidu, Inc.
3.08%, 4/7/25(c)	200,000	213,044
Bank of China Ltd.
5.00%, 11/13/24(b)	400,000	447,437
China Evergrande Group
8.75%, 6/28/25(b)	200,000	154,844
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25(b)	300,000	321,249
5.13%, 3/14/28(b)	200,000	219,063

Total China		1,355,637

Colombia - 6.3%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(b)(c)	200,000	212,812
Bancolombia S.A.
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate +2.944% thereafter)(d)	300,000	309,750
Ecopetrol S.A.
6.88%, 4/29/30	200,000	253,800
5.88%, 5/28/45	70,000	83,331
Millicom International Cellular S.A.
4.50%, 4/27/31(a)(c)	300,000	323,802
Oleoducto Central S.A.
4.00%, 7/14/27(a)	250,000	270,430
Promigas S.A. ESP
3.75%, 10/16/29(a)(c)	200,000	211,719
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(a)	200,000	236,300

Total Colombia		1,901,944

Ghana - 0.5%
Tullow Oil PLC
6.25%, 4/15/22(b)	200,000	153,000

Hong Kong - 1.0%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	275,000	290,426

India - 5.8%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	200,000	217,048
Bharti Airtel Ltd.
4.38%, 6/10/25(b)	625,000	679,590
ICICI Bank Ltd.
3.25%, 9/9/22(b)	200,000	204,969
Reliance Industries Ltd.
3.67%, 11/30/27(a)	350,000	391,289
Vedanta Resources Ltd.
6.38%, 7/30/22(b)	200,000	154,200
7.13%, 5/31/23(b)	150,000	101,156

Total India		1,748,252

Indonesia - 2.8%
Medco Bell Pte Ltd.
6.38%, 1/30/27(a)	178,000	178,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2020

Investments	Principal Amount	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(b)(c)	$220,000	$244,647
4.13%, 5/15/27(a)	380,000	422,572

Total Indonesia		845,998

Ireland - 2.2%
C&W Senior Financing DAC
6.88%, 9/15/27(b)	350,000	376,250
Sibur Securities DAC
2.95%, 7/8/25(a)	275,000	282,906

Total Ireland		659,156

Israel - 3.4%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(d)	300,000	309,000
Israel Electric Corp., Ltd.
6.88%, 6/21/23(b)	200,000	228,250
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	170,000	167,365
3.15%, 10/1/26	350,000	332,500

Total Israel		1,037,115

Jamaica - 0.3%
Digicel Holdings Bermuda Ltd.
8.75%, 5/25/24(a)	81,000	82,848

Kazakhstan - 2.2%
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	365,000	397,576
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/30(a)	250,000	261,250

Total Kazakhstan		658,826

Kuwait - 2.6%
MEGlobal Canada ULC
5.88%, 5/18/30(a)	225,000	274,781
NBK Tier 1 Financing 2 Ltd.
4.50%, 11/27/25, (4.50% fixed rate until 11/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(d)(e)	500,000	501,719

Total Kuwait		776,500

Luxembourg - 0.9%
Altice Financing S.A.
7.50%, 5/15/26(b)	250,000	264,915

Mexico - 7.8%
Alpek S.A.B. de C.V.
4.25%, 9/18/29(a)	400,000	428,125
Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	200,000	217,375
BBVA Bancomer S.A.
1.88%, 9/18/25(a)	225,000	226,125
Cemex S.A.B. de C.V.
7.75%, 4/16/26(b)	200,000	211,700
7.38%, 6/5/27(a)	200,000	224,500
5.20%, 9/17/30(a)	200,000	219,250
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(a)(d)(e)	250,000	268,438
Orbia Advance Corp. S.A.B. de C.V.
4.00%, 10/4/27(a)	320,000	350,550
Total Play Telecomunicaciones S.A. de C.V.
7.50%, 11/12/25(a)	225,000	226,010

Total Mexico		2,372,073

Morocco - 1.9%
OCP S.A.
5.63%, 4/25/24(b)	300,000	329,438
6.88%, 4/25/44(b)	200,000	256,500

Total Morocco		585,938

Netherlands - 1.2%
VEON Holdings B.V.
4.00%, 4/9/25(a)	350,000	369,688

Oman - 0.9%
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	250,000	260,898

Panama - 1.5%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	225,000	242,051
Banco Nacional de Panama
2.50%, 8/11/30(a)	200,000	200,250

Total Panama		442,301

Peru - 4.8%
Banco de Credito del Peru
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(c)(d)	300,000	304,500
Credicorp Ltd.
2.75%, 6/17/25(a)	225,000	233,212
Inkia Energy Ltd.
5.88%, 11/9/27(b)	200,000	214,884
Inretail Pharma S.A.
5.38%, 5/2/23(b)	100,000	104,281
Kallpa Generacion S.A.
4.13%, 8/16/27(b)(c)	250,000	268,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2020

Investments	Principal Amount	Value
Southern Copper Corp.
5.25%, 11/8/42	$260,000	$344,765

Total Peru		1,470,392

Poland - 0.7%
Canpack S.A.
3.13%, 11/1/25(a)	215,000	219,300

Russia - 6.9%
Alfa Bank AO via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(d)	350,000	366,734
Gazprom PJSC via Gaz Capital S.A.
4.95%, 3/23/27(b)	335,000	378,027
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(a)(d)(e)	225,000	236,109
Lukoil Securities B.V.
3.88%, 5/6/30(a)	225,000	243,281
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24(b)	250,000	267,500
Severstal OAO Via Steel Capital S.A.
3.15%, 9/16/24(a)	200,000	209,500
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22(b)	353,000	378,703

Total Russia		2,079,854

Saudi Arabia - 2.5%
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	500,000	508,675
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(b)	200,000	251,125

Total Saudi Arabia		759,800

Singapore - 1.6%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24(b)	250,000	274,375
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	225,000	226,761

Total Singapore		501,136

South Africa - 1.4%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	211,125
6.50%, 4/15/40(c)	162,000	202,247

Total South Africa		413,372

South Korea - 3.2%
Kookmin Bank
2.50%, 11/4/30(a)	250,000	257,372
Woori Bank
4.75%, 4/30/24(b)	650,000	722,922

Total South Korea		980,294

Thailand - 3.1%
Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(a)(d)(e)	225,000	228,937
4.45%, 9/19/28(a)	300,000	349,125
PTTEP Treasury Center Co., Ltd.
3.90%, 12/6/59(a)	325,000	368,012

Total Thailand		946,074

Turkey - 3.8%
QNB Finansbank AS
6.88%, 9/7/24(a)	200,000	211,719
Turk Telekomunikasyon AS
6.88%, 2/28/25(a)	200,000	216,687
Turkiye Is Bankasi AS
6.13%, 4/25/24(b)	200,000	200,812
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)(c)	300,000	324,844
Turkiye Vakiflar Bankasi TAO
5.25%, 2/5/25(a)(c)	200,000	193,625

Total Turkey		1,147,687

United Arab Emirates - 4.3%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26(b)	400,000	461,437
DP World Crescent Ltd.
3.91%, 5/31/23(b)	200,000	212,219
DP World PLC
6.85%, 7/2/37(b)	100,000	132,797
MAF Global Securities Ltd.
4.75%, 5/7/24(b)	200,000	217,500
MHP Lux S.A.
6.25%, 9/19/29(a)	275,000	276,719

Total United Arab Emirates		1,300,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2020

Investments	Principal Amount	Value
Zambia - 0.7%
First Quantum Minerals Ltd.
6.88%, 3/1/26(a)	$200,000	$207,000

TOTAL FOREIGN CORPORATE BONDS (Cost: $26,817,233)		28,536,976

FOREIGN GOVERNMENT AGENCIES - 0.7%

Peru - 0.7%
Corporacion Financiera de Desarrollo S.A.
2.40%, 9/28/27(a) (Cost: $199,775)	200,000	203,250

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%

Egypt - 0.7%
Egypt Government International Bond
7.60%, 3/1/29(a)	200,000	223,750

Ghana - 0.7%
Ghana Government International Bond
6.38%, 2/11/27(a)	200,000	201,625

Nigeria - 0.7%
Nigeria Government International Bond
6.50%, 11/28/27(b)	200,000	210,688

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $600,000)		636,063

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.4%

United States - 9.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(f) (Cost: $2,850,818)	2,850,818	2,850,818

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $30,504,867)		32,264,211
Other Assets less Liabilities - (6.6)%		(2,001,842)

NET ASSETS - 100.0%		$30,262,369

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at November 30, 2020. At November 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,869,445 and the total market value of the collateral held by the Fund was $2,943,687. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $92,869.

(d)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	19	3/22/21	$(2,625,265)	$(4,006)
Ultra 10 Year U.S. Treasury Note	10	3/22/21	(1,571,250)	(2,782)

			$(4,196,515)	$(6,788)

Long Exposure
2 Year U.S. Treasury Note	15	3/31/21	$3,312,773	$1,506
5 Year U.S. Treasury Note	4	3/31/21	504,125	406
U.S. Treasury Long Bond	2	3/22/21	349,813	1,063
U.S. Treasury Ultra Long Term Bond	1	3/22/21	216,031	(1,054)

			$4,382,742	$1,921

Total - Net			$186,227	$(4,867)

†	As of November 30, 2020, deposits at broker for futures contracts of $34,241 included cash collateral of $39,936 and previously settled variation margin losses on open futures contracts of $5,695.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$37,104	$—	$37,104
Foreign Corporate Bonds	—	28,536,976	—	28,536,976
Foreign Government Agencies	—	203,250	—	203,250
Foreign Government Obligations	—	636,063	—	636,063
Investment of Cash Collateral for Securities Loaned	—	2,850,818	—	2,850,818

Total Investments in Securities	$—	$32,264,211	$—	$32,264,211

Financial Derivative Instruments
Futures Contracts[1]	$2,975	$—	$—	$2,975
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(7,842)	$—	$—	$(7,842)

Total - Net	$(4,867)	$32,264,211	$—	$32,259,344

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2020

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 85.2%

Brazil - 8.0%
Brazil Letras do Tesouro Nacional
8.94%, 1/1/22, Series LTN(a)	4,035,000	BRL	$723,138
6.26%, 7/1/22, Series LTN(a)	5,130,000	BRL	890,715
6.18%, 7/1/23, Series LTN(a)	11,930,000	BRL	1,914,153
5.38%, 1/1/24, Series LTN(a)	5,950,000	BRL	914,845
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	11,435,000	BRL	2,317,201
10.00%, 1/1/25, Series F	6,249,000	BRL	1,294,983
10.00%, 1/1/27, Series F	6,680,000	BRL	1,395,732
10.00%, 1/1/29, Series F	3,760,000	BRL	795,308

Total Brazil			10,246,075

Chile - 1.9%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	281,034
4.50%, 3/1/26	330,000,000	CLP	492,517
4.70%, 9/1/30(b)(c)	275,000,000	CLP	417,544
5.00%, 3/1/35	390,000,000	CLP	601,451
6.00%, 1/1/43, Series 30YR	350,000,000	CLP	620,429

Total Chile			2,412,975

China - 4.7%
China Government Bond
3.22%, 12/6/25, Series 1828	6,100,000	CNY	932,875
3.25%, 6/6/26, Series 1907	5,800,000	CNY	889,691
3.12%, 12/5/26, Series 1916	8,000,000	CNY	1,216,399
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,215,587
3.29%, 5/23/29, Series 1906	8,000,000	CNY	1,217,012
3.13%, 11/21/29, Series 1915	4,000,000	CNY	601,419

Total China			6,072,983

Colombia - 7.5%
Colombia Government International Bond
7.75%, 4/14/21	749,000,000	COP	212,633
Colombian TES
7.00%, 5/4/22, Series B	3,241,700,000	COP	961,307
10.00%, 7/24/24, Series B	5,853,700,000	COP	1,987,891
6.25%, 11/26/25, Series B	1,697,300,000	COP	519,681
7.50%, 8/26/26, Series B	3,709,200,000	COP	1,196,905
6.00%, 4/28/28, Series B	5,345,600,000	COP	1,588,405
7.75%, 9/18/30, Series B	3,762,200,000	COP	1,225,637
7.00%, 6/30/32, Series B	4,537,500,000	COP	1,382,664
7.25%, 10/18/34, Series B	1,800,000,000	COP	553,840

Total Colombia			9,628,963

Hungary - 1.9%
Hungary Government Bond
7.00%, 6/24/22, Series 22/A	65,120,000	HUF	238,656
1.75%, 10/26/22, Series 22/B	67,210,000	HUF	228,674
3.00%, 6/26/24, Series 24/B	213,440,000	HUF	758,944
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,172,559

Total Hungary			2,398,833

India - 4.7%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	443,784
8.40%, 7/28/24	73,000,000	INR	1,107,476
7.59%, 3/20/29	100,000,000	INR	1,496,160
7.88%, 3/19/30	100,000,000	INR	1,526,880
9.20%, 9/30/30	90,920,000	INR	1,496,360

Total India			6,070,660

Indonesia - 11.5%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	20,165,000,000	IDR	1,578,768
6.50%, 6/15/25, Series FR81	25,000,000,000	IDR	1,875,443
8.38%, 9/15/26, Series FR56	23,181,000,000	IDR	1,863,542
6.13%, 5/15/28, Series FR64	18,000,000,000	IDR	1,282,793
9.00%, 3/15/29, Series FR71	14,875,000,000	IDR	1,237,785
7.00%, 9/15/30, Series FR82	20,000,000,000	IDR	1,503,116
8.75%, 5/15/31, Series FR73	13,601,000,000	IDR	1,132,351
8.25%, 6/15/32, Series FR58	11,549,000,000	IDR	910,703
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,290,278
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,148,517
7.50%, 5/15/38, Series FR75	300,000,000	IDR	22,238
8.38%, 4/15/39, Series FR79	10,000,000,000	IDR	807,528
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	112,470

Total Indonesia			14,765,532

Malaysia - 3.6%
Malaysia Government Bond
3.42%, 8/15/22, Series 0112	1,243,000	MYR	313,399
4.18%, 7/15/24, Series 0114	2,460,000	MYR	648,567
3.96%, 9/15/25, Series 0115	2,890,000	MYR	765,802
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,171,410
3.89%, 8/15/29, Series 0219	2,500,000	MYR	661,298
4.76%, 4/7/37, Series 0317	1,400,000	MYR	402,444
Malaysia Government Investment Issue
4.09%, 11/30/23, Series 0318	2,450,000	MYR	639,243

Total Malaysia			4,602,163

Mexico - 6.6%
Mexican Bonos
6.75%, 3/9/23, Series M	15,000,000	MXN	780,969
5.75%, 3/5/26, Series M	28,000,000	MXN	1,432,846
8.50%, 5/31/29, Series M 20	3,000,000	MXN	178,424
7.75%, 5/29/31, Series M	20,133,000	MXN	1,150,887
7.75%, 11/23/34, Series M	11,319,000	MXN	645,873
10.00%, 11/20/36, Series M 30	9,237,000	MXN	623,679
8.50%, 11/18/38, Series M 30	24,854,000	MXN	1,473,102
7.75%, 11/13/42, Series M	19,142,000	MXN	1,049,422
8.00%, 11/7/47, Series M	20,000,000	MXN	1,119,004

Total Mexico			8,454,206

Peru - 3.5%
Peru Government Bond
6.15%, 8/12/32	101,000	PEN	33,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2020

Investments	Principal Amount†		Value
Peruvian Government International Bond
5.70%, 8/12/24(c)	780,000	PEN	$254,061
8.20%, 8/12/26(c)	3,443,000	PEN	1,288,181
6.95%, 8/12/31(c)	4,921,000	PEN	1,721,586
6.90%, 8/12/37(c)	3,475,000	PEN	1,166,887

Total Peru			4,463,829

Philippines - 2.0%
Philippine Government International Bond
3.90%, 11/26/22	29,000,000	PHP	617,487
6.25%, 1/14/36	70,000,000	PHP	1,882,078

Total Philippines			2,499,565

Poland - 4.7%
Republic of Poland Government Bond
2.50%, 7/25/26, Series 0726	9,495,000	PLN	2,796,290
2.50%, 7/25/27, Series 0727	8,905,000	PLN	2,636,024
2.75%, 10/25/29, Series 1029	1,750,000	PLN	532,447

Total Poland			5,964,761

Romania - 3.6%
Romania Government Bond
5.95%, 6/11/21, Series 10Y	250,000	RON	62,503
4.00%, 10/27/21, Series 3Y	400,000	RON	99,633
3.50%, 12/19/22, Series 7Y	4,500,000	RON	1,125,091
5.85%, 4/26/23, Series 10Y	3,470,000	RON	915,801
4.75%, 2/24/25, Series 10Y	1,970,000	RON	522,974
4.85%, 4/22/26, Series 7Y	2,000,000	RON	538,871
5.80%, 7/26/27, Series 15Y	2,880,000	RON	828,880
5.00%, 2/12/29, Series 10Y	500,000	RON	139,408
3.65%, 9/24/31, Series 15Y	1,250,000	RON	313,732

Total Romania			4,546,893

Russia - 9.8%
Russian Federal Bond - OFZ
7.40%, 12/7/22, Series 6220	28,000,000	RUB	386,838
7.00%, 1/25/23, Series 6211	38,349,000	RUB	527,005
7.00%, 8/16/23, Series 6215	67,505,000	RUB	932,455
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,644,889
7.40%, 7/17/24, Series 6227	90,000,000	RUB	1,271,078
7.10%, 10/16/24, Series 6222	100,000,000	RUB	1,404,163
7.75%, 9/16/26, Series 6219	58,000,000	RUB	852,216
7.05%, 1/19/28, Series 6212	99,885,000	RUB	1,423,422
6.90%, 5/23/29, Series 6224	55,000,000	RUB	779,505
7.65%, 4/10/30, Series 6228	11,000,000	RUB	163,414
8.50%, 9/17/31, Series 6218	51,440,000	RUB	810,041
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,246,984
7.25%, 5/10/34, Series 6225	65,860,000	RUB	946,836
7.70%, 3/16/39, Series 6230	12,000,000	RUB	181,965

Total Russia			12,570,811

South Africa - 5.1%
Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	14,455,000	ZAR	877,637
7.00%, 2/28/31, Series R213	13,227,000	ZAR	718,345
8.25%, 3/31/32, Series 2032	8,000,000	ZAR	458,066
6.25%, 3/31/36, Series R209	17,301,600	ZAR	766,006
8.50%, 1/31/37, Series 2037	8,000,000	ZAR	421,118
9.00%, 1/31/40, Series 2040	14,300,000	ZAR	772,323
6.50%, 2/28/41, Series R214	4,005,000	ZAR	166,657
8.75%, 1/31/44, Series 2044	19,155,000	ZAR	990,874
8.75%, 2/28/48, Series 2048	26,120,000	ZAR	1,352,392

Total South Africa			6,523,418

Thailand - 3.0%
Thailand Government Bond
2.00%, 12/17/22	16,000,000	THB	544,461
3.63%, 6/16/23	11,900,000	THB	423,432
1.45%, 12/17/24	7,615,000	THB	258,981
3.85%, 12/12/25	5,480,000	THB	207,979
2.13%, 12/17/26	10,000,000	THB	353,271
2.88%, 12/17/28	3,615,000	THB	134,514
4.88%, 6/22/29	7,602,000	THB	324,881
3.65%, 6/20/31	14,000,000	THB	561,673
3.40%, 6/17/36	18,460,000	THB	753,276
2.88%, 6/17/46	5,985,000	THB	232,775

Total Thailand			3,795,243

Turkey - 3.1%
Turkey Government Bond
11.00%, 3/2/22	5,620,000	TRY	693,242
12.20%, 1/18/23	8,000,000	TRY	1,009,940
16.20%, 6/14/23	2,030,000	TRY	278,331
8.00%, 3/12/25	7,157,000	TRY	789,225
11.00%, 2/24/27	4,555,000	TRY	561,059
10.50%, 8/11/27	4,910,000	TRY	590,035

Total Turkey			3,921,832

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $117,834,211)			108,938,742

SUPRANATIONAL BONDS - 9.1%
European Bank for Reconstruction & Development
6.45%, 12/13/22	7,910,000,000	IDR	581,654
European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	924,964
7.50%, 7/30/23	38,000,000	MXN	2,020,477
8.13%, 12/21/26	9,740,000	ZAR	687,283
8.00%, 5/5/27(c)	24,500,000	ZAR	1,713,833
International Bank for Reconstruction & Development
8.25%, 12/21/26	16,000,000	ZAR	1,137,123
International Finance Corp.
5.75%, 3/2/23	40,000,000	MXN	1,993,969
7.50%, 1/18/28	37,000,000	MXN	1,997,447
5.50%, 2/28/28	44,850,000	RUB	622,137

TOTAL SUPRANATIONAL BONDS (Cost: $11,231,940)			11,678,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2020

Investments	Principal Amount†	Value
REPURCHASE AGREEMENT - 3.1%
United States - 3.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.08% due 12/1/20; Proceeds at maturity - $4,020,009 (fully collateralized by Fannie Mae Pool, 2.50% - 3.50% due 11/1/50, Freddie Mac Pool, 1.50% due 11/1/50; Market value including accrued interest - $4,221,613) (Cost: $4,020,000)	$4,020,000	$4,020,000

TOTAL INVESTMENTS IN SECURITIES - 97.4% (Cost: $133,086,151)		124,637,629
Other Assets less Liabilities - 2.6%		3,293,441

NET ASSETS - 100.0%		$127,931,070

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2020.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/16/2020	47,007	USD	1,000,000	MXN	$—	$(2,531)
Bank of America N.A.	12/16/2020	2,287,715	USD	46,000,000	MXN	8,944	—
Bank of America N.A.	12/16/2020	127,203	USD	500,000	PLN	—	(6,217)
Bank of Montreal	12/16/2020	33,752	USD	2,500,000	INR	4	—
Citibank N.A.	12/16/2020	1,440,655	USD	107,300,000	INR	—	(7,809)
Citibank N.A.	12/16/2020	67,476	USD	5,000,000	INR	—	(20)
Goldman Sachs	12/16/2020	56,000,000	MXN	2,631,489	USD	142,667	—
Morgan Stanley & Co. International	12/16/2020	15,000,000	CNY	2,280,155	USD	—	(12,784)
Royal Bank of Canada	12/16/2020	12,240,000	PLN	3,238,514	USD	27,599	—

						$179,214	$(29,361)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$108,938,742	$—	$108,938,742
Supranational Bonds	—	11,678,887	—	11,678,887
Repurchase Agreement	—	4,020,000	—	4,020,000

Total Investments in Securities	$—	$124,637,629	$—	$124,637,629

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$179,214	$—	$179,214
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(29,361)	$—	$(29,361)

Total - Net	$—	$124,787,482	$—	$124,787,482

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.0%

U.S. Treasury Notes - 100.0%
U.S. Treasury Floating Rate Notes
0.24%, 1/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.154%)*	$306,033,000	$306,449,275
0.20%, 4/30/22, (3-month U.S. Treasury Bill Money Market Yield + 0.114%)*	340,378,000	340,739,948
0.14%, 7/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	373,318,000	373,428,726
0.14%, 10/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	274,447,000	274,480,057

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,294,427,010)		1,295,098,006
Other Assets less Liabilities - 0.0%		124,607

NET ASSETS - 100.0%		$1,295,222,613

*	Floating rate note. Coupon shown is in effect at November 30, 2020. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,295,098,006	$—	$1,295,098,006

Total Investments in Securities	$—	$1,295,098,006	$—	$1,295,098,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.4%

United States - 94.4%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$225,000	$226,688
ADT Security Corp. (The)
3.50%, 7/15/22	323,000	331,277
4.13%, 6/15/23(a)	322,000	339,911
4.88%, 7/15/32(a)(b)	242,000	253,193
AECOM
5.88%, 10/15/24	350,000	389,375
5.13%, 3/15/27	156,000	174,885
AES Corp. (The)
5.13%, 9/1/27	192,000	212,009
Allison Transmission, Inc.
5.88%, 6/1/29(b)	192,000	214,342
Ally Financial, Inc.
5.75%, 11/20/25(a)	192,000	224,501
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25(b)	242,000	194,508
AMC Networks, Inc.
5.00%, 4/1/24	181,000	184,234
4.75%, 8/1/25(a)	318,000	327,856
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(a)	242,000	250,751
AmeriGas Partners L.P.
5.63%, 5/20/24	182,000	198,835
5.50%, 5/20/25	358,000	393,800
5.75%, 5/20/27(a)	252,000	285,492
Amkor Technology, Inc.
6.63%, 9/15/27(b)	192,000	208,560
Antero Midstream Partners L.P.
5.38%, 9/15/24	548,000	513,750
Antero Resources Corp.
5.13%, 12/1/22(a)	264,000	249,876
5.63%, 6/1/23(a)	300,000	268,875
Aramark Services, Inc.
6.38%, 5/1/25(b)	338,000	360,392
5.00%, 2/1/28(a)(b)	318,000	334,695
Archrock Partners L.P.
6.25%, 4/1/28(b)	282,000	291,470
ASGN, Inc.
4.63%, 5/15/28(b)	192,000	200,004
Avient Corp.
5.25%, 3/15/23	358,000	386,520
B&G Foods, Inc.
5.25%, 4/1/25	242,000	251,296
5.25%, 9/15/27	136,000	142,332
Ball Corp.
4.00%, 11/15/23	143,000	152,666
Bausch Health Cos., Inc.
5.50%, 3/1/23(a)(b)	224,000	224,224
7.00%, 3/15/24(b)	262,000	270,253
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(b)	600,000	609,189
Bed Bath & Beyond, Inc.
5.17%, 8/1/44(a)	442,000	378,186
Berry Global, Inc.
4.88%, 7/15/26(b)	288,000	306,059
Blue Cube Spinco LLC
9.75%, 10/15/23	39,000	40,170
10.00%, 10/15/25	30,000	31,725
BMC East LLC
5.50%, 10/1/24(b)	161,000	165,971
Boyd Gaming Corp.
6.38%, 4/1/26	242,000	251,714
6.00%, 8/15/26	358,000	373,662
4.75%, 12/1/27	242,000	246,419
Brink’s Co. (The)
4.63%, 10/15/27(a)(b)	192,000	202,622
Brookfield Property REIT, Inc.
5.75%, 5/15/26(b)	388,000	357,687
Builders FirstSource, Inc.
5.00%, 3/1/30(a)(b)	308,000	332,255
CCO Holdings LLC
4.00%, 3/1/23(b)	157,000	158,472
5.75%, 2/15/26(b)	464,000	481,400
5.13%, 5/1/27(b)	288,000	303,394
5.88%, 5/1/27(b)	96,000	100,344
4.75%, 3/1/30(b)	620,000	658,564
4.50%, 8/15/30(b)	484,000	510,622
CDK Global, Inc.
5.00%, 10/15/24	58,000	63,945
5.25%, 5/15/29(b)	242,000	265,822
CDW LLC
5.50%, 12/1/24	56,000	61,985
4.13%, 5/1/25	106,000	110,174
4.25%, 4/1/28(a)	146,000	152,451
Cedar Fair L.P.
5.50%, 5/1/25(b)	242,000	254,403
Centene Corp.
5.38%, 6/1/26(b)	250,000	263,125
CenturyLink, Inc.
5.80%, 3/15/22, Series T	521,000	542,817
7.50%, 4/1/24, Series Y(a)	54,000	60,548
5.63%, 4/1/25	424,000	456,065
5.13%, 12/15/26(a)(b)	262,000	274,499
4.00%, 2/15/27(b)	298,000	308,466
CF Industries, Inc.
3.45%, 6/1/23	222,000	233,480
4.95%, 6/1/43	404,000	497,677
5.38%, 3/15/44	242,000	306,584
Chemours Co. (The)
7.00%, 5/15/25(a)	308,000	318,996
5.38%, 5/15/27(a)	242,000	252,134
Churchill Downs, Inc.
5.50%, 4/1/27(b)	242,000	255,265
Cinemark USA, Inc.
4.88%, 6/1/23	327,000	310,135
Clearway Energy Operating LLC
5.75%, 10/15/25	242,000	255,159
4.75%, 3/15/28(b)	288,000	309,128
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(b)	338,000	394,615
6.75%, 3/15/26(b)	288,000	311,040
5.88%, 6/1/27	358,000	357,552
Colfax Corp.
6.00%, 2/15/24(b)	323,000	335,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
CommScope Technologies LLC
6.00%, 6/15/25(b)	$417,000	$427,863
5.00%, 3/15/27(a)(b)	298,000	297,069
CommScope, Inc.
5.50%, 3/1/24(b)	436,000	448,585
6.00%, 3/1/26(b)	212,000	223,939
8.25%, 3/1/27(a)(b)	409,000	441,211
Community Health Systems, Inc.
6.25%, 3/31/23	1,342,000	1,372,195
8.63%, 1/15/24(b)	198,000	206,291
6.63%, 2/15/25(b)	482,000	491,544
8.00%, 3/15/26(b)	242,000	254,463
Compass Minerals International, Inc.
6.75%, 12/1/27(b)	288,000	317,834
Continental Resources, Inc.
4.50%, 4/15/23(a)	50,000	51,342
4.90%, 6/1/44	252,000	235,148
Cornerstone Building Brands, Inc.
8.00%, 4/15/26(b)	298,000	314,211
Coty, Inc.
6.50%, 4/15/26(b)	348,000	339,822
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	251,000	252,608
Crown Americas LLC
4.50%, 1/15/23	323,000	341,572
CSC Holdings LLC
6.75%, 11/15/21	95,000	99,557
5.88%, 9/15/22	86,000	91,644
5.25%, 6/1/24	310,000	336,156
5.50%, 4/15/27(b)	260,000	274,690
7.50%, 4/1/28(b)	370,000	413,012
6.50%, 2/1/29(b)	400,000	447,874
5.75%, 1/15/30(b)	610,000	661,091
Cumulus Media New Holdings, Inc.
6.75%, 7/1/26(a)(b)	173,000	168,972
CVR Partners L.P.
9.25%, 6/15/23(b)	505,000	502,475
Del Monte Foods, Inc.
11.88%, 5/15/25(b)	288,000	315,180
Dell International LLC
7.13%, 6/15/24(b)	124,000	128,619
Delta Air Lines, Inc.
3.63%, 3/15/22(a)	272,000	275,742
3.80%, 4/19/23(a)	242,000	245,200
2.90%, 10/28/24	242,000	231,467
3.75%, 10/28/29(a)	1,110,000	1,039,847
Diamond Resorts International, Inc.
7.75%, 9/1/23(b)	404,000	407,030
10.75%, 9/1/24(b)	176,000	169,162
Diamond Sports Group LLC
5.38%, 8/15/26(b)	1,276,000	991,292
6.63%, 8/15/27(a)(b)	968,000	556,310
DISH DBS Corp.
6.75%, 6/1/21	409,000	418,305
5.88%, 7/15/22	720,000	756,922
5.00%, 3/15/23	471,000	490,429
5.88%, 11/15/24(a)	631,000	672,015
7.75%, 7/1/26(a)	250,000	285,629
Elanco Animal Health, Inc.
5.27%, 8/28/23	501,000	545,258
EMC Corp.
3.38%, 6/1/23	350,000	362,250
Encompass Health Corp.
5.13%, 3/15/23	308,000	310,663
4.75%, 2/1/30	192,000	204,636
Endo Dac
6.00%, 6/30/28(b)	687,000	543,417
EnLink Midstream Partners L.P.
6.00%, 12/15/22, Series C, (6.00% fixed rate until 12/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.11% thereafter)(c)(d)	310,000	172,050
4.40%, 4/1/24(a)	209,000	201,936
Entegris, Inc.
4.63%, 2/10/26(b)	242,000	249,563
ESH Hospitality, Inc.
5.25%, 5/1/25(b)	192,000	196,843
4.63%, 10/1/27(b)	212,000	215,975
Ford Motor Co.
8.50%, 4/21/23	242,000	271,656
9.00%, 4/22/25	242,000	294,397
9.63%, 4/22/30(a)	202,000	281,526
Ford Motor Credit Co. LLC
5.88%, 8/2/21	30,000	30,750
3.81%, 10/12/21	1,230,000	1,247,220
3.22%, 1/9/22	70,000	70,350
3.35%, 11/1/22	90,000	91,382
4.14%, 2/15/23	660,000	678,529
3.66%, 9/8/24	20,000	20,361
4.39%, 1/8/26	10,000	10,414
4.54%, 8/1/26	180,000	189,000
Freeport-McMoRan, Inc.
3.88%, 3/15/23(a)	825,000	859,650
4.55%, 11/14/24	480,000	525,540
5.00%, 9/1/27	252,000	268,007
4.25%, 3/1/30	288,000	313,422
5.45%, 3/15/43	686,000	855,795
Gap, Inc. (The)
8.38%, 5/15/23(a)(b)	192,000	217,680
8.63%, 5/15/25(b)	288,000	320,472
8.88%, 5/15/27(b)	288,000	334,440
Genesis Energy L.P.
6.00%, 5/15/23	288,000	280,246
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23	282,000	282,973
5.00%, 5/31/26(a)	290,000	296,290
4.88%, 3/15/27(a)	474,000	479,629
Graphic Packaging International LLC
4.75%, 4/15/21	282,000	283,410
Gray Television, Inc.
5.88%, 7/15/26(b)	338,000	353,844
7.00%, 5/15/27(b)	338,000	373,067
Greif, Inc.
6.50%, 3/1/27(a)(b)	288,000	305,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
Griffon Corp.
5.75%, 3/1/28	$242,000	$256,822
GrubHub Holdings, Inc.
5.50%, 7/1/27(b)	272,000	285,260
GTT Communications, Inc.
7.88%, 12/31/24(b)	158,000	57,694
Hanesbrands, Inc.
4.63%, 5/15/24(b)	173,000	182,191
4.88%, 5/15/26(a)(b)	66,000	71,033
HAT Holdings I LLC
5.25%, 7/15/24(a)(b)	155,000	161,507
HCA, Inc.
5.88%, 5/1/23	245,000	268,325
5.38%, 2/1/25	596,000	668,125
HD Supply, Inc.
5.38%, 10/15/26(a)(b)	192,000	203,880
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	632,000	638,718
5.13%, 5/1/26	242,000	250,891
4.88%, 1/15/30(a)	136,000	146,879
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(b)	310,000	327,961
Hughes Satellite Systems Corp.
5.25%, 8/1/26	242,000	267,896
6.63%, 8/1/26(a)	242,000	270,087
Ingles Markets, Inc.
5.75%, 6/15/23(a)	52,000	52,994
Ingram Micro, Inc.
5.45%, 12/15/24	174,000	187,926
IQVIA, Inc.
5.00%, 5/15/27(b)	250,000	263,616
Iron Mountain, Inc.
4.88%, 9/15/27(b)	146,000	151,717
5.25%, 3/15/28(a)(b)	126,000	132,064
j2 Cloud Services LLC
6.00%, 7/15/25(b)	252,000	263,768
JBS USA LUX S.A.
5.75%, 6/15/25(b)	96,000	99,240
6.75%, 2/15/28(b)	116,000	129,197
6.50%, 4/15/29(b)	288,000	330,123
5.50%, 1/15/30(b)	272,000	306,095
Kaiser Aluminum Corp.
4.63%, 3/1/28(b)	242,000	249,976
KB Home
7.63%, 5/15/23	58,000	64,235
Kennedy-Wilson, Inc.
5.88%, 4/1/24	265,000	268,975
Kraft Heinz Foods Co.
3.75%, 4/1/30(b)	156,000	167,991
5.00%, 7/15/35	76,000	89,715
6.88%, 1/26/39	262,000	365,257
4.63%, 10/1/39(b)	242,000	268,075
6.50%, 2/9/40	242,000	321,315
5.20%, 7/15/45	404,000	477,558
4.38%, 6/1/46	434,000	464,206
4.88%, 10/1/49(b)	242,000	273,394
5.50%, 6/1/50(b)	136,000	169,090
L Brands, Inc.
5.63%, 2/15/22	199,000	207,333
7.50%, 6/15/29	530,000	585,417
6.88%, 11/1/35	449,000	489,691
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(b)	157,000	156,902
4.25%, 2/1/27(b)	242,000	224,153
Lamar Media Corp.
5.75%, 2/1/26	262,000	271,635
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(b)	252,000	262,710
Lennar Corp.
4.50%, 4/30/24	254,000	281,492
Level 3 Financing, Inc.
5.38%, 1/15/24	290,000	293,087
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(b)	240,000	247,374
5.88%, 11/1/24(b)	230,000	231,988
Live Nation Entertainment, Inc.
4.88%, 11/1/24(b)	288,000	286,272
4.75%, 10/15/27(a)(b)	338,000	333,881
LPL Holdings, Inc.
5.75%, 9/15/25(b)	288,000	298,806
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(b)	192,000	204,687
6.50%, 9/15/26	242,000	254,516
Match Group Holdings II LLC
4.13%, 8/1/30(b)	242,000	252,411
Mattel, Inc.
6.75%, 12/31/25(b)	358,000	376,867
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(b)	65,000	66,469
MDC Partners, Inc.
6.50%, 5/1/24(b)	548,000	540,607
MEDNAX, Inc.
5.25%, 12/1/23(b)	319,000	322,782
6.25%, 1/15/27(a)(b)	462,000	494,927
Meredith Corp.
6.88%, 2/1/26(a)	610,000	607,331
Meritage Homes Corp.
7.00%, 4/1/22	183,000	195,538
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	374,000	401,816
MGM Resorts International
7.75%, 3/15/22	965,000	1,032,140
6.00%, 3/15/23	340,000	364,150
6.75%, 5/1/25	192,000	206,582
5.75%, 6/15/25(a)	202,000	218,791
Molina Healthcare, Inc.
5.38%, 11/15/22	134,000	141,286
Moog, Inc.
4.25%, 12/15/27(b)	192,000	198,067
MPT Operating Partnership L.P.
5.25%, 8/1/26	262,000	274,497
MSCI, Inc.
4.00%, 11/15/29(b)	308,000	330,194
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/26(b)	242,000	260,226
6.00%, 1/15/27(b)	252,000	261,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
Navient Corp.
6.63%, 7/26/21	$289,000	$296,044
7.25%, 1/25/22	52,000	54,828
6.50%, 6/15/22	141,000	148,826
5.50%, 1/25/23	75,000	78,047
7.25%, 9/25/23	95,000	103,728
6.13%, 3/25/24	632,000	670,189
5.88%, 10/25/24	242,000	253,193
6.75%, 6/15/26(a)	262,000	282,141
Navistar International Corp.
9.50%, 5/1/25(b)	222,000	248,779
6.63%, 11/1/25(b)	338,000	354,207
NCL Corp. Ltd.
12.25%, 5/15/24(b)	288,000	341,914
3.63%, 12/15/24(b)	58,000	51,917
NCR Corp.
6.13%, 9/1/29(a)(b)	242,000	263,572
Newell Brands, Inc.
4.35%, 4/1/23	154,000	162,270
4.70%, 4/1/26	298,000	321,467
Newmark Group, Inc.
6.13%, 11/15/23	379,000	411,983
Nexstar Broadcasting, Inc.
5.63%, 7/15/27(b)	580,000	619,333
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(b)	338,000	356,178
4.25%, 9/15/24(b)	390,000	412,912
Nielsen Finance LLC
5.00%, 4/15/22(b)	2,000	2,002
Northwest Hardwoods, Inc.
7.50%, 8/1/21(b)(e)	298,000	77,480
NRG Energy, Inc.
7.25%, 5/15/26	136,000	144,323
5.25%, 6/15/29(b)	192,000	210,093
NuStar Logistics L.P.
5.63%, 4/28/27	282,000	289,703
Occidental Petroleum Corp.
2.70%, 8/15/22(a)	484,000	477,611
2.70%, 2/15/23	288,000	277,834
2.90%, 8/15/24	726,000	678,084
3.50%, 6/15/25(a)	252,000	235,935
3.40%, 4/15/26	192,000	174,120
7.50%, 5/1/31(a)	290,000	305,587
6.45%, 9/15/36	288,000	281,894
4.10%, 2/15/47	242,000	190,354
4.40%, 8/15/49(a)	242,000	197,079
OI European Group B.V.
4.00%, 3/15/23(b)	61,000	62,716
Olin Corp.
5.13%, 9/15/27(a)	252,000	261,765
5.00%, 2/1/30(a)	560,000	583,696
OneMain Finance Corp.
7.75%, 10/1/21	316,000	331,729
6.13%, 5/15/22	333,000	352,147
5.63%, 3/15/23	689,000	734,216
6.13%, 3/15/24	315,000	341,680
8.88%, 6/1/25(a)	146,000	163,060
7.13%, 3/15/26	404,000	465,547
5.38%, 11/15/29	530,000	579,025
Outfront Media Capital LLC
5.63%, 2/15/24(a)	159,000	161,799
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	355,000	382,291
Patterson-UTI Energy, Inc.
3.95%, 2/1/28(a)	288,000	245,217
PBF Holding Co. LLC
9.25%, 5/15/25(b)	166,000	164,992
7.25%, 6/15/25	252,000	148,208
6.00%, 2/15/28	250,000	131,719
PBF Logistics L.P.
6.88%, 5/15/23(a)	323,000	310,490
Performance Food Group, Inc.
5.50%, 10/15/27(b)	242,000	257,870
Pilgrim’s Pride Corp.
5.75%, 3/15/25(b)	288,000	296,194
5.88%, 9/30/27(b)	96,000	103,320
Plantronics, Inc.
5.50%, 5/31/23(a)(b)	191,000	192,072
Post Holdings, Inc.
5.00%, 8/15/26(b)	404,000	419,851
5.75%, 3/1/27(b)	388,000	409,340
5.63%, 1/15/28(b)	404,000	430,512
4.63%, 4/15/30(b)	242,000	253,042
Prestige Brands, Inc.
6.38%, 3/1/24(b)	292,000	299,601
Prime Security Services Borrower LLC
5.25%, 4/15/24(b)	371,000	393,724
5.75%, 4/15/26(b)	212,000	230,285
6.25%, 1/15/28(b)	484,000	507,518
PulteGroup, Inc.
5.00%, 1/15/27	242,000	286,244
Qorvo, Inc.
4.38%, 10/15/29	242,000	261,263
QVC, Inc.
4.38%, 3/15/23	172,000	180,600
4.85%, 4/1/24	56,000	59,150
4.45%, 2/15/25	272,000	285,260
4.75%, 2/15/27	368,000	380,396
Qwest Corp.
6.75%, 12/1/21	288,000	303,148
Radian Group, Inc.
6.63%, 3/15/25	250,000	277,344
Range Resources Corp.
5.88%, 7/1/22	166,000	166,998
RBS Global, Inc.
4.88%, 12/15/25(b)	192,000	196,320
Realogy Group LLC
9.38%, 4/1/27(b)	242,000	265,498
Rite Aid Corp.
7.50%, 7/1/25(b)	185,000	188,557
8.00%, 11/15/26(b)	416,000	422,760
Sabre GLBL, Inc.
5.25%, 11/15/23(b)	69,000	69,604
9.25%, 4/15/25(b)	192,000	224,784
Sally Holdings LLC
5.63%, 12/1/25(a)	252,000	259,938
SBA Communications Corp.
4.00%, 10/1/22	171,320	173,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
Scientific Games International, Inc.
8.25%, 3/15/26(a)(b)	$434,000	$466,248
7.00%, 5/15/28(b)	252,000	262,914
7.25%, 11/15/29(b)	272,000	289,170
Scripps Escrow, Inc.
5.88%, 7/15/27(b)	192,000	193,680
Select Medical Corp.
6.25%, 8/15/26(b)	378,000	404,097
Service Corp. International
4.63%, 12/15/27	192,000	203,880
Signature Aviation U.S. Holdings, Inc.
5.38%, 5/1/26(b)	242,000	249,260
Silgan Holdings, Inc.
4.13%, 2/1/28	298,000	309,920
Sinclair Television Group, Inc.
5.63%, 8/1/24(b)	308,000	314,399
Sirius XM Radio, Inc.
3.88%, 8/1/22(b)	302,000	306,907
4.63%, 7/15/24(b)	322,000	333,956
5.50%, 7/1/29(b)	288,000	316,620
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)(b)	282,000	306,238
SM Energy Co.
10.00%, 1/15/25(a)(b)	130,000	132,844
Spectrum Brands, Inc.
5.75%, 7/15/25	242,000	250,213
Spirit AeroSystems, Inc.
7.50%, 4/15/25(b)	434,000	465,196
4.60%, 6/15/28(a)	192,000	185,450
Sprint Communications, Inc.
11.50%, 11/15/21	102,000	111,499
6.00%, 11/15/22	224,000	241,360
Sprint Corp.
7.25%, 9/15/21	21,000	21,893
7.88%, 9/15/23	636,000	734,323
7.13%, 6/15/24	322,000	375,133
7.63%, 3/1/26	262,000	326,190
SS&C Technologies, Inc.
5.50%, 9/30/27(b)	484,000	519,090
SSL Robotics LLC
9.75%, 12/31/23(b)	444,000	502,552
Starwood Property Trust, Inc.
5.00%, 12/15/21	348,000	354,090
Stericycle, Inc.
5.38%, 7/15/24(b)	458,000	477,465
Suburban Propane Partners L.P.
5.50%, 6/1/24	609,000	624,438
SunCoke Energy Partners L.P.
7.50%, 6/15/25(b)	192,000	189,480
T-Mobile USA, Inc.
4.00%, 4/15/22(a)	538,000	556,499
Tallgrass Energy Partners L.P.
4.75%, 10/1/23(b)	172,000	169,302
5.50%, 9/15/24(b)	200,000	198,500
Taylor Morrison Communities, Inc.
5.88%, 4/15/23(b)	242,000	256,797
TEGNA, Inc.
4.63%, 3/15/28(b)	288,000	294,840
5.00%, 9/15/29(a)	580,000	610,630
Tenet Healthcare Corp.
6.75%, 6/15/23(a)	567,000	610,375
4.63%, 7/15/24	438,000	446,103
4.63%, 9/1/24(b)	330,000	341,596
4.88%, 1/1/26(b)	358,000	369,184
6.25%, 2/1/27(b)	192,000	201,388
Tenneco, Inc.
5.00%, 7/15/26(a)	192,000	173,165
Terex Corp.
5.63%, 2/1/25(b)	192,000	197,400
TerraForm Power Operating LLC
4.25%, 1/31/23(b)	347,000	358,928
4.75%, 1/15/30(b)	398,000	432,710
Toll Brothers Finance Corp.
4.38%, 4/15/23(a)	76,000	80,845
TransDigm, Inc.
6.50%, 7/15/24(a)	402,000	408,784
6.50%, 5/15/25	86,000	87,881
8.00%, 12/15/25(a)(b)	56,000	61,236
6.25%, 3/15/26(b)	358,000	379,929
6.38%, 6/15/26	560,000	582,722
7.50%, 3/15/27(a)	328,000	350,694
5.50%, 11/15/27(a)	288,000	297,648
Transocean Guardian Ltd.
5.88%, 1/15/24(b)	93,600	74,178
Transocean, Inc.
11.50%, 1/30/27(b)	133,000	68,079
TreeHouse Foods, Inc.
6.00%, 2/15/24(b)	90,000	92,233
Tronox, Inc.
6.50%, 4/15/26(b)	288,000	299,514
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	282,000	283,089
U.S. Concrete, Inc.
6.38%, 6/1/24(a)	192,000	198,600
U.S. Foods, Inc.
5.88%, 6/15/24(b)	288,000	292,500
United Rentals North America, Inc.
5.50%, 5/15/27	242,000	260,755
3.88%, 11/15/27	126,000	132,197
4.88%, 1/15/28	288,000	307,800
5.25%, 1/15/30	338,000	377,926
4.00%, 7/15/30	272,000	286,620
Uniti Group L.P.
6.00%, 4/15/23(b)	189,000	193,371
7.88%, 2/15/25(b)	552,000	587,535
USA Compression Partners L.P.
6.88%, 4/1/26	242,000	250,851
Vector Group Ltd.
6.13%, 2/1/25(b)	252,000	255,622
Vericast Corp.
12.50%, 5/1/24(b)	143,009	149,623
VeriSign, Inc.
5.25%, 4/1/25	76,000	86,403
4.75%, 7/15/27	116,000	124,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

Investments	Principal Amount	Value
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	$134,800	$139,097
VICI Properties LP
3.50%, 2/15/25(b)	272,000	277,950
3.75%, 2/15/27(b)	328,000	335,124
4.13%, 8/15/30(b)	308,000	317,871
Vista Outdoor, Inc.
5.88%, 10/1/23	242,000	244,697
Vistra Operations Co. LLC
5.63%, 2/15/27(b)	368,000	389,256
5.00%, 7/31/27(b)	338,000	357,807
W&T Offshore, Inc.
9.75%, 11/1/23(b)	178,000	114,479
Washington Prime Group L.P.
6.45%, 8/15/24	382,000	223,033
WESCO Distribution, Inc.
5.38%, 12/15/21	140,000	140,688
Western Digital Corp.
4.75%, 2/15/26(a)	509,000	556,560
Western Midstream Operating L.P.
5.05%, 2/1/30(a)	192,000	205,321
William Carter Co. (The)
5.63%, 3/15/27(b)	242,000	255,461
Wyndham Hotels & Resorts, Inc.
5.38%, 4/15/26(b)	318,000	328,931
Xerox Corp.
4.38%, 3/15/23	391,000	411,088
XPO Logistics, Inc.
6.50%, 6/15/22(a)(b)	405,000	406,144
6.75%, 8/15/24(b)	594,000	630,115
6.25%, 5/1/25(b)	328,000	351,985
Yum! Brands, Inc.
7.75%, 4/1/25(b)	156,000	172,965

TOTAL U.S. CORPORATE BONDS (Cost: $113,547,705)		118,682,960

FOREIGN CORPORATE BONDS - 0.9%

Canada - 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(b)	288,000	303,131
Primo Water Holdings, Inc.
5.50%, 4/1/25(b)	288,000	298,080
Videotron Ltd.
5.00%, 7/15/22	40,000	42,125
5.38%, 6/15/24(b)	156,000	173,679

Total Canada		817,015

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22, Series Ai(e)	28,264	10,069

Netherlands - 0.2%
Koninklijke KPN N.V.
7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(b)(c)	280,000	292,866

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,091,146)		1,119,950

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.6%

United States - 14.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(f) (Cost: $18,274,538)	18,274,538	18,274,538

TOTAL INVESTMENTS IN SECURITIES - 109.9% (Cost: $132,913,389)		138,077,448
Other Assets less Liabilities - (9.9)%		(12,386,034)

NET ASSETS - 100.0%		$125,691,414

(a)

Security, or portion thereof, was on loan at November 30, 2020. At November 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,728,113. The Fund also had securities on loan having a total market value of $30,805 that were sold and pending settlement. The total market value of the collateral held by the Fund was $19,644,961. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,370,423.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Security in default on interest payments.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	149	3/31/21	$(32,906,883)	$(16,062)
5 Year U.S. Treasury Note	481	3/31/21	(60,621,031)	(77,854)
U.S. Treasury Long Bond	6	3/22/21	(1,049,438)	(1,383)
U.S. Treasury Ultra Long Term Bond	1	3/22/21	(216,031)	500
Ultra 10 Year U.S. Treasury Note	38	3/22/21	(5,970,750)	(5,349)

			$(100,764,133)	$(100,148)

Long Exposure

10 Year U.S. Treasury Note	40	3/22/21	$5,526,875	$8,125

			$5,526,875	$8,125

Total - Net			$(95,237,258)	$(92,023)

†	As of November 30, 2020, deposits at broker for futures contracts of $412,681 included cash collateral of $485,704 and previously settled variation margin losses on open futures contracts of $73,023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$118,682,960	$—	$118,682,960
Foreign Corporate Bonds	—	1,119,950	—	1,119,950
Investment of Cash Collateral for Securities Loaned	—	18,274,538	—	18,274,538

Total Investments in Securities	$—	$138,077,448	$—	$138,077,448

Financial Derivative Instruments
Futures Contracts [1]	$8,625	$—	$—	$8,625
Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(100,648)	$—	$—	$(100,648)

Total - Net	$(92,023)	$138,077,448	$—	$137,985,425

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 27.8%

Federal Home Loan Bank - 0.3%
3.38%, 9/8/23	$70,000	$76,085
3.38%, 12/8/23	65,000	71,130
1.50%, 8/15/24	85,000	88,918
3.25%, 11/16/28	65,000	77,689
5.50%, 7/15/36	15,000	23,338

Total Federal Home Loan Bank		337,160

Federal Home Loan Mortgage Corporation - 6.2%
2.38%, 1/13/22	155,000	158,920
2.50%, 3/1/28	30,670	31,988
3.50%, 1/1/29	29,711	31,776
2.50%, 6/1/29	56,821	59,259
3.00%, 8/1/29	28,413	30,394
2.50%, 1/1/30	31,846	33,214
2.50%, 2/1/30	46,870	48,884
3.00%, 4/1/30	48,121	50,529
3.00%, 5/1/30	25,172	26,430
2.50%, 12/1/31	49,258	51,383
3.00%, 12/1/31	46,397	48,725
6.25%, 7/15/32	194,000	301,101
2.50%, 11/1/32	26,610	27,747
3.00%, 1/1/33	25,147	26,361
4.00%, 11/1/33	20,441	21,753
4.00%, 5/1/34	42,687	46,573
3.50%, 8/1/34	24,950	26,797
2.50%, 10/1/34	25,000	26,020
3.00%, 5/1/35	43,804	46,107
2.00%, 9/1/35	97,181	101,255
3.00%, 5/1/37	24,362	25,581
3.00%, 2/1/38	42,687	44,732
5.50%, 4/1/38	35,079	41,352
2.00%, 11/1/40	49,815	51,900
4.50%, 12/1/40	49,103	55,170
4.00%, 2/1/41	211,172	233,610
3.50%, 3/1/42	52,843	56,861
3.00%, 6/1/43	60,712	64,509
3.00%, 7/1/43	75,051	81,510
3.00%, 8/1/43	93,630	99,494
4.00%, 12/1/43	19,033	20,671
3.00%, 1/1/44	89,985	95,672
3.50%, 9/1/44	82,373	88,628
4.00%, 9/1/44	59,483	64,919
3.50%, 1/1/45	34,572	37,126
3.00%, 4/1/45	125,478	131,922
4.50%, 7/1/45	29,480	32,962
3.50%, 8/1/45	58,280	62,273
4.00%, 8/1/45	34,112	37,135
3.50%, 9/1/45	75,778	80,954
4.00%, 11/1/45	37,985	41,295
3.50%, 3/1/46	40,926	43,709
3.00%, 4/1/46	12,751	13,381
3.50%, 4/1/46	69,687	74,378
3.00%, 5/1/46	128,205	137,667
3.50%, 5/1/46	18,330	19,698
3.00%, 9/1/46	30,471	31,950
4.50%, 9/1/46	76,263	84,983
3.00%, 10/1/46	74,029	77,636
3.00%, 11/1/46	68,983	72,308
4.00%, 11/1/46	21,425	23,199
3.50%, 12/1/46	89,950	95,835
3.00%, 2/1/47	14,436	15,229
4.00%, 2/1/47	19,861	21,375
4.50%, 4/1/47	19,544	21,403
3.50%, 5/1/47	19,371	20,538
4.50%, 5/1/47	33,879	36,865
4.00%, 7/1/47	117,457	126,218
3.50%, 8/1/47	105,944	112,236
4.00%, 8/1/47	49,629	53,263
3.00%, 10/1/47	64,248	67,227
3.50%, 10/1/47	136,147	144,284
4.00%, 2/1/48	28,334	30,321
4.00%, 7/1/48	152,804	168,687
4.00%, 9/1/48	39,977	42,660
5.00%, 3/1/49	93,581	103,485
4.00%, 8/1/49	95,967	102,380
3.50%, 10/1/49	153,858	165,009
5.00%, 10/1/49	35,173	38,912
3.00%, 12/1/49	198,038	209,745
3.00%, 2/1/50	108,360	114,860
3.00%, 3/1/50	173,647	181,745
3.00%, 4/1/50	140,912	151,755
2.50%, 5/1/50	188,783	198,091
3.00%, 6/1/50	380,798	398,782
2.50%, 8/1/50	96,921	101,697
2.00%, 10/1/50	34,854	36,357
2.50%, 10/1/50	149,234	157,593

Total Federal Home Loan Mortgage Corporation		6,138,953

Federal National Mortgage Association - 10.7%
4.00%, 9/1/25	19,993	21,211
5.50%, 10/1/25	31,570	35,288
4.00%, 7/1/26	5,648	5,992
1.88%, 9/24/26	144,000	154,819
3.50%, 10/1/26	39,315	41,649
3.50%, 12/1/26	8,387	8,881
3.00%, 6/1/27	100,700	106,723
2.50%, 8/1/28	24,917	25,978
3.00%, 11/1/28	12,452	13,201
3.00%, 7/1/29	50,909	53,386
7.25%, 5/15/30	100,000	155,701
3.00%, 9/1/30	28,178	29,560
3.50%, 4/1/31	28,703	30,726
2.50%, 6/1/31	22,411	23,356
2.50%, 7/1/31	24,415	25,450
2.50%, 10/1/31	86,175	90,117
3.50%, 11/1/31	93,623	99,965
2.50%, 4/1/32	25,878	27,481
2.50%, 9/1/32	71,038	75,589
3.00%, 10/1/32	41,684	43,662
2.50%, 12/1/32	14,026	14,611
3.50%, 1/1/33	28,927	30,974
3.00%, 3/1/33	30,902	32,387
3.00%, 4/1/33	50,485	52,905
6.00%, 2/1/34	46,829	55,984
2.50%, 5/1/34	50,000	51,991
3.00%, 6/1/34	21,768	22,785
2.50%, 7/1/34	53,414	55,552
4.00%, 8/1/34	14,996	16,318
2.50%, 5/1/35	42,895	44,621
2.00%, 7/1/35	95,030	98,991
2.50%, 7/1/35	94,661	98,667
2.50%, 8/1/35	46,729	49,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
2.50%, 9/1/35	$48,535	$50,626
3.50%, 1/1/36	15,830	17,003
3.00%, 6/1/36	128,130	135,344
3.50%, 7/1/36	41,085	44,137
3.00%, 11/1/36	76,007	81,729
3.00%, 2/1/37	69,487	72,948
3.50%, 4/1/38	25,625	27,144
4.50%, 9/1/39	18,950	21,164
2.50%, 3/1/40	56,479	59,262
2.50%, 5/1/40	42,783	44,891
4.50%, 8/1/40	36,947	41,285
2.00%, 9/1/40	24,617	25,605
2.50%, 9/1/40	73,573	77,261
5.50%, 9/1/40	57,935	68,372
3.00%, 5/1/41	44,401	47,005
3.50%, 6/1/42	13,529	14,616
4.00%, 7/1/42	84,425	92,965
4.00%, 9/1/42	250,476	274,503
3.00%, 1/1/43	84,275	90,941
3.00%, 4/1/43	77,234	81,702
3.50%, 5/1/43	22,299	24,205
3.00%, 6/1/43	97,359	105,708
4.00%, 6/1/43	8,242	8,982
3.00%, 8/1/43	176,383	190,064
3.50%, 8/1/43	180,833	196,334
4.00%, 11/1/43	15,817	17,226
3.00%, 2/1/44	66,687	70,877
4.00%, 2/1/44	107,195	117,902
4.50%, 2/1/44	136,250	153,863
4.50%, 5/1/44	13,826	15,408
4.00%, 9/1/44	70,015	76,964
4.00%, 10/1/44	114,017	125,146
3.50%, 2/1/45	116,166	125,587
5.00%, 2/1/45	59,823	67,041
3.50%, 3/1/45	71,786	76,920
3.50%, 4/1/45	73,120	78,787
3.50%, 6/1/45	122,830	133,559
4.00%, 8/1/45	114,197	124,014
3.50%, 12/1/45	219,961	235,299
3.00%, 1/1/46	110,388	115,862
3.50%, 1/1/46	241,334	257,365
3.50%, 2/1/46	41,851	44,687
3.50%, 4/1/46	15,735	16,747
4.00%, 4/1/46	13,509	14,622
3.00%, 5/1/46	92,024	96,570
3.50%, 5/1/46	126,049	134,229
4.50%, 5/1/46	77,760	85,428
4.00%, 7/1/46	47,104	50,989
3.00%, 8/1/46	79,634	83,498
3.00%, 9/1/46	75,617	79,249
3.00%, 10/1/46	50,413	52,848
4.00%, 10/1/46	25,284	27,442
2.50%, 11/1/46	15,279	16,190
3.00%, 11/1/46	162,801	172,422
3.50%, 11/1/46	25,817	27,632
3.00%, 1/1/47	57,518	60,049
3.00%, 2/1/47	30,077	31,520
4.00%, 2/1/47	22,100	23,780
3.50%, 3/1/47	9,805	10,387
4.00%, 3/1/47	21,938	23,619
4.00%, 5/1/47	60,931	65,517
4.00%, 8/1/47	73,566	79,884
3.50%, 11/1/47	182,520	192,490
4.50%, 11/1/47	43,963	48,062
3.00%, 12/1/47	118,652	124,315
3.50%, 12/1/47	72,020	75,848
3.00%, 1/1/48	26,688	27,876
3.50%, 1/1/48	84,141	89,006
4.50%, 5/1/48	43,552	47,302
4.00%, 7/1/48	19,549	20,879
4.50%, 7/1/48	80,792	87,846
4.00%, 8/1/48	53,739	57,398
4.50%, 9/1/48	35,443	38,519
4.00%, 3/1/49	76,798	81,894
5.50%, 4/1/49	43,076	48,378
5.00%, 5/1/49	70,197	77,886
4.00%, 6/1/49	361,554	393,708
3.00%, 8/1/49	57,595	60,192
3.50%, 9/1/49	116,804	123,162
4.00%, 10/1/49	31,071	33,167
3.00%, 12/1/49	170,208	177,998
2.50%, 1/1/50	132,451	138,977
3.50%, 1/1/50	184,891	197,737
3.00%, 3/1/50	256,048	268,114
2.50%, 4/1/50	159,037	166,874
3.00%, 4/1/50	192,170	201,067
3.50%, 4/1/50	163,023	171,980
2.50%, 6/1/50	342,799	359,690
2.50%, 7/1/50	213,671	224,200
2.50%, 8/1/50	172,514	181,014
2.00%, 9/1/50	271,492	282,088

Total Federal National Mortgage Association		10,574,290

Government National Mortgage Association - 6.4%
3.00%, 4/20/33	52,058	54,666
5.00%, 2/20/43	33,651	38,677
3.50%, 3/20/43	175,567	191,161
4.00%, 5/20/43	35,186	38,908
4.00%, 6/20/43	67,567	74,779
3.00%, 8/20/43	86,403	92,088
5.00%, 4/20/44	75,308	86,880
3.50%, 7/20/44	104,981	113,435
4.00%, 7/20/44	21,459	23,500
5.00%, 7/20/44	13,543	15,624
3.50%, 8/20/44	132,019	142,536
5.00%, 8/20/44	13,783	15,891
3.00%, 9/20/44	59,661	63,355
4.50%, 9/20/44	49,766	55,502
3.00%, 1/20/45	24,311	25,972
4.00%, 4/20/45	127,277	139,398
3.00%, 7/20/45	180,558	192,037
3.50%, 11/20/45	111,050	119,170
3.00%, 12/20/45	138,340	147,137
3.50%, 12/20/45	200,069	214,707
4.50%, 12/20/45	48,746	54,349
3.00%, 5/20/46	23,705	25,210
3.00%, 9/20/46	191,456	203,617
3.50%, 9/20/46	122,316	131,429
3.00%, 10/20/46	33,871	36,022
3.00%, 12/20/46	16,339	17,371
4.00%, 12/20/46	37,841	41,109
4.00%, 1/20/47	36,218	39,275
4.50%, 1/20/47	42,405	46,800
3.00%, 2/20/47	82,906	88,120
3.50%, 2/20/47	46,569	50,121
3.50%, 4/20/47	68,300	73,219
3.00%, 5/20/47	69,920	74,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.00%, 7/20/47	$49,141	$53,242
3.00%, 8/20/47	61,323	65,003
4.00%, 8/20/47	40,535	43,544
4.50%, 10/20/47	18,585	20,170
3.00%, 11/20/47	75,943	80,458
3.00%, 12/20/47	64,576	68,141
3.50%, 1/20/48	224,753	245,048
4.00%, 1/20/48	22,092	23,760
3.00%, 2/20/48	110,565	115,512
3.50%, 3/20/48	40,492	43,133
3.50%, 4/20/48	79,281	84,873
4.50%, 6/20/48	48,068	51,954
3.50%, 7/20/48	72,807	77,634
4.00%, 9/20/48	70,469	75,719
4.50%, 9/20/48	43,916	47,870
5.50%, 10/20/48	53,474	58,784
4.50%, 1/20/49	48,820	52,760
3.50%, 3/20/49	21,279	22,525
4.50%, 3/20/49	22,003	23,782
5.00%, 3/20/49	43,391	47,468
4.00%, 4/20/49	35,949	38,260
4.00%, 5/20/49	67,948	72,391
3.00%, 8/20/49	40,144	41,899
3.50%, 8/20/49	72,377	76,399
4.00%, 10/20/49	97,005	103,178
3.00%, 11/15/49	24,816	25,870
3.50%, 12/20/49	72,274	76,254
3.00%, 1/20/50	19,468	20,318
3.50%, 1/20/50	18,153	19,156
4.50%, 1/20/50	39,981	42,965
3.00%, 2/20/50	82,546	86,153
3.00%, 6/20/50	122,381	128,214
3.00%, 7/20/50	98,515	103,428
3.00%, 8/20/50	99,180	104,365
2.00%, 12/1/50(a)	100,000	104,626
2.50%, 12/1/50(a)	850,000	895,792
3.00%, 12/1/50(a)	125,000	130,291
3.50%, 12/1/50(a)	50,000	52,828
2.00%, 1/1/51(a)	100,000	104,391
2.50%, 1/1/51(a)	100,000	105,157
3.50%, 1/1/51(a)	25,000	26,404

Total Government National Mortgage Association		6,386,148

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	75,000	113,475

Uniform Mortgage-Backed Securities - 4.1%
1.50%, 12/1/35(a)	75,000	76,913
2.00%, 12/1/35(a)	325,000	338,406
2.50%, 12/1/35(a)	100,000	103,996
3.00%, 12/1/35(a)	100,000	104,701
1.50%, 1/1/36(a)	50,000	51,195
2.00%, 1/1/36(a)	100,000	103,996
1.50%, 12/1/50(a)	50,000	50,582
2.00%, 12/1/50(a)	950,000	986,743
2.50%, 12/1/50(a)	900,000	943,107
3.50%, 12/1/50(a)	225,000	237,340
4.50%, 12/1/50(a)	250,000	270,976
1.50%, 1/1/51(a)	125,000	126,291
2.00%, 1/1/51(a)	475,000	492,450
2.50%, 1/1/51(a)	100,000	104,596
3.50%, 1/1/51(a)	25,000	26,405

Total Uniform Mortgage-Backed Securities		4,017,697

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $26,643,340)		27,567,723

U.S. GOVERNMENT OBLIGATIONS - 36.3%

U.S. Treasury Bonds - 9.4%
7.63%, 11/15/22	188,000	215,583
6.88%, 8/15/25	377,000	492,088
5.25%, 2/15/29	259,000	353,494
1.63%, 8/15/29	591,000	635,002
6.13%, 8/15/29	75,000	109,421
6.25%, 5/15/30	94,000	141,209
0.63%, 8/15/30	280,000	274,619
5.38%, 2/15/31	178,500	258,665
4.50%, 2/15/36	272,000	404,217
5.00%, 5/15/37	28,000	44,456
4.50%, 5/15/38	24,000	36,750
3.50%, 2/15/39	122,000	168,012
4.25%, 5/15/39	110,000	165,490
4.50%, 8/15/39	92,000	142,683
4.38%, 11/15/39	106,000	162,577
4.63%, 2/15/40	57,000	90,129
4.38%, 5/15/40	25,000	38,516
4.25%, 11/15/40	5,000	7,622
2.88%, 5/15/43	21,000	26,924
3.63%, 8/15/43	252,500	361,617
3.75%, 11/15/43	146,000	213,086
3.63%, 2/15/44	134,000	192,395
3.38%, 5/15/44	118,000	163,679
3.13%, 8/15/44	282,000	377,098
3.00%, 11/15/44	137,000	179,786
2.50%, 2/15/45	71,000	85,852
3.00%, 5/15/45	94,000	123,643
2.88%, 8/15/45	94,000	121,242
3.00%, 11/15/45	141,000	185,988
2.50%, 2/15/46	141,000	170,858
2.50%, 5/15/46	615,000	745,471
2.25%, 8/15/46	28,000	32,424
2.88%, 11/15/46	94,000	121,836
3.00%, 2/15/47	240,000	318,309
3.00%, 5/15/47	221,000	293,490
2.75%, 8/15/47	94,000	119,597
2.75%, 11/15/47	169,000	215,310
3.00%, 2/15/48	141,000	187,800
3.13%, 5/15/48	84,000	114,440
3.00%, 8/15/48	41,000	54,748
3.38%, 11/15/48	45,000	64,167
3.00%, 2/15/49	27,000	36,155
2.25%, 8/15/49	425,000	494,228
2.00%, 2/15/50	227,000	250,569
1.38%, 8/15/50	325,000	309,537

Total U.S. Treasury Bonds		9,300,782

U.S. Treasury Notes - 26.9%
1.25%, 10/31/21	99,000	100,026
2.00%, 10/31/21	89,000	90,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
2.00%, 11/15/21	$123,000	$125,232
2.50%, 1/15/22	460,000	472,318
1.38%, 1/31/22	100,000	101,469
1.50%, 1/31/22	88,000	89,425
1.88%, 1/31/22	38,000	38,781
2.00%, 2/15/22	200,000	204,605
2.50%, 2/15/22	125,000	128,613
1.75%, 2/28/22	200,000	204,094
1.88%, 2/28/22	200,000	204,391
2.38%, 3/15/22	200,000	205,805
0.38%, 3/31/22	100,000	100,340
1.75%, 4/30/22	250,000	255,801
1.88%, 4/30/22	250,000	256,191
1.75%, 5/15/22	278,000	284,559
1.75%, 6/30/22	200,000	205,121
1.75%, 7/15/22	250,000	256,543
1.88%, 7/31/22	200,000	205,785
1.50%, 8/15/22	250,000	255,845
1.63%, 8/15/22	184,000	188,686
1.63%, 8/31/22	188,000	192,880
1.88%, 8/31/22	188,000	193,691
1.50%, 9/15/22	100,000	102,422
1.75%, 9/30/22	188,000	193,563
1.88%, 9/30/22	188,000	193,967
1.38%, 10/15/22	105,000	107,420
1.63%, 11/15/22	191,000	196,555
1.50%, 1/15/23	500,000	514,297
1.75%, 1/31/23	282,000	291,776
2.38%, 1/31/23	282,000	295,560
1.38%, 2/15/23	200,000	205,391
1.50%, 2/28/23	250,000	257,563
0.50%, 3/15/23	500,000	503,945
1.50%, 3/31/23	412,000	424,915
2.50%, 3/31/23	265,000	279,461
2.75%, 4/30/23	188,000	199,743
1.75%, 5/15/23	306,000	317,941
2.75%, 5/31/23	188,000	200,103
1.38%, 6/30/23	127,000	130,974
1.25%, 7/31/23	94,000	96,710
0.13%, 8/15/23	500,000	499,375
2.50%, 8/15/23	188,000	199,875
0.13%, 9/15/23	500,000	499,297
1.38%, 9/30/23	188,000	194,396
1.63%, 10/31/23	94,000	97,973
2.25%, 12/31/23	411,000	437,073
2.25%, 1/31/24	104,000	110,742
2.75%, 2/15/24	132,000	142,782
2.13%, 2/29/24	329,000	349,408
2.13%, 3/31/24	612,000	650,895
2.00%, 4/30/24	541,000	573,819
2.50%, 5/15/24	282,000	304,130
2.00%, 5/31/24	235,000	249,559
2.38%, 8/15/24	329,000	354,960
1.25%, 8/31/24	400,000	414,953
1.50%, 9/30/24	150,000	157,119
1.50%, 10/31/24	300,000	314,449
2.25%, 10/31/24	250,000	269,365
2.25%, 11/15/24	419,000	451,653
2.13%, 11/30/24	321,000	344,661
2.25%, 12/31/24	349,000	376,947
2.50%, 1/31/25	99,000	108,092
2.00%, 2/15/25	485,000	519,708
1.13%, 2/28/25	500,000	517,520
2.75%, 2/28/25	99,000	109,275
0.50%, 3/31/25	470,000	474,002
2.63%, 3/31/25	250,000	275,000
2.88%, 4/30/25	188,000	209,172
2.13%, 5/15/25	282,000	304,615
2.88%, 5/31/25	410,000	456,846
2.75%, 6/30/25	350,000	388,616
0.25%, 7/31/25	580,000	577,825
2.00%, 8/15/25	354,000	381,601
0.25%, 8/31/25	300,000	298,770
0.25%, 9/30/25	250,000	248,848
2.25%, 11/15/25	272,000	297,224
1.63%, 2/15/26	300,000	319,160
2.25%, 3/31/26	350,000	384,152
1.63%, 5/15/26	323,000	343,995
1.50%, 8/15/26	300,000	317,695
1.38%, 8/31/26	300,000	315,609
2.38%, 5/15/27	250,000	279,238
2.25%, 8/15/27	207,000	229,956
2.25%, 11/15/27	58,000	64,574
2.75%, 2/15/28	193,000	222,063
2.88%, 5/15/28	218,000	253,485
2.88%, 8/15/28	337,000	392,947
3.13%, 11/15/28	191,000	227,029
2.63%, 2/15/29	400,000	461,047
2.38%, 5/15/29	55,000	62,412
1.75%, 11/15/29	116,000	125,991
1.50%, 2/15/30	200,000	212,734
0.63%, 5/15/30	400,000	393,250
1.13%, 5/15/40	350,000	336,957
2.88%, 5/15/49	95,000	124,502
2.38%, 11/15/49	350,000	417,703
1.25%, 5/15/50	150,000	138,434

Total U.S. Treasury Notes		26,656,530

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $33,325,712)		35,957,312

U.S. CORPORATE BONDS - 24.3%

United States - 24.3%
3M Co.
2.25%, 9/19/26(b)	5,000	5,395
3.13%, 9/19/46	23,000	25,725
3.63%, 10/15/47	18,000	21,747
Abbott Laboratories
3.40%, 11/30/23	14,000	15,196
6.15%, 11/30/37	28,000	43,915
4.75%, 4/15/43	10,000	14,202
AbbVie, Inc.
3.45%, 3/15/22	23,000	23,767
3.60%, 5/14/25	57,000	63,456
4.55%, 3/15/35	10,000	12,708
4.50%, 5/14/35	75,000	95,474
4.75%, 3/15/45	5,000	6,593
4.70%, 5/14/45	48,000	62,629
Activision Blizzard, Inc.
3.40%, 6/15/27	132,000	150,166
Aetna, Inc.
4.75%, 3/15/44	18,000	23,229
3.88%, 8/15/47	43,000	51,890
Air Lease Corp.
2.63%, 7/1/22	5,000	5,122
3.88%, 7/3/23	5,000	5,299
4.25%, 9/15/24	5,000	5,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.63%, 4/1/27	$48,000	$50,544
3.63%, 12/1/27	119,000	125,670
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,214
Alexandria Real Estate Equities, Inc.
4.00%, 1/15/24	5,000	5,516
3.45%, 4/30/25	18,000	19,938
Allstate Corp. (The)
3.28%, 12/15/26	18,000	20,590
Altria Group, Inc.
2.85%, 8/9/22	21,000	21,859
4.80%, 2/14/29	25,000	29,968
5.38%, 1/31/44	48,000	62,606
Amazon.com, Inc.
1.50%, 6/3/30	10,000	10,235
4.05%, 8/22/47	23,000	30,889
4.25%, 8/22/57	92,000	131,121
2.70%, 6/3/60	15,000	16,563
Ameren Illinois Co.
3.80%, 5/15/28(b)	48,000	56,338
American Express Co.
2.75%, 5/20/22	50,000	51,642
3.40%, 2/22/24	50,000	54,418
3.63%, 12/5/24	44,000	48,855
4.05%, 12/3/42	18,000	22,836
American Express Credit Corp.
2.70%, 3/3/22	44,000	45,236
3.30%, 5/3/27(b)	10,000	11,354
American Financial Group, Inc.
4.50%, 6/15/47	25,000	28,519
American Honda Finance Corp.
3.38%, 12/10/21	18,000	18,565
2.90%, 2/16/24	5,000	5,369
2.30%, 9/9/26	5,000	5,388
American International Group, Inc.
4.88%, 6/1/22	5,000	5,331
4.70%, 7/10/35	5,000	6,457
4.75%, 4/1/48	28,000	37,944
8.18%, 5/15/68, (8.175% fixed rate until 5/15/38; 3-month U.S. dollar London Interbank Offered Rate + 4.195% thereafter)(c)	50,000	73,088
American Tower Corp.
2.95%, 1/15/25	50,000	54,242
3.60%, 1/15/28	58,000	65,951
American Water Capital Corp.
2.95%, 9/1/27	64,000	70,789
3.75%, 9/1/47	5,000	6,151
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	19,534
Amgen, Inc.
2.25%, 8/19/23(b)	5,000	5,244
4.66%, 6/15/51	82,000	111,172
Anthem, Inc.
3.50%, 8/15/24	5,000	5,482
6.38%, 6/15/37	18,000	26,903
4.65%, 1/15/43	65,000	85,875
Apple, Inc.
2.40%, 5/3/23	18,000	18,903
3.00%, 2/9/24	18,000	19,368
2.85%, 5/11/24	48,000	51,629
1.13%, 5/11/25	10,000	10,228
3.25%, 2/23/26	50,000	56,087
3.00%, 6/20/27	23,000	25,907
2.20%, 9/11/29	75,000	81,037
1.65%, 5/11/30	5,000	5,180
4.45%, 5/6/44	18,000	24,874
4.38%, 5/13/45	18,000	25,030
3.75%, 11/13/47	48,000	61,404
2.65%, 5/11/50	10,000	10,780
Applied Materials, Inc.
5.85%, 6/15/41	25,000	39,382
Aptiv Corp.
4.15%, 3/15/24	5,000	5,523
Ares Capital Corp.
4.25%, 3/1/25	18,000	19,180
Ascension Health
4.85%, 11/15/53	24,000	36,236
Assurant, Inc.
4.00%, 3/15/23	18,000	19,171
4.20%, 9/27/23	18,000	19,555
AT&T, Inc.
3.80%, 2/15/27	49,000	56,168
4.30%, 2/15/30	25,000	29,971
4.30%, 12/15/42	25,000	29,358
4.35%, 6/15/45	46,000	54,316
4.75%, 5/15/46	10,000	12,420
5.45%, 3/1/47	10,000	13,325
3.55%, 9/15/55(d)	30,000	30,903
AutoNation, Inc.
3.50%, 11/15/24	18,000	19,253
4.50%, 10/1/25	18,000	19,900
AutoZone, Inc.
3.25%, 4/15/25	18,000	19,637
4.00%, 4/15/30	50,000	59,003
AvalonBay Communities, Inc.
2.30%, 3/1/30	50,000	52,892
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	54,748
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	48,000	52,947
Bank of America Corp.
4.10%, 7/24/23	25,000	27,393
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	105,000	110,303
4.13%, 1/22/24	48,000	53,115
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	10,000	10,655
4.00%, 4/1/24	50,000	55,436
4.20%, 8/26/24	48,000	53,765
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)	50,000	53,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	$10,000	$10,139
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	10,000	10,082
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	94,000	105,919
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	10,000	10,097
7.75%, 5/14/38	100,000	171,025
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	10,000	10,433
5.88%, 2/7/42	10,000	15,451
5.00%, 1/21/44	10,000	14,318
4.75%, 4/21/45, Series L	10,000	13,652
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	18,000	22,729
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	5,291
BankUnited, Inc.
4.88%, 11/17/25	18,000	20,654
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	29,978
Becton Dickinson and Co.
2.89%, 6/6/22	19,000	19,654
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	23,000	26,133
3.70%, 7/15/30(d)	125,000	148,507
3.80%, 7/15/48	25,000	30,677
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	150,000	157,948
4.20%, 8/15/48	20,000	26,898
2.85%, 10/15/50	5,000	5,488
Black Hills Corp.
4.35%, 5/1/33	25,000	30,034
BlackRock, Inc.
3.50%, 3/18/24	18,000	19,872
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,513
4.45%, 7/15/27	18,000	19,759
Boeing Co. (The)
4.88%, 5/1/25	25,000	27,915
2.25%, 6/15/26	5,000	5,028
5.15%, 5/1/30	120,000	141,751
5.88%, 2/15/40	10,000	12,291
5.93%, 5/1/60	30,000	40,721
Boston Properties L.P.
3.85%, 2/1/23	5,000	5,322
3.13%, 9/1/23	19,000	20,172
3.65%, 2/1/26	5,000	5,636
2.75%, 10/1/26	24,000	25,867
BP Capital Markets America, Inc.
2.75%, 5/10/23	28,000	29,594
3.12%, 5/4/26	5,000	5,534
Bristol-Myers Squibb Co.
4.00%, 8/15/23	18,000	19,816
3.45%, 11/15/27	28,000	32,239
3.40%, 7/26/29	50,000	58,479
1.45%, 11/13/30	5,000	5,026
4.25%, 10/26/49	50,000	67,975
2.55%, 11/13/50	5,000	5,181
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	5,339
Broadcom Corp.
3.63%, 1/15/24	59,000	63,645
3.13%, 1/15/25	5,000	5,383
3.88%, 1/15/27	23,000	25,846
3.50%, 1/15/28	5,000	5,513
Broadcom, Inc.
4.15%, 11/15/30	20,000	23,274
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	19,833
7.00%, 12/15/25	47,000	61,128
6.15%, 5/1/37	10,000	15,231
5.15%, 9/1/43	48,000	70,035
3.90%, 8/1/46	5,000	6,558
Burlington Resources LLC
7.40%, 12/1/31	14,000	20,939
Capital One Financial Corp.
3.50%, 6/15/23	28,000	30,052
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	20,447
Caterpillar Financial Services Corp.
2.95%, 2/26/22	25,000	25,829
2.85%, 6/1/22(b)	5,000	5,192
2.40%, 6/6/22	5,000	5,161
3.75%, 11/24/23	33,000	36,246
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,732
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,867
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,640
4.10%, 9/1/47	5,000	6,153
CenterPoint Energy, Inc.
3.85%, 2/1/24	18,000	19,728
Charter Communications Operating LLC
4.46%, 7/23/22	50,000	52,879
4.50%, 2/1/24	18,000	20,006
5.05%, 3/30/29	100,000	121,147
6.38%, 10/23/35	5,000	6,987
6.83%, 10/23/55	73,000	110,314
Children’s Hospital Corp. (The)
4.12%, 1/1/47, Series 2017	50,000	61,217
Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	71,551
3.15%, 3/15/25	18,000	19,898
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Cigna Corp.
3.40%, 3/1/27	$10,000	$11,255
6.13%, 11/15/41	94,000	139,013
3.88%, 10/15/47	5,000	6,015
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,164
3.25%, 6/1/22	28,000	29,003
3.70%, 4/1/27	23,000	26,500
Cisco Systems, Inc.
3.00%, 6/15/22	5,000	5,212
2.60%, 2/28/23	5,000	5,263
5.90%, 2/15/39	15,000	23,206
Citigroup, Inc.
4.50%, 1/14/22	50,000	52,383
3.30%, 4/27/25	9,000	9,999
5.50%, 9/13/25	60,000	72,283
3.70%, 1/12/26	9,000	10,202
4.45%, 9/29/27	64,000	75,136
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	74,000	83,638
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)	150,000	175,544
6.63%, 6/15/32	5,000	7,134
6.68%, 9/13/43	19,000	30,880
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	24,758
CME Group, Inc.
3.00%, 3/15/25	5,000	5,496
5.30%, 9/15/43	5,000	7,541
4.15%, 6/15/48	5,000	6,890
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,243
Coca-Cola Co. (The)
2.75%, 6/1/60	100,000	108,301
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	5,000	5,889
Comcast Corp.
3.70%, 4/15/24	23,000	25,346
3.30%, 2/1/27	53,000	59,870
3.55%, 5/1/28	136,000	157,315
6.45%, 3/15/37	27,000	41,523
3.40%, 7/15/46	10,000	11,631
3.97%, 11/1/47	28,000	35,421
4.05%, 11/1/52	28,000	36,447
4.95%, 10/15/58	28,000	42,713
CommonSpirit Health
3.35%, 10/1/29	27,000	29,145
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	20,502
Conagra Brands, Inc.
7.00%, 10/1/28	19,000	25,783
Concho Resources, Inc.
3.75%, 10/1/27	23,000	26,177
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	15,000	19,653
ConocoPhillips
6.50%, 2/1/39	18,000	27,575
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	43,000	52,652
Constellation Brands, Inc.
3.15%, 8/1/29	25,000	27,814
5.25%, 11/15/48	69,000	98,037
Consumers Energy Co.
3.95%, 7/15/47	25,000	31,948
Corning, Inc.
5.85%, 11/15/68	18,000	25,833
5.45%, 11/15/79	50,000	68,865
Costco Wholesale Corp.
2.30%, 5/18/22	5,000	5,141
3.00%, 5/18/27	5,000	5,648
Crown Castle International Corp.
5.25%, 1/15/23	26,000	28,530
3.15%, 7/15/23	18,000	19,184
4.30%, 2/15/29	50,000	59,196
4.75%, 5/15/47	50,000	63,622
3.25%, 1/15/51	5,000	5,314
CSX Corp.
4.50%, 8/1/54	18,000	24,333
CVS Health Corp.
6.25%, 6/1/27	48,000	61,439
3.25%, 8/15/29	25,000	27,881
4.88%, 7/20/35	48,000	62,056
5.30%, 12/5/43	48,000	64,817
5.05%, 3/25/48	10,000	13,512
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	74,252
Dell International LLC
8.35%, 7/15/46(d)	23,000	33,662
Dignity Health
5.27%, 11/1/64	25,000	31,868
Discovery Communications LLC
5.20%, 9/20/47	10,000	12,751
4.00%, 9/15/55(d)	27,000	30,086
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	84,000	133,080
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,683
5.95%, 6/15/35, Series B	5,000	6,965
4.60%, 3/15/49, Series A	100,000	136,060
Dover Corp.
3.15%, 11/15/25	23,000	25,325
Dow Chemical Co. (The)
7.38%, 11/1/29	5,000	7,147
4.25%, 10/1/34	23,000	27,716
9.40%, 5/15/39	25,000	44,320
4.38%, 11/15/42	5,000	6,125
DR Horton, Inc.
4.38%, 9/15/22	18,000	19,051
DTE Electric Co.
3.75%, 8/15/47	25,000	31,164
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	58,705
Duke Energy Corp.
3.15%, 8/15/27	123,000	137,447
Duke Energy Florida LLC
6.40%, 6/15/38(b)	43,500	67,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Duke Energy Ohio, Inc.
3.80%, 9/1/23	$18,000	$19,550
DXC Technology Co.
4.75%, 4/15/27(b)	10,000	11,282
Eagle Materials, Inc.
4.50%, 8/1/26	15,000	15,572
Eastman Chemical Co.
3.50%, 12/1/21	18,000	18,545
4.80%, 9/1/42	23,000	28,798
Eaton Vance Corp.
3.50%, 4/6/27	18,000	20,280
eBay, Inc.
2.75%, 1/30/23	50,000	52,273
Ecolab, Inc.
3.25%, 1/14/23(b)	18,000	19,003
2.70%, 11/1/26	5,000	5,565
3.25%, 12/1/27	50,000	56,747
Eli Lilly and Co.
5.50%, 3/15/27	140,000	176,544
Emerson Electric Co.
2.63%, 12/1/21	50,000	51,077
2.63%, 2/15/23	5,000	5,222
Enable Midstream Partners L.P.
3.90%, 5/15/24	48,000	48,286
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	6,042
Energy Transfer Operating L.P.
4.20%, 9/15/23, Series 5Y	5,000	5,330
4.90%, 3/15/35	38,000	39,680
6.63%, 10/15/36	19,000	22,432
Entergy Louisiana LLC
4.00%, 3/15/33	5,000	6,267
Enterprise Products Operating LLC
3.35%, 3/15/23	32,000	33,892
6.88%, 3/1/33, Series D	19,000	26,099
6.45%, 9/1/40	50,000	70,728
4.25%, 2/15/48(b)	44,000	51,627
Equitable Holdings, Inc.
4.35%, 4/20/28	48,000	56,824
ERP Operating L.P.
3.00%, 7/1/29	100,000	111,163
Exelon Corp.
5.10%, 6/15/45	33,000	45,135
4.70%, 4/15/50	25,000	33,950
Expedia Group, Inc.
3.80%, 2/15/28	5,000	5,253
Exxon Mobil Corp.
3.04%, 3/1/26	23,000	25,456
3.57%, 3/6/45	23,000	26,327
4.33%, 3/19/50	75,000	97,226
FedEx Corp.
3.40%, 1/14/22	50,000	51,632
4.00%, 1/15/24	5,000	5,533
3.20%, 2/1/25	18,000	19,835
4.20%, 10/17/28	18,000	21,413
3.90%, 2/1/35	19,000	22,956
3.88%, 8/1/42	5,000	5,874
4.75%, 11/15/45	5,000	6,529
4.40%, 1/15/47	18,000	22,745
Fidelity National Information Services, Inc.
3.50%, 4/15/23	23,000	24,446
Fifth Third Bancorp
8.25%, 3/1/38	20,000	33,851
Fiserv, Inc.
3.20%, 7/1/26	80,000	89,780
Flex Ltd.
5.00%, 2/15/23	5,000	5,425
Florida Power & Light Co.
3.70%, 12/1/47	5,000	6,254
4.13%, 6/1/48	28,000	37,571
General Dynamics Corp.
2.13%, 8/15/26	18,000	19,356
3.75%, 5/15/28	23,000	27,040
General Electric Co.
6.75%, 3/15/32, Series A	28,000	38,257
6.15%, 8/7/37	24,000	31,849
5.88%, 1/14/38	74,000	96,038
General Mills, Inc.
4.55%, 4/17/38	28,000	36,220
General Motors Co.
4.20%, 10/1/27	71,000	79,977
General Motors Financial Co., Inc.
3.45%, 4/10/22	5,000	5,155
3.15%, 6/30/22	5,000	5,169
4.00%, 1/15/25	76,000	83,246
4.30%, 7/13/25	5,000	5,597
4.35%, 1/17/27	5,000	5,692
George Washington University (The)
4.13%, 9/15/48, Series 2018	26,000	32,193
Georgia Power Co.
3.25%, 4/1/26	25,000	28,026
4.30%, 3/15/43	47,000	59,192
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	7,419
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,526
3.65%, 3/1/26	69,000	78,273
5.65%, 12/1/41	13,000	18,770
4.50%, 2/1/45	18,000	23,045
Global Payments, Inc.
3.75%, 6/1/23	23,000	24,666
GLP Capital L.P.
5.38%, 11/1/23	18,000	19,454
5.75%, 6/1/28	18,000	21,065
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	26,350
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/22	10,000	10,102
3.63%, 1/22/23	28,000	29,860
3.20%, 2/23/23	28,000	29,655
3.50%, 1/23/25	50,000	55,009
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(c)	50,000	54,547
3.75%, 2/25/26	5,000	5,679
5.95%, 1/15/27	23,000	29,142
3.85%, 1/26/27	23,000	26,306
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	23,000	26,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	$71,000	$82,114
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)	50,000	59,413
6.13%, 2/15/33	9,000	13,086
5.15%, 5/22/45	18,000	25,337
Halliburton Co.
6.70%, 9/15/38	18,000	23,487
HCA, Inc.
4.13%, 6/15/29	50,000	57,881
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,617
Healthpeak Properties, Inc.
3.88%, 8/15/24	5,000	5,542
Hershey Co. (The)
2.30%, 8/15/26	73,000	78,913
Hess Corp.
7.88%, 10/1/29	50,000	63,425
6.00%, 1/15/40	23,000	28,053
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	51,148
6.20%, 10/15/35	23,000	29,523
Home Depot, Inc. (The)
3.25%, 3/1/22	94,000	97,596
2.80%, 9/14/27	23,000	25,641
5.88%, 12/16/36	15,000	22,866
Honeywell International, Inc.
2.50%, 11/1/26	10,000	11,001
Hubbell, Inc.
3.15%, 8/15/27	23,000	24,535
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	5,450
Humana, Inc.
4.80%, 3/15/47	23,000	31,220
Hyatt Hotels Corp.
3.38%, 7/15/23(b)	48,000	50,127
Illinois Tool Works, Inc.
2.65%, 11/15/26	5,000	5,532
Intel Corp.
3.75%, 3/25/27	75,000	87,279
4.10%, 5/11/47	18,000	23,241
4.75%, 3/25/50	25,000	35,492
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,669
3.10%, 9/15/27	5,000	5,573
International Business Machines Corp.
6.22%, 8/1/27	34,000	44,621
5.88%, 11/29/32	24,000	34,674
4.00%, 6/20/42	50,000	63,573
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	6,688
International Lease Finance Corp.
5.88%, 8/15/22	76,000	81,861

3.80%, 1/15/26	2,000	2,274
7.30%, 11/15/39	25,000	40,204
4.80%, 6/15/44	5,000	6,646
4.35%, 8/15/48(b)	10,000	13,226
Invesco Finance PLC
4.00%, 1/30/24	18,000	19,726
ITC Holdings Corp.
5.30%, 7/1/43	15,000	20,019
Jabil, Inc.
4.70%, 9/15/22	5,000	5,353
3.95%, 1/12/28	50,000	55,347
Jefferies Group LLC
6.45%, 6/8/27	25,000	31,754
John Deere Capital Corp.
2.80%, 3/6/23(b)	24,000	25,382
3.45%, 6/7/23	5,000	5,386
2.80%, 9/8/27	87,000	97,006
Johnson & Johnson
2.45%, 12/5/21	50,000	51,118
2.63%, 1/15/25	48,000	52,129
4.50%, 9/1/40	19,000	26,169
Johnson Controls International PLC
6.00%, 1/15/36	18,000	25,088
JPMorgan Chase & Co.
3.20%, 1/25/23	142,000	150,544
3.88%, 2/1/24	50,000	55,140
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,360
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(c)	75,000	78,511
3.30%, 4/1/26	10,000	11,175
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	56,724
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	26,094
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(c)	5,000	5,031
5.50%, 10/15/40	35,000	51,911
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(c)	5,000	5,124
5.63%, 8/16/43	68,000	102,151
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	48,000	61,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Kaiser Foundation Hospitals
3.15%, 5/1/27(b)	$24,000	$26,825
4.15%, 5/1/47	9,000	11,815
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	23,000	25,091
4.42%, 12/15/46	48,000	61,345
KeyCorp
4.15%, 10/29/25	69,000	79,526
Kimberly-Clark Corp.
3.90%, 5/4/47	50,000	65,136
Kimco Realty Corp.
3.30%, 2/1/25	18,000	19,726
2.80%, 10/1/26	5,000	5,408
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,266
3.50%, 9/1/23	5,000	5,343
6.55%, 9/15/40	50,000	66,389
5.50%, 3/1/44	18,000	22,363
5.40%, 9/1/44	44,000	54,376
Kinder Morgan, Inc.
7.75%, 1/15/32	5,000	7,175
KLA Corp.
3.30%, 3/1/50	25,000	28,241
Kroger Co. (The)
3.70%, 8/1/27	18,000	20,854
5.15%, 8/1/43	18,000	24,806
Laboratory Corp. of America Holdings
3.20%, 2/1/22	71,000	73,294
Legg Mason, Inc.
5.63%, 1/15/44	5,000	7,232
Lincoln National Corp.
3.80%, 3/1/28	5,000	5,740
Lockheed Martin Corp. Series B
6.15%, 9/1/36,	39,000	59,190
4.09%, 9/15/52	24,000	32,749
Loews Corp.
3.75%, 4/1/26	18,000	20,614
Lowe’s Cos., Inc.
3.12%, 4/15/22	5,000	5,164
2.50%, 4/15/26	5,000	5,421
4.05%, 5/3/47	15,000	18,488
Lubrizol Corp. (The)
6.50%, 10/1/34	114,000	177,322
LYB International Finance B.V.
4.88%, 3/15/44	5,000	6,363
LYB International Finance II B.V.
3.50%, 3/2/27	23,000	25,742
LYB International Finance III LLC
3.80%, 10/1/60	5,000	5,383
LyondellBasell Industries N.V.
4.63%, 2/26/55	20,000	24,541
Marathon Oil Corp.
2.80%, 11/1/22	9,000	9,281
3.85%, 6/1/25	5,000	5,267
6.80%, 3/15/32	5,000	5,933
Marathon Petroleum Corp.
6.50%, 3/1/41	50,000	63,639
5.00%, 9/15/54	50,000	54,840
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	19,107
4.20%, 3/1/48	5,000	6,658
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	5,655
Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	5,409
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	23,506
McCormick & Co., Inc.
2.70%, 8/15/22	5,000	5,183
4.20%, 8/15/47	50,000	63,635
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,555
6.30%, 10/15/37	19,000	29,006
3.70%, 2/15/42	19,000	22,472
3.63%, 9/1/49	25,000	29,450
McKesson Corp.
3.95%, 2/16/28	5,000	5,830
Merck & Co., Inc.
2.35%, 2/10/22	51,000	52,250
2.40%, 9/15/22	5,000	5,166
6.50%, 12/1/33	50,000	78,522
2.35%, 6/24/40	5,000	5,237
2.45%, 6/24/50	5,000	5,203
MetLife, Inc.
3.60%, 11/13/25	94,000	106,715
Microsoft Corp.
3.30%, 2/6/27	92,000	105,157
4.10%, 2/6/37	48,000	63,231
3.50%, 11/15/42	23,000	28,878
4.25%, 2/6/47	18,000	25,238
2.53%, 6/1/50	75,000	81,109
4.50%, 2/6/57(b)	18,000	27,325
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	20,433
Molson Coors Beverage Co.
5.00%, 5/1/42	5,000	6,310
Moody’s Corp.
3.25%, 1/15/28	18,000	20,393
Morgan Stanley
4.88%, 11/1/22	44,000	47,576
3.13%, 1/23/23	50,000	52,826
3.75%, 2/25/23	28,000	30,025
4.10%, 5/22/23	50,000	54,160
3.70%, 10/23/24	30,000	33,371
4.00%, 7/23/25	9,000	10,298
3.88%, 1/27/26	9,000	10,294
3.13%, 7/27/26	9,000	10,061
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	32,000	36,444
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	74,000	85,674
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	19,000	23,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.38%, 1/22/47	$14,000	$19,439
Mosaic Co. (The)
4.88%, 11/15/41	10,000	11,353
5.63%, 11/15/43	25,000	31,598
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,611
MPLX L.P.
4.00%, 3/15/28	18,000	20,323
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	5,789
3.90%, 11/1/28	18,000	21,242
4.02%, 11/1/32	18,000	21,973
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	7,702
NIKE, Inc.
3.88%, 11/1/45	5,000	6,416
3.38%, 11/1/46	5,000	6,007
NiSource, Inc.
5.25%, 2/15/43	5,000	6,861
5.65%, 2/1/45	5,000	7,266
3.95%, 3/30/48	18,000	22,213
Noble Energy, Inc.
3.90%, 11/15/24	5,000	5,579
Norfolk Southern Corp.
3.25%, 12/1/21	5,000	5,115
2.90%, 2/15/23	10,000	10,494
3.15%, 6/1/27	23,000	25,537
4.05%, 8/15/52	5,000	6,463
Northrop Grumman Corp.
3.25%, 8/1/23	48,000	51,819
3.20%, 2/1/27	53,000	59,405
NVR, Inc.
3.95%, 9/15/22	5,000	5,261
NYU Langone Hospitals
3.38%, 7/1/55, Series 2020	25,000	25,929
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	19,874
4.75%, 1/15/28	23,000	25,790
Oncor Electric Delivery Co. LLC
5.75%, 3/15/29	34,000	44,553
ONEOK, Inc.
4.00%, 7/13/27	18,000	19,506
4.55%, 7/15/28	128,000	140,820
Oracle Corp.
3.63%, 7/15/23	23,000	24,992
2.50%, 4/1/25	50,000	53,681
2.65%, 7/15/26	71,000	77,559
2.95%, 4/1/30	166,000	186,398
4.50%, 7/8/44	40,000	52,089
4.00%, 11/15/47	18,000	22,069
Owens Corning
4.30%, 7/15/47	23,000	27,332
Pacific Gas and Electric Co.
2.10%, 8/1/27	120,000	120,856
3.50%, 8/1/50	5,000	5,066
Packaging Corp. of America
4.50%, 11/1/23	43,000	47,460
Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	5,269
3.30%, 11/21/24	18,000	19,726
6.25%, 5/15/38	15,000	21,580
Partners Healthcare System, Inc.
3.34%, 7/1/60, Series 2020	25,000	27,969
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	50,000	64,542
People’s United Financial, Inc.
3.65%, 12/6/22	55,000	57,871
PepsiCo, Inc.
2.63%, 3/19/27	50,000	55,082
3.00%, 10/15/27	28,000	31,575
2.75%, 3/19/30	105,000	117,771
4.25%, 10/22/44	23,000	30,351
Pfizer, Inc.
3.00%, 12/15/26	10,000	11,309
7.20%, 3/15/39	89,000	153,213
4.30%, 6/15/43	5,000	6,584
Philip Morris International, Inc.
2.50%, 8/22/22	23,000	23,901
4.88%, 11/15/43	32,000	42,912
Plains All American Pipeline L.P.
3.65%, 6/1/22	39,500	40,582
6.65%, 1/15/37(b)	23,000	26,897
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	28,000	30,902
3.45%, 4/23/29	50,000	57,771
Procter & Gamble Co. (The)
2.15%, 8/11/22	28,000	28,911
3.00%, 3/25/30	50,000	57,986
Progressive Corp. (The)
3.95%, 3/26/50(b)	25,000	33,034
Prologis L.P.
4.38%, 9/15/48	5,000	6,785
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	7,258
6.63%, 12/1/37	69,000	104,266
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(c)	5,000	5,360
4.60%, 5/15/44	5,000	6,550
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,474
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(c)	5,000	5,809
PSEG Power LLC
3.85%, 6/1/23	5,000	5,402
Public Service Co. of Colorado
4.30%, 3/15/44	79,000	103,794
Public Service Electric & Gas Co.
2.38%, 5/15/23	93,000	97,079
3.00%, 5/15/27	19,000	21,158
QUALCOMM, Inc.
3.00%, 5/20/22	60,000	62,395
2.60%, 1/30/23	10,000	10,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
2.90%, 5/20/24	$22,000	$23,702
Raytheon Technologies Corp.
2.80%, 3/15/22(d)	18,000	18,528
3.95%, 8/16/25	50,000	57,187
3.50%, 3/15/27(d)	50,000	56,926
4.88%, 10/15/40(d)	20,000	26,195
4.80%, 12/15/43(d)	10,000	12,783
3.75%, 11/1/46	73,000	88,857
4.35%, 4/15/47(d)	55,000	71,058
Realty Income Corp.
3.25%, 10/15/22	28,000	29,306
3.00%, 1/15/27	5,000	5,469
Roper Technologies, Inc.
2.80%, 12/15/21	18,000	18,421
3.80%, 12/15/26	5,000	5,757
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	27,519
Ryder System, Inc.
3.75%, 6/9/23	23,000	24,794
Sabra Health Care L.P.
5.13%, 8/15/26	18,000	19,884
Santander Holdings USA, Inc.
4.40%, 7/13/27	88,000	99,832
Sempra Energy
2.88%, 10/1/22	5,000	5,176
4.05%, 12/1/23	5,000	5,474
3.25%, 6/15/27	46,000	51,015
Sherwin-Williams Co. (The)
4.50%, 6/1/47	5,000	6,666
3.80%, 8/15/49	20,000	24,340
Simon Property Group L.P.
2.35%, 1/30/22	5,000	5,086
2.75%, 2/1/23	5,000	5,216
3.75%, 2/1/24(b)	5,000	5,417
3.30%, 1/15/26	5,000	5,469
3.25%, 11/30/26	23,000	25,301
SITE Centers Corp.
4.70%, 6/1/27	68,000	72,485
Southern California Edison Co.
4.65%, 10/1/43	74,000	92,441
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	6,409
Southern Co. (The)
3.25%, 7/1/26	5,000	5,601
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	6,135
Southern Power Co.
5.15%, 9/15/41	19,000	22,797
Spectra Energy Partners L.P.
3.50%, 3/15/25	5,000	5,464
Stanford Health Care
3.80%, 11/15/48, Series 2018	43,000	54,146
Starbucks Corp.
3.10%, 3/1/23	5,000	5,295
2.45%, 6/15/26	5,000	5,410
4.00%, 11/15/28	5,000	5,930
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	5,164
3.10%, 5/15/23	48,000	51,120
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	53,108
Stryker Corp.
3.38%, 5/15/24	5,000	5,435
Sunoco Logistics Partners Operations L.P.
3.90%, 7/15/26	5,000	5,372
Synchrony Financial
3.70%, 8/4/26	5,000	5,486
Synovus Financial Corp.
3.13%, 11/1/22	5,000	5,169
Sysco Corp.
3.30%, 7/15/26	5,000	5,539
Tampa Electric Co.
4.30%, 6/15/48	18,000	23,133
Tapestry, Inc.
4.13%, 7/15/27	155,000	164,757
Target Corp.
2.90%, 1/15/22	23,000	23,700
2.50%, 4/15/26(b)	5,000	5,513
TC PipeLines L.P.
4.38%, 3/13/25	19,000	21,049
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	10,311
Texas Instruments, Inc.
2.90%, 11/3/27	52,000	58,529
4.15%, 5/15/48	39,000	53,917
Thermo Fisher Scientific, Inc.
4.50%, 3/25/30	50,000	62,897
Time Warner Cable LLC
6.75%, 6/15/39	20,500	29,232
5.50%, 9/1/41	5,000	6,325
4.50%, 9/15/42	10,000	11,553
Toyota Motor Credit Corp.
0.35%, 10/14/22	100,000	100,111
2.90%, 4/17/24(b)	5,000	5,382
2.15%, 2/13/30	50,000	53,466
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/1/24	25,000	27,645
Travelers Cos., Inc. (The)
6.25%, 6/15/37(b)	10,000	15,449
3.75%, 5/15/46	25,000	31,441
4.00%, 5/30/47	23,000	29,996
Trimble, Inc.
4.15%, 6/15/23	5,000	5,427
Truist Financial Corp.
3.05%, 6/20/22	50,000	51,987
2.85%, 10/26/24	94,000	101,785
TWDC Enterprises 18 Corp.
2.95%, 6/15/27(b)	23,000	25,567
3.70%, 12/1/42	5,000	5,883
3.00%, 7/30/46	48,000	51,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Tyson Foods, Inc.
4.88%, 8/15/34	$50,000	$66,229
U.S. Airways Pass Through Trust
3.95%, 5/15/27, Series 2013-1, Class A	145,145	124,805
U.S. Bancorp
2.63%, 1/24/22, Series V	5,000	5,127
3.90%, 4/26/28(b)	28,000	33,411
Union Electric Co.
2.95%, 6/15/27	18,000	19,857
Union Pacific Corp.
3.50%, 6/8/23	27,000	28,950
3.75%, 7/15/25	5,000	5,653
3.25%, 8/15/25	5,000	5,540
2.75%, 3/1/26	5,000	5,463
4.00%, 4/15/47	19,000	23,871
3.84%, 3/20/60	24,000	29,699
4.38%, 11/15/65	5,000	6,515
3.75%, 2/5/70	50,000	59,958
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	17,570	17,367
United Parcel Service, Inc.
2.45%, 10/1/22	5,000	5,201
2.50%, 4/1/23	25,000	26,232
2.40%, 11/15/26(b)	5,000	5,460
3.05%, 11/15/27	23,000	26,136
3.40%, 11/15/46	5,000	6,085
UnitedHealth Group, Inc.
2.88%, 3/15/22	5,000	5,134
2.75%, 2/15/23	5,000	5,242
3.70%, 12/15/25	15,000	17,185
3.10%, 3/15/26	94,000	105,876
3.88%, 12/15/28	18,000	21,744
5.80%, 3/15/36	5,000	7,418
3.95%, 10/15/42	5,000	6,338
3.75%, 10/15/47	15,000	18,941
University of Southern California
3.03%, 10/1/39	49,000	53,302
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	10,000	11,420
Valero Energy Partners L.P.
4.38%, 12/15/26	18,000	20,456
Ventas Realty L.P.
4.38%, 2/1/45	24,000	26,179
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	19,559
3.95%, 8/15/27	5,000	5,537
Verizon Communications, Inc.
5.15%, 9/15/23	70,000	78,759
1.68%, 10/30/30(d)	76,000	76,436
2.65%, 11/20/40	15,000	15,501
6.55%, 9/15/43	68,000	109,760
4.86%, 8/21/46	50,000	68,976
5.01%, 4/15/49	23,000	32,674
2.99%, 10/30/56(d)	11,000	11,678
3.00%, 11/20/60	15,000	15,860
ViacomCBS, Inc.
3.38%, 2/15/28	5,000	5,575
6.88%, 4/30/36	5,000	7,151
4.90%, 8/15/44	5,000	6,130
4.60%, 1/15/45	50,000	58,992
Viatris, Inc.
2.70%, 6/22/30(d)	10,000	10,637
3.85%, 6/22/40(d)	5,000	5,670
4.00%, 6/22/50(d)	10,000	11,451
Visa, Inc.
2.80%, 12/14/22	50,000	52,458
3.65%, 9/15/47	78,000	100,134
Vulcan Materials Co.
4.50%, 4/1/25	18,000	20,618
Wachovia Corp.
5.50%, 8/1/35	5,000	6,709
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	78,000	86,618
Walmart, Inc.
3.55%, 6/26/25	119,000	134,723
6.50%, 8/15/37	48,000	78,664
4.05%, 6/29/48	10,000	13,774
Walt Disney Co. (The)
3.35%, 3/24/25	25,000	27,667
2.65%, 1/13/31(b)	10,000	10,913
6.40%, 12/15/35	4,000	6,174
6.65%, 11/15/37	20,000	31,202
3.50%, 5/13/40	10,000	11,674
4.95%, 10/15/45	5,000	6,835
3.80%, 5/13/60	15,000	18,597
Wells Fargo & Co.
2.63%, 7/22/22	44,000	45,602
4.13%, 8/15/23	69,000	75,402
3.00%, 10/23/26	50,000	55,110
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	89,000	100,666
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month U.S. dollar London Interbank Offered Rate + 3.77% thereafter)(c)	50,000	61,027
5.38%, 2/7/35	5,000	6,920
5.38%, 11/2/43	47,000	66,678
4.75%, 12/7/46	71,000	94,631
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month U.S. dollar London Interbank Offered Rate + 4.24% thereafter)(c)	25,000	35,797
Welltower, Inc.
4.25%, 4/1/26	23,000	26,678
Western Union Co. (The)
3.60%, 3/15/22	5,000	5,174
4.25%, 6/9/23	55,000	59,587
Westlake Chemical Corp.
5.00%, 8/15/46	35,000	43,829
WestRock MWV LLC
7.95%, 2/15/31	14,000	20,154
Whirlpool Corp.
4.50%, 6/1/46	30,000	36,928
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	11,264
7.50%, 1/15/31, Series A	50,000	65,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
6.30%, 4/15/40	$10,000	$13,088
5.75%, 6/24/44	75,000	94,647
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	44,120
WW Grainger, Inc.
3.75%, 5/15/46	23,000	27,152
Xilinx, Inc.
2.95%, 6/1/24	48,000	51,688
Xylem, Inc.
3.25%, 11/1/26	5,000	5,606
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,159

TOTAL U.S. CORPORATE BONDS (Cost: $21,377,495)		24,021,503

FOREIGN CORPORATE BONDS - 3.5%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	33,664
Westpac Banking Corp.
2.75%, 1/11/23	50,000	52,579
3.35%, 3/8/27	23,000	26,158
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	11,324

Total Australia		123,725

Belgium - 0.4%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	279,000	315,533
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	40,000	51,165
4.60%, 4/15/48	19,000	24,157
4.44%, 10/6/48	19,000	23,597

Total Belgium		414,452

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	19,553

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	14,191

Canada - 0.9%
Bank of Montreal
2.35%, 9/11/22	44,000	45,665
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	55,520
Bank of Nova Scotia (The)
2.45%, 9/19/22	48,000	49,915
2.00%, 11/15/22	50,000	51,668
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	20,679
4.70%, 9/20/47	5,000	6,361
Canadian National Railway Co.
2.95%, 11/21/24	25,000	26,972
Canadian Natural Resources Ltd.
3.80%, 4/15/24(b)	50,000	54,281
CNOOC Petroleum North America ULC
6.40%, 5/15/37	25,000	36,402
Kinross Gold Corp.
4.50%, 7/15/27(b)	5,000	5,767
Magna International, Inc.
3.63%, 6/15/24	5,000	5,477
Nutrien Ltd.
3.15%, 10/1/22	43,000	44,855
5.63%, 12/1/40	5,000	6,852
5.25%, 1/15/45	18,000	24,395
Rogers Communications, Inc.
3.00%, 3/15/23	48,000	50,474
4.50%, 3/15/43	50,000	63,686
Royal Bank of Canada
2.75%, 2/1/22	50,000	51,455
2.80%, 4/29/22	50,000	51,811
TELUS Corp.
4.60%, 11/16/48	5,000	6,548
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(c)	65,000	73,349
TransCanada PipeLines Ltd.
4.25%, 5/15/28	64,000	75,105
4.63%, 3/1/34	28,000	33,482
5.85%, 3/15/36	29,000	39,073

Total Canada		879,792

Colombia - 0.2%
Ecopetrol S.A.
5.88%, 9/18/23	94,000	105,139
5.88%, 5/28/45	40,000	47,600

Total Colombia		152,739

France - 0.0%
Sanofi
3.63%, 6/19/28	5,000	5,891
Total Capital International S.A.
3.46%, 7/12/49	20,000	23,005

Total France		28,896

Germany - 0.1%
Deutsche Telekom International Finance B.V.
9.25%, 6/1/32	50,000	85,018

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	5,161
3.76%, 7/26/23	54,000	58,565
3.78%, 3/2/25	5,000	5,600
3.68%, 2/22/27	18,000	20,638
Sumitomo Mitsui Financial Group, Inc.
2.78%, 10/18/22	50,000	52,258
2.63%, 7/14/26	10,000	10,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.35%, 10/18/27	$23,000	$25,835
3.20%, 9/17/29	50,000	54,434

Total Japan		233,354

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.88%, 2/8/22	59,000	61,505
5.25%, 5/24/41	24,000	35,523
Shell International Finance B.V.
3.40%, 8/12/23	47,000	50,904
5.50%, 3/25/40	27,000	39,065

Total Netherlands		186,997

Norway - 0.2%
Equinor ASA
3.15%, 1/23/22	19,000	19,622
2.45%, 1/17/23	106,000	110,762
2.65%, 1/15/24	5,000	5,322
3.70%, 3/1/24	5,000	5,503
3.63%, 9/10/28	24,000	28,082
5.10%, 8/17/40	19,000	26,406

Total Norway		195,697

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	7,435

Spain - 0.1%
Telefonica Emisiones S.A.
7.05%, 6/20/36	9,000	13,549
Telefonica Europe B.V.
8.25%, 9/15/30	47,000	72,055

Total Spain		85,604

Switzerland - 0.1%
Novartis Capital Corp.
2.40%, 5/17/22	5,000	5,152
3.70%, 9/21/42	15,000	18,662
Syngenta Finance N.V.
3.13%, 3/28/22	19,000	19,383

Total Switzerland		43,197

United Kingdom - 1.0%
AstraZeneca PLC
4.38%, 11/16/45	50,000	67,222
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	215,928
BP Capital Markets PLC
3.54%, 11/4/24	5,000	5,532
3.28%, 9/19/27	24,000	26,848
British Telecommunications PLC
9.63%, 12/15/30	9,000	14,668
CNH Industrial N.V.
4.50%, 8/15/23	20,000	21,795
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	100,000	105,524
HSBC Holdings PLC
4.38%, 11/23/26	200,000	228,841
7.63%, 5/17/32	64,000	91,838
Janus Capital Group, Inc.
4.88%, 8/1/25	18,000	20,806
Natwest Group PLC
6.00%, 12/19/23	23,000	26,113
Reynolds American, Inc.
7.25%, 6/15/37	23,000	31,745
5.85%, 8/15/45	10,000	12,832
Unilever Capital Corp.
5.90%, 11/15/32	5,000	7,365
Vodafone Group PLC
4.38%, 2/19/43	34,000	41,947
5.25%, 5/30/48	30,000	41,135

Total United Kingdom		960,139

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,090,604)		3,430,789

FOREIGN GOVERNMENT AGENCIES - 1.4%

Canada - 0.8%
Export Development Canada
2.50%, 1/24/23	10,000	10,486
1.38%, 2/24/23	50,000	51,298
Province of Alberta Canada
3.30%, 3/15/28	95,000	109,936
Province of British Columbia Canada
2.00%, 10/23/22	110,000	113,683
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	23,248
Province of Ontario Canada
2.25%, 5/18/22	10,000	10,286
3.20%, 5/16/24	110,000	120,549
2.50%, 4/27/26	80,000	87,811
Province of Quebec Canada
2.63%, 2/13/23	9,000	9,458
2.88%, 10/16/24, Series QO	105,000	114,880
7.50%, 9/15/29, Series PD	81,000	123,409

Total Canada		775,044

Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
2.13%, 6/15/22	9,000	9,268
2.13%, 1/17/23	33,000	34,344
2.63%, 2/28/24	200,000	215,232
2.50%, 11/20/24	33,000	35,835
2.88%, 4/3/28	40,000	46,181
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	50,000	53,287

Total Germany		394,147

Japan - 0.2%
Japan Bank for International Cooperation
2.88%, 7/21/27	200,000	225,803

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,341,658)		1,394,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%

Canada - 0.1%
Canada Government International Bond
2.63%, 1/25/22	$50,000	$51,411

Colombia - 0.3%
Colombia Government International Bond
3.13%, 4/15/31	200,000	210,250
10.38%, 1/28/33	25,000	40,031

Total Colombia		250,281

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	50,000	55,109
5.38%, 3/25/24	18,000	20,581

Total Hungary		75,690

Italy - 0.2%
Republic of Italy Government International Bond
5.38%, 6/15/33	136,000	176,300

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	157,000	170,752
5.75%, 10/12/2110	18,000	22,600

Total Mexico		193,352

Panama - 0.0%
Panama Government International Bond
8.88%, 9/30/27	19,000	27,262

Peru - 0.0%
Peruvian Government International Bond
4.13%, 8/25/27	19,000	22,132

Philippines - 0.2%
Philippine Government International Bond
3.95%, 1/20/40	200,000	240,554

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 3/17/23	24,000	25,436
3.25%, 4/6/26	47,000	53,104

Total Poland		78,540

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	28,000	38,586
4.98%, 4/20/55	74,000	100,732

Total Uruguay		139,318

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,138,329)		1,254,840

SUPRANATIONAL BONDS - 1.2%
Asian Development Bank
2.75%, 3/17/23	9,000	9,524
1.50%, 10/18/24	125,000	130,668
2.00%, 1/22/25	5,000	5,336
Asian Infrastructure Investment Bank (The)
2.25%, 5/16/24	50,000	53,334
Corporacion Andina de Fomento
3.25%, 2/11/22	50,000	51,628
4.38%, 6/15/22	5,000	5,250
European Investment Bank
2.25%, 3/15/22(b)	14,000	14,378
2.25%, 8/15/22	9,000	9,321
2.50%, 3/15/23	141,000	148,439
3.25%, 1/29/24	14,000	15,313
0.38%, 12/15/25	15,000	14,942
2.38%, 5/24/27(b)	94,000	104,215
4.88%, 2/15/36	50,000	74,564
Inter-American Development Bank
1.75%, 9/14/22	141,000	144,842
2.50%, 1/18/23	9,000	9,435
1.75%, 3/14/25	50,000	52,821
3.20%, 8/7/42	50,000	64,231
International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,210
2.50%, 11/25/24, Series GDIF	64,000	69,436
2.13%, 3/3/25, Series GDIF	50,000	53,605
2.50%, 7/29/25, Series GDIF	64,000	70,023
2.50%, 11/22/27, Series GDIF	39,000	43,646
International Finance Corp.
1.38%, 10/16/24	60,000	62,435

TOTAL SUPRANATIONAL BONDS (Cost: $1,166,706)		1,212,596

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%
Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	83,164
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	119,530
Benchmark Mortgage Trust
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	71,608
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	78,008	78,839
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	38,533	40,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
2.87%, 2/10/48, Series 2015-DC1, Class A2	$10,358	$10,429
3.21%, 3/10/48, Series 2015-CR22, Class A3	95,000	97,029
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	111,182
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	89,384	91,318
2.48%, 3/25/25, Series K049, Class A1	11,996	12,487
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	80,466
3.69%, 1/25/29, Series K088, Class A2	115,000	136,917
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	87,279
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.23%, 7/25/23, Series 2014-M1, Class A2^(c)	82,224	86,534
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	62,401
2.56%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	49,195
3.15%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	28,460
3.15%, 3/25/28, Series 2018-M7, Class A2^(c)	145,000	165,865
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	23,980	26,319
GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	55,923
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,741
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	109,805
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	112,465
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	59,575
Wells Fargo Commercial Mortgage Trust
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	77,603
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	108,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,872,136)		2,017,485

MUNICIPAL BONDS - 0.3%

United States - 0.3%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	45,575
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	51,033
Port Authority of New York & New Jersey
4.81%, 10/15/65, Series 192	25,000	34,260
Port of Morrow, OR
2.54%, 9/1/40	20,000	20,080
State of California
7.55%, 4/1/39	40,000	69,913
Texas Transportation Commission
2.56%, 4/1/42	20,000	20,337
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	64,268
4.00%, 10/1/33	20,000	25,146

TOTAL MUNICIPAL BONDS (Cost: $299,390)		330,612

ASSET-BACKED SECURITIES - 0.2%

United States - 0.2%
Americredit Automobile Receivables Trust
3.07%, 12/19/22, Series 2018-1, Class A3	8,379	8,427
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	10,000	10,152
CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,710
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,536
Ford Credit Auto Lease Trust
2.22%, 10/15/22, Series 2019-B, Class A3	20,000	20,220
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	20,340
2.65%, 2/16/24, Series 2019-2, Class A3	18,548	18,885
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	67,000	67,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
TOTAL ASSET-BACKED SECURITIES (Cost: $202,374)		$205,654

REPURCHASE AGREEMENT - 4.8%

United States - 4.8%

Citigroup, Inc., tri-party repurchase agreement dated 11/30/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.08% due 12/1/20; Proceeds at maturity - $4,713,510 (fully collateralized by Fannie Mae Pool, 2.50% - 3.50% due 11/1/50, Freddie Mac Pool, 1.50% due 11/1/50; Market value including accrued interest - $4,949,709)

(Cost: $4,713,500)	$4,713,500	4,713,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(e) (Cost: $615,923)	615,923	615,923

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 103.7% (Cost: $95,787,167)		102,722,931

U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.1)%

Uniform Mortgage-Backed Securities - (0.1)%
3.00%, 1/1/36(a)	(50,000)	(52,347)
4.00%, 12/1/50(a)	(50,000)	(53,346)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $105,789)		(105,693)

Other Assets less Liabilities - (3.6)%		(3,549,156)

NET ASSETS - 100.0%		$99,068,082

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at November 30, 2020. At November 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $634,530 and the total market value of the collateral held by the Fund was $651,695. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $35,772.

(c)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of November 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	163	3/31/21	$(35,998,805)	$(13,633)
5 Year U.S. Treasury Note	266	3/31/21	(33,524,313)	(31,469)
U.S. Treasury Ultra Long Term Bond	58	3/22/21	(12,529,812)	68,133
Ultra 10 Year U.S. Treasury Note	90	3/22/21	(14,141,250)	8,969

			$(96,194,180)	$32,000

†

As of November 30, 2020, deposits at broker for futures contracts of $1,636,911 included cash collateral of $1,591,072 and previously settled variation margin gains on open futures contracts of $45,839.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$27,567,723	$—	$27,567,723
U.S. Government Obligations	—	35,957,312	—	35,957,312
U.S. Corporate Bonds	—	24,021,503	—	24,021,503
Foreign Corporate Bonds	—	3,430,789	—	3,430,789
Foreign Government Agencies	—	1,394,994	—	1,394,994
Foreign Government Obligations	—	1,254,840	—	1,254,840
Supranational Bonds	—	1,212,596	—	1,212,596
Commercial Mortgage-Backed Securities	—	2,017,485	—	2,017,485
Municipal Bonds	—	330,612	—	330,612
Asset-Backed Securities	—	205,654	—	205,654
Repurchase Agreement	—	4,713,500	—	4,713,500
Investment of Cash Collateral for Securities Loaned	—	615,923	—	615,923

Total Investments in Securities	$—	$102,722,931	$—	$102,722,931

Financial Derivative Instruments
Futures Contracts[1]	$77,102	$—	$—	$77,102
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(105,693)	$—	$(105,693)
Financial Derivative Instruments
Futures Contracts[1]	$(45,102)	$—	$—	$(45,102)

Total - Net	$32,000	$102,617,238	$—	$102,649,238

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2020

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.1%

United States - 4.1%
Navient Private Education Refi Loan Trust
3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$295,260
Santander Drive Auto Receivables Trust
2.28%, 9/15/23, Series 2019-3, Class B	250,000	252,192
Sofi Consumer Loan Program Trust
4.73%, 1/26/26, Series 2017-1, Class B(a)(b)	208,270	211,189
3.65%, 2/25/27, Series 2018-1, Class B(a)	250,000	256,263
3.79%, 4/26/27, Series 2018-2, Class B(a)	375,000	383,156
4.02%, 8/25/27, Series 2018-3, Class B(a)	100,000	103,012

TOTAL ASSET-BACKED SECURITIES (Cost: $1,493,233)		1,501,072

COLLATERALIZED LOAN OBLIGATIONS - 5.2%

Cayman Islands - 4.5%
Ares XLVII Ltd.
1.99%, 4/15/30, Series 2018-47A, Class C(a)(b)	400,000	394,627
BDS Ltd.
2.65%, 2/16/37, Series 2020-FL5, Class D, (1-month U.S. dollar London Interbank Offered Rate + 2.50%)(a)(b)	300,000	289,171
LCM 28 Ltd.
2.37%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	393,565
Neuberger Berman Loan Advisers Ltd.
2.87%, 1/19/32, Series 2019-32A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.65%)(a)(b)	300,000	300,296
TCW Ltd.
2.62%, 4/25/31, Series 2018-1A, Class B2R2, (3-month U.S. dollar London Interbank Offered Rate + 2.40%)(a)(b)	250,000	250,174

Total Cayman Islands		1,627,833

Morocco - 0.7%
OCP S.A.
1.30%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	249,566

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,860,744)		1,877,399

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.2%
Arroyo Mortgage Trust
3.76%, 4/25/48, Series 2018-1, Class A1^(a)(b)	48,089	48,860
CSMC Trust
3.94%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	223,628	232,412
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.45%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)(b)	158,250	157,198
Federal Home Loan Mortgage Corporation REMIC
6.00%, 8/15/32, Series 2485, Class WG	26,553	30,447
5.00%, 11/15/32, Series 2519, Class NU	1,102,077	1,224,879
5.50%, 11/15/32, Series 2519, Class ZD	10,679	12,200
5.50%, 11/15/32, Series 2520, Class PH	196,002	226,975
5.50%, 9/15/34, Series 2861, Class Z	14,842	17,534
5.00%, 11/15/34, Series 2893, Class PE	59,245	67,612
6.00%, 11/15/36, Series 3244, Class LZ	270	307
5.00%, 1/15/40, Series 3626, Class ME	425,000	510,389
5.00%, 4/15/40, Series 3658, Class CZ	356,087	451,537
4.00%, 1/15/41, Series 4179, Class AZ	679,098	761,151
3.00%, 12/15/41, Series 4273, Class GM	133,283	140,376
4.50%, 9/15/42, Series 4671, Class JM	260,329	277,428
3.00%, 5/15/43, Series 4322, Class DJ	182,466	189,600
Federal National Mortgage Association REMIC
6.50%, 10/25/31, Series 2001-52, Class YZ	1,495	1,766
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	109,280
4.50%, 10/25/34, Series 2004-75, Class ZG	9,963	11,038
4.75%, 8/25/35, Series 2005-80, Class SZ	103,025	123,024
6.00%, 7/25/36, Series 2006-62, Class PZ	125,604	201,133
4.50%, 10/25/36, Series 2009-19, Class PW	48,887	55,126
5.00%, 4/25/37, Series 2007-26, Class JZ	328,097	373,432
6.00%, 8/25/39, Series 2009-62, Class Z	254,003	329,078
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	140,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2020

Investments	Principal Amount	Value
5.00%, 7/25/40, Series 2010-80, Class PZ	$252,241	$311,444
5.00%, 9/25/40, Series 2010-102, Class PN	173,762	202,421
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	412,328
5.00%, 6/25/41, Series 2011-52, Class GB	237,696	273,752
2.50%, 9/25/41, Series 2011-127, Class JC	56,678	57,512
2.50%, 11/25/42, Series 2012-152, Class TB	107,000	112,428
3.00%, 2/25/43, Series 2013-1, Class JZ	249,899	255,088
3.00%, 4/25/45, Series 2015-23, Class HZ	474,021	521,384
3.00%, 3/25/46, Series 2016-9, Class D	44,569	47,875
2.50%, 9/25/46, Series 2016-63, Class CA	139,222	138,896
Government National Mortgage Association
5.50%, 4/20/37, Series 2007-24, Class PC	103,054	111,732
5.50%, 5/20/38, Series 2008-42, Class QB	93,826	108,430
3.00%, 7/16/41, Series 2011-135, Class WH	123,989	126,966
4.00%, 3/20/44, Series 2014-43, Class Z	587,262	717,708
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	287,046
3.00%, 11/20/45, Series 2015-165, Class ZE	116,162	128,832
GS Mortgage-Backed Securities Trust
3.50%, 5/25/50, Series 2020-PJ1, Class A6^(a)(b)	132,248	134,930
JP Morgan Mortgage Trust
3.65%, 5/25/45, Series 2015-3, Class B3^(a)(b)	198,072	202,212
3.51%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	294,575	311,204
4.51%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	227,530	236,221
1.00%, 8/25/50, Series 2020-3, Class A15^(a)(b)	269,353	276,761
3.00%, 12/25/50, Series 2020-5, Class A15^(a)(b)	213,161	217,970
3.73%, 12/25/50, Series 2020-5, Class B1^(a)(b)	248,295	273,112
Sequoia Mortgage Trust
4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	109,187	112,230

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $11,096,710)		11,271,964

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%

United States - 5.1%
Bank
1.36%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,500,000	498,146
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	337,000
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	208,956
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
3.70%, 3/25/28, Series K077, Class A1	471,505	533,692
Morgan Stanley Bank of America Merrill Lynch Trust
5.22%, 2/15/47, Series 2014-C14, Class C^(b)	242,000	256,841

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,786,232)		1,834,635

U.S. GOVERNMENT AGENCIES - 53.6%
Federal Home Loan Mortgage Corporation - 4.1%
4.00%, 1/1/42	385,186	423,646
3.50%, 8/1/46	438,855	477,189
3.50%, 9/1/47	552,688	600,579

Total Federal Home Loan Mortgage Corporation		1,501,414

Federal National Mortgage Association - 12.9%
4.00%, 11/1/43	498,772	547,647
4.00%, 5/1/47	433,122	477,616
4.00%, 12/1/47	413,159	451,901
4.00%, 10/1/48	1,532,643	1,693,263
3.50%, 3/1/50	686,139	723,475
4.00%, 4/1/55	549,904	620,217
4.50%, 6/1/56	121,955	139,672

Total Federal National Mortgage Association		4,653,791

Government National Mortgage Association - 9.6%
3.50%, 7/20/47	774,366	861,492
4.50%, 5/20/49	212,700	229,910
3.00%, 8/20/50	991,798	1,043,651
3.00%, 12/1/50(d)	1,287,000	1,343,407

Total Government National Mortgage Association		3,478,460

Uniform Mortgage-Backed Securities - 27.0%
1.50%, 12/1/50(d)	1,000,000	1,011,646
2.00%, 12/1/50(d)	3,288,000	3,415,171
2.50%, 12/1/50(d)	5,083,000	5,326,455

Total Uniform Mortgage-Backed Securities		9,753,272

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $19,110,446)		19,386,937

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $35,347,365)		35,872,007
Other Assets less Liabilities - 0.8%		301,156

NET ASSETS - 100.0%		$36,173,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2020

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	10	3/22/21	$(1,381,719)	$(312)
U.S. Treasury Long Bond	4	3/22/21	(699,625)	(500)
U.S. Treasury Ultra Long Term Bond	2	3/22/21	(432,062)	(93)
Ultra 10 Year U.S. Treasury Note	2	3/22/21	(314,250)	(282)

			$(2,827,656)	$(1,187)

†	As of November 30, 2020, deposits at broker for futures contracts of $22,000 included cash collateral of $22,315 and previously settled variation margin losses on open futures contracts of $315.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset - Backed Securities	$—	$1,501,072	$—	$1,501,072
Collateralized Loan Obligations	—	1,877,399	—	1,877,399
Collateralized Mortgage Obligations	—	11,271,964	—	11,271,964
Commercial Mortgage - Backed Securities	—	1,834,635	—	1,834,635
U.S. Government Agencies	—	19,386,937	—	19,386,937

Total Investments in Securities	$—	$35,872,007	$—	$35,872,007

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(1,187)	$—	$—	$(1,187)

Total - Net	$(1,187)	$35,872,007	$—	$35,870,820

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 41.6%

Federal Farm Credit Bank - 0.2%
2.50%, 2/4/31	$500,000	$501,427
1.79%, 6/22/35	500,000	501,060
1.65%, 7/23/35	1,500,000	1,472,248

Total Federal Farm Credit Bank		2,474,735

Federal Home Loan Bank - 0.8%
5.50%, 7/15/36	5,900,000	9,179,670

Federal Home Loan Mortgage Corporation - 8.8%
3.50%, 6/1/27	489,320	517,884
2.50%, 4/1/30	2,953,710	3,080,102
3.00%, 5/1/30	882,458	925,425
6.75%, 3/15/31	9,500,000	14,671,015
6.25%, 7/15/32	11,504,000	17,854,975
3.00%, 1/1/33	2,514,735	2,635,323
3.00%, 5/1/33	3,355,754	3,517,576
4.00%, 11/1/33	79,978	84,851
5.50%, 12/1/33	376,142	440,398
3.00%, 5/1/35	1,051,290	1,106,565
2.50%, 6/1/35	1,820,892	1,894,872
2.00%, 9/1/35	485,902	506,273
6.50%, 3/1/36	253,282	284,677
5.00%, 6/1/37	2,236	2,598
6.00%, 9/1/37	197,928	232,877
5.50%, 2/1/40	8,553	10,074
4.50%, 8/1/40	171,125	192,154
4.00%, 11/1/40	15,018	16,424
5.00%, 3/1/41	265,147	307,962
5.50%, 6/1/41	251,660	297,227
5.00%, 7/1/41	7,577	8,800
3.50%, 10/1/41	510,725	548,670
3.50%, 2/1/42	217,681	234,273
5.00%, 2/1/42	372,172	432,294
4.00%, 4/1/42	679,528	748,622
4.50%, 5/1/42	262,692	294,825
3.50%, 6/1/42	52,948	57,032
3.00%, 7/1/42	254,681	270,237
3.50%, 8/1/42	244,481	263,396
3.50%, 9/1/42	281,368	305,519
3.00%, 3/1/43	396,857	421,741
3.00%, 4/1/43	259,380	275,622
3.00%, 7/1/43	883,541	959,583
3.50%, 7/1/43	341,010	370,360
3.00%, 8/1/43	77,033	81,857
4.00%, 8/1/43	28,777	31,472
3.50%, 1/1/44	1,731,653	1,874,827
3.00%, 2/1/44	181,839	193,233
3.50%, 2/1/44	148,194	158,790
4.00%, 3/1/44	54,367	59,244
4.00%, 4/1/44	495,025	544,008
3.50%, 5/1/44	241,560	258,616
4.00%, 5/1/44	202,182	219,686
4.50%, 5/1/44	12,808	14,331
3.50%, 7/1/44	61,361	65,708
4.50%, 7/1/44	155,218	173,213
4.00%, 8/1/44	575,421	640,123
3.50%, 10/1/44	22,826	24,475
4.50%, 11/1/44	159,101	177,332
3.50%, 12/1/44	309,947	331,555
3.50%, 1/1/45	63,266	67,938
4.00%, 2/1/45	120,138	130,753
4.00%, 3/1/45	12,641	13,840
3.00%, 4/1/45	20,304	21,347
4.00%, 4/1/45	65,135	71,053
3.00%, 5/1/45	83,592	87,864
3.50%, 5/1/45	136,419	145,834
3.50%, 6/1/45	67,225	71,838
4.00%, 6/1/45	186,921	204,332
3.00%, 7/1/45	21,984	23,112
3.00%, 8/1/45	90,144	94,771
3.50%, 8/1/45	827,130	895,765
4.00%, 9/1/45	111,663	121,161
3.50%, 10/1/45	140,289	149,898
4.00%, 10/1/45	116,284	126,100
3.50%, 11/1/45	69,360	74,169
4.00%, 11/1/45	92,447	100,502
4.50%, 11/1/45	711,148	795,624
3.00%, 12/1/45	87,215	91,575
4.50%, 12/1/45	226,783	254,453
4.00%, 1/1/46	26,915	29,589
4.00%, 2/1/46	145,972	158,580
3.50%, 3/1/46	155,004	165,061
4.00%, 3/1/46	118,249	128,298
3.00%, 4/1/46	424,181	445,137
3.50%, 4/1/46	654,242	698,277
4.50%, 4/1/46	531,666	598,289
3.50%, 5/1/46	223,218	238,886
3.00%, 6/1/46	94,841	99,566
3.50%, 6/1/46	221,883	235,285
3.00%, 9/1/46	1,923,788	2,022,258
3.50%, 9/1/46	170,912	182,723
2.50%, 10/1/46	90,781	96,235
3.00%, 10/1/46	89,392	96,260
3.50%, 10/1/46	67,165	71,735
3.00%, 11/1/46	973,916	1,021,315
3.50%, 11/1/46	23,463	25,053
4.00%, 11/1/46	42,850	46,398
4.50%, 11/1/46	413,819	454,665
3.00%, 12/1/46	365,200	383,915
3.00%, 1/1/47	650,529	682,560
4.00%, 1/1/47	190,637	206,050
4.50%, 1/1/47	660,380	730,319
3.00%, 2/1/47	550,562	578,082
3.00%, 4/1/47	799,210	837,557
3.50%, 4/1/47	420,088	445,350
4.00%, 4/1/47	160,465	172,608
4.00%, 5/1/47	131,107	140,964
4.50%, 5/1/47	33,879	36,865
4.00%, 6/1/47	199,319	214,294
3.50%, 7/1/47	211,889	225,262
4.00%, 7/1/47	352,373	378,655
3.50%, 8/1/47	219,089	232,138
4.00%, 8/1/47	723,476	776,971
4.50%, 8/1/47	171,189	187,339
3.50%, 9/1/47	505,653	535,629
4.50%, 9/1/47	222,129	243,760
4.00%, 10/1/47	597,556	641,349
4.50%, 10/1/47	91,976	100,511
3.50%, 11/1/47	659,896	697,892
3.50%, 12/1/47	336,277	354,532
3.50%, 1/1/48	190,276	201,357
4.00%, 1/1/48	455,276	489,153
4.50%, 2/1/48	136,823	149,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.50%, 5/1/48	$309,261	$326,438
3.00%, 9/1/48	585,122	613,609
4.00%, 9/1/48	159,910	170,639
4.00%, 10/1/48	842,882	906,709
4.50%, 10/1/48	365,728	397,735
3.00%, 12/1/48	128,356	134,358
4.50%, 2/1/49	1,560,900	1,699,717
4.50%, 3/1/49	66,315	71,944
5.00%, 3/1/49	447,797	495,199
4.00%, 5/1/49	293,506	313,121
4.50%, 5/1/49	238,577	258,794
4.00%, 6/1/49	256,793	276,765
5.50%, 6/1/49	91,819	102,823
4.00%, 7/1/49	1,030,996	1,131,711
4.50%, 7/1/49	252,779	274,379
5.50%, 7/1/49	199,309	223,677
3.50%, 8/1/49	784,363	835,530
3.00%, 10/1/49	1,028,258	1,096,192
5.00%, 10/1/49	1,578,701	1,746,063
5.50%, 10/1/49	567,377	637,228
3.00%, 12/1/49	209,146	218,768
2.50%, 1/1/50	2,337,372	2,452,546
3.00%, 3/1/50	552,515	588,438
3.50%, 3/1/50	712,907	751,878
3.00%, 4/1/50	2,386,551	2,510,736
2.50%, 5/1/50	773,940	820,072
3.00%, 5/1/50	45,714	47,854
2.50%, 6/1/50	2,791,414	2,928,960
4.00%, 6/1/50	1,427,182	1,529,651
2.50%, 7/1/50	364,647	385,970
2.50%, 8/1/50	1,843,677	1,936,272
2.50%, 9/1/50	1,724,400	1,809,370

Total Federal Home Loan Mortgage Corporation		106,309,719

Federal National Mortgage Association - 20.5%
4.00%, 9/1/25	1,199,594	1,272,681
2.50%, 11/1/30	402,087	423,263
6.63%, 11/15/30	5,945,000	9,040,424
2.50%, 2/1/32	184,751	192,564
3.00%, 5/1/32	332,685	348,489
2.50%, 6/1/32	1,261,694	1,314,926
6.00%, 9/1/32	186,779	220,061
3.00%, 11/1/32	357,135	374,100
6.00%, 12/1/32	381,268	433,007
2.50%, 1/1/33	437,244	456,569
5.00%, 8/1/33	311,007	358,078
3.50%, 8/1/34	627,436	678,199
2.50%, 9/1/34	541,398	563,091
3.00%, 4/1/35	2,901,282	3,040,238
3.50%, 4/1/35	1,196,391	1,283,705
2.50%, 5/1/35	2,364,539	2,459,330
2.00%, 7/1/35	1,615,513	1,682,841
2.50%, 7/1/35	1,916,877	1,998,013
2.50%, 8/1/35	1,620,977	1,706,640
2.00%, 9/1/35	486,721	507,064
1.50%, 10/1/35	893,818	917,151
2.00%, 10/1/35	988,214	1,029,595
5.50%, 10/1/35	38,513	45,531
2.00%, 11/1/35	2,701,860	2,815,149
5.50%, 4/1/37	349,371	409,105
5.63%, 7/15/37	3,250,000	5,214,740
5.00%, 5/1/38	12,472	14,466
6.00%, 5/1/38	34,629	40,813
5.50%, 6/1/38	103,584	122,426
5.50%, 11/1/38	2,621	3,090
4.00%, 8/1/39	80,728	88,644
4.50%, 9/1/39	489,271	542,983
5.00%, 9/1/39	228,548	265,572
4.50%, 11/1/39	109,971	123,434
5.50%, 4/1/40	15,130	17,957
4.50%, 8/1/40	264,559	297,061
4.50%, 9/1/40	163,778	183,846
4.00%, 10/1/40	152,823	166,495
4.00%, 12/1/40	27,648	30,873
3.50%, 1/1/41	278,987	299,492
4.00%, 1/1/41	31,668	34,791
4.00%, 2/1/41	766,023	837,686
4.50%, 2/1/41	77,611	87,089
4.00%, 3/1/41	613,663	674,274
6.00%, 7/1/41	529,313	644,734
4.50%, 8/1/41	201,928	226,624
4.00%, 9/1/41	69,320	75,824
5.50%, 9/1/41	55,895	65,958
4.00%, 10/1/41	822,535	927,458
4.00%, 11/1/41	129,031	141,262
4.00%, 12/1/41	99,950	111,624
4.00%, 1/1/42	196,549	216,494
4.50%, 1/1/42	177,900	199,681
6.00%, 1/1/42	304,005	364,869
3.00%, 3/1/42	244,756	258,653
4.00%, 3/1/42	273,847	301,108
4.00%, 5/1/42	33,172	36,277
3.50%, 6/1/42	428,416	462,845
4.00%, 6/1/42	447,321	491,571
4.00%, 9/1/42	285,274	321,859
3.00%, 10/1/42	381,836	412,036
4.00%, 12/1/42	127,778	139,375
2.50%, 2/1/43	230,803	245,696
4.00%, 2/1/43	196,953	216,349
2.50%, 3/1/43	20,666	21,995
3.00%, 4/1/43	754,103	801,229
2.50%, 5/1/43	75,585	80,417
3.00%, 5/1/43	183,569	194,716
3.50%, 5/1/43	44,597	48,411
3.00%, 6/1/43	552,705	594,496
3.00%, 7/1/43	2,133,796	2,273,064
3.50%, 7/1/43	1,335,617	1,471,556
3.00%, 8/1/43	2,150,765	2,318,520
3.50%, 8/1/43	873,775	949,862
4.00%, 8/1/43	56,530	61,306
3.00%, 9/1/43	3,306,493	3,517,309
4.00%, 9/1/43	349,664	383,331
4.50%, 9/1/43	28,977	32,515
3.50%, 10/1/43	235,136	253,071
3.50%, 11/1/43	359,890	389,109
4.00%, 11/1/43	368,028	410,813
3.50%, 12/1/43	503,330	541,933
4.00%, 1/1/44	594,771	660,706
4.00%, 2/1/44	162,213	178,972
4.00%, 3/1/44	144,200	157,672
4.50%, 5/1/44	147,086	163,556
3.50%, 6/1/44	207,305	223,155
4.00%, 6/1/44	63,212	70,482
4.00%, 7/1/44	769,515	845,203
3.00%, 8/1/44	946,214	994,617
3.50%, 8/1/44	30,828	33,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.00%, 8/1/44	$62,974	$68,448
4.00%, 9/1/44	217,492	236,406
3.00%, 10/1/44	573,212	609,158
4.00%, 11/1/44	281,038	309,339
5.00%, 11/1/44	239,930	278,616
4.00%, 12/1/44	127,258	140,036
3.00%, 1/1/45	8,209	8,625
3.50%, 2/1/45	1,313,319	1,417,597
4.00%, 2/1/45	711,778	777,387
4.50%, 2/1/45	706,549	792,224
3.00%, 4/1/45	187,900	197,437
3.00%, 5/1/45	511,026	548,861
3.00%, 6/1/45	168,109	176,641
3.50%, 6/1/45	213,039	227,126
4.00%, 6/1/45	907,656	983,014
3.50%, 7/1/45	1,311,385	1,400,726
3.50%, 8/1/45	705,678	769,867
3.50%, 9/1/45	2,402,000	2,565,605
4.00%, 9/1/45	420,199	457,017
3.00%, 10/1/45	86,683	91,010
3.50%, 10/1/45	124,086	133,221
4.00%, 10/1/45	391,949	425,460
4.50%, 10/1/45	195,065	218,822
3.00%, 11/1/45	76,914	80,737
3.50%, 11/1/45	213,017	227,087
4.00%, 11/1/45	127,423	138,188
3.00%, 12/1/45	1,525,340	1,624,226
3.50%, 12/1/45	144,423	154,223
3.00%, 1/1/46	190,750	200,197
3.50%, 1/1/46	2,774,095	2,958,492
4.00%, 1/1/46	135,410	148,998
3.00%, 2/1/46	191,997	201,453
3.50%, 2/1/46	631,519	674,991
3.50%, 3/1/46	2,382,096	2,590,634
4.00%, 3/1/46	55,320	60,361
3.00%, 4/1/46	922,323	971,611
3.50%, 4/1/46	1,640,616	1,748,586
4.00%, 4/1/46	81,057	87,731
3.50%, 5/1/46	292,934	312,897
4.50%, 5/1/46	63,247	69,989
3.00%, 6/1/46	892,767	956,724
3.50%, 6/1/46	136,028	145,030
3.50%, 7/1/46	505,962	539,221
4.00%, 7/1/46	80,900	87,573
2.50%, 8/1/46	18,750	19,943
3.00%, 8/1/46	796,339	834,980
2.50%, 9/1/46	34,561	36,602
3.00%, 9/1/46	892,235	937,588
4.00%, 9/1/46	851,578	936,636
2.50%, 10/1/46	42,191	44,624
3.00%, 10/1/46	3,897,397	4,087,230
4.00%, 10/1/46	151,703	164,650
2.50%, 11/1/46	30,559	32,380
3.00%, 11/1/46	2,670,175	2,802,282
2.50%, 12/1/46	70,503	74,985
3.00%, 12/1/46	1,613,551	1,694,652
3.50%, 12/1/46	1,730,540	1,854,657
2.50%, 1/1/47	92,291	97,375
3.00%, 1/1/47	264,450	283,933
3.50%, 1/1/47	639,673	683,002
4.50%, 1/1/47	149,019	163,337
5.50%, 1/1/47	395,630	469,304
3.00%, 2/1/47	1,040,962	1,091,115
3.50%, 2/1/47	4,917,734	5,296,898
4.00%, 2/1/47	832,109	914,260
4.50%, 3/1/47	91,440	99,889
3.00%, 4/1/47	1,868,897	1,959,371
3.50%, 4/1/47	805,942	853,574
4.00%, 4/1/47	252,349	271,378
4.50%, 4/1/47	272,217	299,401
3.00%, 5/1/47	810,211	873,227
3.50%, 5/1/47	2,184,376	2,335,329
4.00%, 5/1/47	2,248,336	2,423,518
4.50%, 5/1/47	1,365,594	1,522,192
3.50%, 6/1/47	179,828	190,521
4.00%, 6/1/47	712,401	768,208
3.50%, 7/1/47	2,037,167	2,211,874
4.00%, 7/1/47	538,874	583,425
4.50%, 7/1/47	501,781	548,493
5.00%, 7/1/47	335,800	390,445
3.50%, 8/1/47	700,674	745,870
4.00%, 8/1/47	1,892,823	2,043,913
3.00%, 9/1/47	1,048,158	1,120,115
3.50%, 9/1/47	634,038	671,104
4.00%, 9/1/47	303,999	325,954
4.50%, 9/1/47	303,528	331,958
3.50%, 10/1/47	155,235	164,289
4.00%, 10/1/47	841,906	901,005
4.50%, 10/1/47	310,652	339,399
3.50%, 11/1/47	352,158	372,714
4.50%, 11/1/47	419,403	458,507
3.00%, 12/1/47	469,452	490,473
3.50%, 12/1/47	843,621	895,000
4.00%, 12/1/47	443,194	473,939
3.00%, 1/1/48	1,566,060	1,635,429
3.50%, 1/1/48	2,389,508	2,529,339
3.00%, 2/1/48	219,567	229,743
3.50%, 2/1/48	1,117,438	1,181,791
4.00%, 4/1/48	665,714	711,852
4.50%, 4/1/48	734,337	799,047
4.00%, 5/1/48	491,313	534,770
5.00%, 5/1/48	250,524	280,006
4.00%, 6/1/48	194,575	208,389
4.50%, 6/1/48	57,554	62,736
5.00%, 6/1/48	60,778	67,751
3.50%, 7/1/48	1,306,661	1,390,662
4.00%, 7/1/48	742,876	793,346
4.50%, 7/1/48	325,575	354,166
3.00%, 8/1/48	1,095,114	1,175,351
3.50%, 8/1/48	376,022	404,396
4.50%, 8/1/48	483,153	527,035
5.00%, 8/1/48	233,318	259,494
3.00%, 9/1/48	386,972	409,148
3.50%, 9/1/48	480,682	507,555
4.00%, 9/1/48	1,653,576	1,773,386
4.00%, 10/1/48	3,278,259	3,582,110
4.50%, 10/1/48	206,259	224,234
3.00%, 11/1/48	2,334,695	2,448,248
3.50%, 11/1/48	3,609,879	3,814,523
4.00%, 11/1/48	640,616	692,753
4.50%, 11/1/48	748,573	819,138
5.00%, 11/1/48	295,008	326,714
4.50%, 12/1/48	859,334	932,409
4.00%, 1/1/49	1,068,055	1,140,828
4.50%, 1/1/49	646,658	702,412
5.00%, 2/1/49	405,328	448,613
4.00%, 3/1/49	911,870	972,729
4.50%, 3/1/49	579,946	629,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
5.00%, 3/1/49	$30,601	$33,855
3.50%, 4/1/49	956,531	1,008,027
4.00%, 4/1/49	687,857	734,029
4.50%, 4/1/49	267,624	290,493
3.50%, 5/1/49	337,446	355,586
4.00%, 5/1/49	1,927,931	2,087,794
4.50%, 5/1/49	376,320	408,473
3.50%, 6/1/49	2,371,127	2,512,626
4.00%, 6/1/49	517,888	552,449
3.50%, 7/1/49	1,148,262	1,209,063
4.00%, 7/1/49	371,396	396,438
3.00%, 8/1/49	455,791	476,404
3.50%, 8/1/49	2,116,349	2,262,805
4.00%, 8/1/49	703,900	750,858
3.00%, 9/1/49	3,496,918	3,686,983
3.50%, 9/1/49	859,908	906,656
5.50%, 9/1/49	166,967	187,266
3.00%, 10/1/49	2,837,188	2,979,664
4.00%, 10/1/49	588,206	627,869
4.50%, 10/1/49	340,531	369,687
2.50%, 12/1/49	1,559,057	1,635,879
3.00%, 12/1/49	3,081,032	3,222,587
3.00%, 1/1/50	2,105,387	2,219,284
3.50%, 1/1/50	789,014	832,506
3.00%, 2/1/50	3,505,874	3,696,914
3.50%, 2/1/50	1,146,604	1,241,037
4.50%, 2/1/50	1,269,751	1,378,569
3.00%, 3/1/50	5,217,423	5,511,227
3.50%, 3/1/50	446,851	482,462
3.00%, 4/1/50	923,718	967,248
5.50%, 4/1/50	339,477	380,954
2.50%, 5/1/50	2,871,017	3,040,396
3.00%, 5/1/50	125,083	130,959
3.50%, 5/1/50	1,330,892	1,429,973
2.50%, 6/1/50	4,162,555	4,367,664
2.50%, 7/1/50	470,693	493,887
3.00%, 7/1/50	2,289,086	2,411,617
2.50%, 8/1/50	3,526,014	3,724,157
3.00%, 8/1/50	270,491	284,133
2.00%, 9/1/50	5,998,909	6,233,038
2.50%, 9/1/50	988,028	1,040,345
2.00%, 10/1/50	8,482,369	8,832,136

Total Federal National Mortgage Association		248,108,034

Government National Mortgage Association - 0.9%
2.50%, 3/20/43	152,402	162,308
3.00%, 1/20/47	568,822	604,903
2.50%, 2/20/47	261,403	277,977
3.00%, 2/20/47	331,623	352,481
3.00%, 9/20/47	156,954	166,170
3.50%, 10/20/47	169,582	181,735
3.50%, 1/20/48	579,129	620,462
3.00%, 3/20/48	253,408	265,000
3.50%, 3/20/48	971,802	1,035,194
3.50%, 4/20/48	403,401	431,855
3.50%, 1/20/49	42,032	44,848
4.00%, 2/20/49	238,822	254,966
3.50%, 3/20/49	417,067	441,485
4.50%, 3/20/49	100,416	108,532
4.00%, 4/20/49	369,472	393,227
3.00%, 8/20/49	247,040	257,837
5.00%, 9/20/49	77,844	85,312
4.50%, 10/20/49	387,084	418,125
3.00%, 11/20/49	866,808	904,680
5.00%, 11/20/49	38,236	41,785
3.00%, 1/20/50	120,701	125,974
3.50%, 1/20/50	377,573	398,445
5.00%, 1/20/50	70,999	77,522
3.00%, 2/20/50	678,861	708,522
3.50%, 2/20/50	81,084	85,550
3.50%, 3/20/50	163,842	172,924
3.50%, 4/20/50	24,390	25,767
4.00%, 4/20/50	98,975	105,260
5.00%, 5/20/50	23,180	25,421
3.50%, 6/20/50	386,935	411,197
4.00%, 6/20/50	292,770	312,493
3.00%, 7/20/50	197,030	206,856
3.00%, 8/20/50	247,949	260,913
2.50%, 12/1/50(a)	550,000	579,630

Total Government National Mortgage Association		10,545,356

Tennessee Valley Authority - 4.0%
4.70%, 7/15/33, Series B	3,250,000	4,449,622
5.88%, 4/1/36	4,300,000	6,620,634
6.15%, 1/15/38	100,000	161,642
5.50%, 6/15/38	2,000,000	3,053,037
5.25%, 9/15/39	7,956,000	12,037,454
3.50%, 12/15/42	4,460,000	5,607,925
4.88%, 1/15/48	1,995,000	3,037,896
5.38%, 4/1/56	2,790,000	4,730,397
4.63%, 9/15/60	2,700,000	4,216,316
4.25%, 9/15/65	3,350,000	5,042,051

Total Tennessee Valley Authority		48,956,974

Uniform Mortgage-Backed Securities - 6.4%
1.50%, 12/1/35(a)	900,000	922,957
2.00%, 12/1/35(a)	5,850,000	6,091,312
2.50%, 12/1/35(a)	8,200,000	8,527,680
3.00%, 12/1/35(a)	3,100,000	3,245,733
3.50%, 12/1/35(a)	3,250,000	3,439,170
1.50%, 1/1/36(a)	1,200,000	1,228,687
2.00%, 1/1/36(a)	1,700,000	1,767,934
1.50%, 12/1/50(a)	1,050,000	1,062,228
2.00%, 12/1/50(a)	10,275,000	10,672,409
2.50%, 12/1/50(a)	21,425,001	22,451,174
3.00%, 12/1/50(a)	125,000	130,591
4.00%, 12/1/50(a)	1,050,000	1,120,260
5.00%, 12/1/50(a)	1,350,000	1,493,807
1.50%, 1/1/51(a)	2,200,000	2,222,725
2.00%, 1/1/51(a)	9,125,000	9,460,215
2.50%, 1/1/51(a)	2,900,000	3,033,269

Total Uniform Mortgage-Backed Securities		76,870,151

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $497,057,801)		502,444,639

U.S. GOVERNMENT OBLIGATIONS - 16.3%

U.S. Treasury Bonds - 6.2%
7.25%, 8/15/22	700,000	785,148
7.13%, 2/15/23	55,000	63,469
6.25%, 8/15/23	175,000	203,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
7.50%, 11/15/24	$175,000	$225,087
0.63%, 8/15/30	1,000,000	980,781
5.38%, 2/15/31	600,000	869,461
4.38%, 2/15/38	290,000	436,880
4.50%, 5/15/38	180,000	275,625
3.50%, 2/15/39	85,000	117,058
4.25%, 5/15/39	550,000	827,449
4.50%, 8/15/39	676,000	1,048,407
4.38%, 11/15/39	525,000	805,219
4.63%, 2/15/40	675,000	1,067,317
4.38%, 5/15/40	625,000	962,891
1.13%, 8/15/40	2,800,000	2,688,000
3.88%, 8/15/40	678,000	985,537
1.38%, 11/15/40	350,000	350,766
4.25%, 11/15/40	500,000	762,168
4.75%, 2/15/41	500,000	810,273
4.38%, 5/15/41	415,000	645,114
3.75%, 8/15/41	539,000	776,623
3.13%, 11/15/41	600,000	795,961
3.13%, 2/15/42	630,000	837,777
3.00%, 5/15/42	550,000	717,643
2.75%, 8/15/42	803,000	1,009,710
2.75%, 11/15/42	1,100,000	1,382,348
3.13%, 2/15/43	1,100,000	1,464,074
2.88%, 5/15/43	1,364,000	1,748,797
3.63%, 8/15/43	1,549,000	2,218,398
3.75%, 11/15/43	1,035,000	1,510,574
3.63%, 2/15/44	1,800,000	2,584,406
3.38%, 5/15/44	1,260,000	1,747,758
3.13%, 8/15/44	1,500,000	2,005,840
3.00%, 11/15/44	1,500,000	1,968,457
2.50%, 2/15/45	1,500,000	1,813,770
3.00%, 5/15/45	1,320,000	1,736,264
2.88%, 8/15/45	1,305,000	1,683,195
3.00%, 11/15/45	1,000,000	1,319,063
2.50%, 2/15/46	1,375,000	1,666,167
2.50%, 5/15/46	1,500,000	1,818,223
2.25%, 8/15/46	1,525,000	1,765,962
2.88%, 11/15/46	1,100,000	1,425,746
3.00%, 2/15/47	1,390,000	1,843,542
3.00%, 5/15/47	1,000,000	1,328,008
2.75%, 8/15/47	1,390,000	1,768,504
2.75%, 11/15/47	1,510,000	1,923,775
3.00%, 2/15/48	1,730,000	2,304,211
3.13%, 5/15/48	1,775,000	2,418,229
3.00%, 8/15/48	1,945,000	2,597,183
3.38%, 11/15/48	1,865,000	2,659,373
3.00%, 2/15/49	2,080,000	2,785,250
2.25%, 8/15/49	2,060,000	2,395,555
2.00%, 2/15/50	2,005,000	2,213,175
1.38%, 8/15/50	2,380,000	2,266,764

Total U.S. Treasury Bonds		75,410,782

U.S. Treasury Notes - 10.1%
1.25%, 10/31/21	800,000	808,292
1.50%, 10/31/21	210,000	212,685
2.00%, 10/31/21	200,000	203,472
2.00%, 11/15/21	800,000	814,515
1.50%, 11/30/21	200,000	202,770
1.75%, 11/30/21	1,600,000	1,626,411
1.88%, 11/30/21	500,000	508,820
2.63%, 12/15/21	800,000	820,803
2.00%, 12/31/21	1,315,000	1,341,865
2.13%, 12/31/21	800,000	817,438
1.50%, 1/31/22	760,000	772,305
1.88%, 1/31/22	1,400,000	1,428,766
2.00%, 2/15/22	1,320,000	1,350,396
1.13%, 2/28/22	1,000,000	1,012,813
1.75%, 2/28/22	1,300,000	1,326,609
1.88%, 2/28/22	650,000	664,270
2.38%, 3/15/22	1,000,000	1,029,023
0.38%, 3/31/22	1,000,000	1,003,398
1.75%, 3/31/22	1,300,000	1,328,184
1.88%, 3/31/22	1,000,000	1,023,379
2.25%, 4/15/22	1,500,000	1,543,799
0.13%, 4/30/22	1,695,000	1,695,331
1.75%, 4/30/22	1,280,000	1,309,700
1.88%, 4/30/22	1,000,000	1,024,766
1.75%, 5/15/22	1,000,000	1,023,594
2.13%, 5/15/22	400,000	411,633
0.13%, 5/31/22	2,475,000	2,474,903
1.75%, 5/31/22	2,300,000	2,356,242
1.88%, 5/31/22	1,000,000	1,026,328
1.75%, 6/15/22	1,201,000	1,230,955
0.13%, 6/30/22	700,000	699,945
1.75%, 7/15/22	800,000	820,938
1.88%, 7/31/22	498,000	512,405
2.00%, 7/31/22	710,000	732,035
1.50%, 8/15/22	1,700,000	1,739,744
1.63%, 8/15/22	1,000,000	1,025,469
1.63%, 8/31/22	1,190,000	1,220,889
1.50%, 9/15/22	1,585,000	1,623,387
1.75%, 9/30/22	45,000	46,332
1.88%, 9/30/22	880,000	907,930
1.88%, 10/31/22	1,325,000	1,368,916
2.00%, 10/31/22	800,000	828,453
1.63%, 11/15/22	1,905,000	1,960,401
0.13%, 11/30/22	2,000,000	1,999,141
2.00%, 11/30/22	1,785,000	1,850,996
1.63%, 12/15/22	800,000	824,141
2.13%, 12/31/22	1,340,000	1,395,092
1.50%, 1/15/23	500,000	514,297
1.75%, 1/31/23	800,000	827,734
2.38%, 1/31/23	400,000	419,234
1.38%, 2/15/23	970,000	996,145
2.00%, 2/15/23	475,000	494,260
1.50%, 2/28/23	720,000	741,783
2.63%, 2/28/23	750,000	791,572
0.50%, 3/15/23	5,000	5,039
1.50%, 3/31/23	300,000	309,404
0.25%, 4/15/23	365,000	365,841
1.63%, 4/30/23	770,000	797,281
2.75%, 4/30/23	600,000	637,477
0.13%, 5/15/23	290,000	289,773
1.75%, 5/15/23	1,515,000	1,574,121
1.63%, 5/31/23	435,000	450,871
2.75%, 5/31/23	230,000	244,806
0.25%, 6/15/23	1,000,000	1,002,188
1.38%, 6/30/23	480,000	495,019
2.63%, 6/30/23	215,000	228,631
0.13%, 7/15/23	500,000	499,434
1.25%, 7/31/23	680,000	699,603
0.13%, 8/15/23	500,000	499,375
2.50%, 8/15/23	50,000	53,158
1.38%, 8/31/23	380,000	392,513
2.75%, 8/31/23	625,000	669,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
0.13%, 9/15/23	$400,000	$399,438
1.38%, 9/30/23	500,000	517,012
2.88%, 9/30/23	1,210,000	1,302,310
1.63%, 10/31/23	375,000	390,850
2.88%, 10/31/23	245,000	264,217
2.75%, 11/15/23	450,000	484,207
2.13%, 11/30/23	580,000	613,803
2.88%, 11/30/23	745,000	805,007
2.25%, 12/31/23	415,000	441,327
2.63%, 12/31/23	740,000	795,355
2.25%, 1/31/24	750,000	798,618
2.50%, 1/31/24	360,000	386,213
2.75%, 2/15/24	1,135,000	1,227,706
2.38%, 2/29/24	1,000,000	1,070,313
2.13%, 3/31/24	1,923,000	2,045,216
2.00%, 4/30/24	170,000	180,313
2.25%, 4/30/24	1,000,000	1,069,238
2.50%, 5/15/24	1,900,000	2,049,105
2.00%, 5/31/24	1,780,000	1,890,277
1.75%, 6/30/24	1,000,000	1,054,258
2.00%, 6/30/24	964,000	1,024,965
1.75%, 7/31/24	1,000,000	1,055,215
2.13%, 7/31/24	576,000	615,690
2.38%, 8/15/24	2,250,000	2,427,539
1.25%, 8/31/24	500,000	518,691
1.88%, 8/31/24	1,100,000	1,166,859
1.50%, 9/30/24	1,615,000	1,691,649
2.13%, 9/30/24	894,000	957,698
1.50%, 10/31/24	1,000,000	1,048,164
2.25%, 10/31/24	1,310,000	1,411,474
2.25%, 11/15/24	1,150,000	1,239,619
1.50%, 11/30/24	500,000	524,453
1.75%, 12/31/24	525,000	556,356
2.25%, 12/31/24	972,000	1,049,836
1.38%, 1/31/25	1,104,000	1,153,637
2.50%, 1/31/25	750,000	818,877
2.00%, 2/15/25	1,000,000	1,071,562
7.63%, 2/15/25	500,000	653,809
1.13%, 2/28/25	250,000	258,760
2.75%, 2/28/25	622,000	686,557
0.50%, 3/31/25	175,000	176,490
2.63%, 3/31/25	702,000	772,200
0.38%, 4/30/25	458,000	459,324
2.13%, 5/15/25	375,000	405,073
0.25%, 5/31/25	670,000	668,063
2.88%, 5/31/25	500,000	557,129
0.25%, 6/30/25	250,000	249,121
2.75%, 6/30/25	311,000	345,313
0.25%, 7/31/25	400,000	398,500
0.25%, 8/31/25	250,000	248,975
0.25%, 9/30/25	972,000	967,520
0.25%, 10/31/25	1,000,000	995,078
2.25%, 11/15/25	85,000	92,882
1.63%, 2/15/26	300,000	319,160
1.63%, 5/15/26	20,000	21,300
1.50%, 8/15/26	24,000	25,416
1.38%, 8/31/26	175,000	184,105
0.88%, 11/15/30	1,000,000	1,003,359
1.13%, 5/15/40	2,650,000	2,551,246
2.88%, 5/15/49	2,250,000	2,948,730
2.38%, 11/15/49	1,900,000	2,267,531
1.25%, 5/15/50	2,658,000	2,453,043

Total U.S. Treasury Notes		121,774,130

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $193,118,153)		197,184,912

U.S. CORPORATE BONDS - 26.0%

United States - 26.0%
3M Co.
2.25%, 9/19/26(b)	130,000	140,278
2.88%, 10/15/27	330,000	367,168
Abbott Laboratories
3.75%, 11/30/26	251,000	292,795
AbbVie, Inc.
3.45%, 3/15/22	145,000	149,833
3.25%, 10/1/22	20,000	20,874
3.20%, 11/6/22	50,000	52,405
3.85%, 6/15/24	72,000	79,329
2.60%, 11/21/24	300,000	321,302
3.80%, 3/15/25	346,000	386,895
3.60%, 5/14/25	105,000	116,892
3.20%, 5/14/26	252,000	280,874
3.20%, 11/21/29	1,364,000	1,548,256
4.55%, 3/15/35	625,000	794,236
4.50%, 5/14/35	184,000	234,229
4.30%, 5/14/36	71,000	88,038
4.05%, 11/21/39	250,000	304,605
4.85%, 6/15/44	25,000	33,094
4.75%, 3/15/45	140,000	184,617
4.25%, 11/21/49	750,000	950,931
Activision Blizzard, Inc.
3.40%, 9/15/26	189,000	214,371
1.35%, 9/15/30	350,000	346,648
Adobe, Inc.
2.15%, 2/1/27	75,000	80,649
Adventist Health System/West
2.95%, 3/1/29	50,000	52,741
Advocate Health & Hospitals Corp.
4.27%, 8/15/48	490,000	630,050
AEP Texas, Inc.
3.95%, 6/1/28	100,000	116,861
Aetna, Inc.
6.63%, 6/15/36	75,000	110,978
4.75%, 3/15/44	500,000	645,242
Agilent Technologies, Inc.
3.88%, 7/15/23	52,000	56,256
2.75%, 9/15/29	33,000	36,118
Air Lease Corp.
2.75%, 1/15/23	25,000	25,789
3.00%, 9/15/23	45,000	46,702
4.25%, 2/1/24	104,000	111,638
4.25%, 9/15/24	201,000	217,219
3.25%, 3/1/25	110,000	115,548
3.75%, 6/1/26	150,000	161,756
3.63%, 4/1/27	201,000	211,651
3.63%, 12/1/27	120,000	126,726
4.63%, 10/1/28	75,000	83,616
Aircastle Ltd.
5.50%, 2/15/22	60,000	61,894
4.40%, 9/25/23	107,000	110,009
4.13%, 5/1/24	165,000	170,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	$95,000	$109,808
3.38%, 8/15/31	675,000	770,561
Allstate Corp. (The)
3.28%, 12/15/26	108,000	123,538
Ally Financial, Inc.
8.00%, 11/1/31	81,000	116,352
Alphabet, Inc.
2.05%, 8/15/50	500,000	486,322
2.25%, 8/15/60	210,000	208,269
Altria Group, Inc.
3.49%, 2/14/22	50,000	51,933
4.00%, 1/31/24	177,000	194,833
4.40%, 2/14/26	200,000	231,822
2.63%, 9/16/26	237,000	255,448
4.80%, 2/14/29	377,000	451,911
3.40%, 5/6/30	600,000	667,541
5.80%, 2/14/39	150,000	198,684
5.38%, 1/31/44	7,000	9,130
3.88%, 9/16/46	32,000	34,526
5.95%, 2/14/49	72,000	102,875
4.45%, 5/6/50	250,000	295,760
Amazon.com, Inc.
5.20%, 12/3/25	64,000	77,640
3.15%, 8/22/27	276,000	314,153
Ameren Corp.
3.65%, 2/15/26	50,000	56,335
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	73,546	63,543
American Campus Communities Operating Partnership, L.P.
3.63%, 11/15/27	61,000	66,707
2.85%, 2/1/30	244,000	251,919
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	50,000	59,818
American Express Co.
3.13%, 5/20/26	68,000	76,062
American Express Credit Corp.
3.30%, 5/3/27	225,000	255,457
American Homes 4 Rent L.P.
4.25%, 2/15/28	230,000	264,396
American Honda Finance Corp.
3.50%, 2/15/28	65,000	74,750
American International Group, Inc.
4.13%, 2/15/24	14,000	15,603
3.75%, 7/10/25	30,000	33,709
3.90%, 4/1/26	113,000	129,152
4.20%, 4/1/28	518,000	617,587
3.88%, 1/15/35	708,000	854,378
4.38%, 6/30/50	250,000	326,158
American Tower Corp.
3.50%, 1/31/23	60,000	63,879
3.00%, 6/15/23	16,000	17,015
5.00%, 2/15/24	43,000	48,791
4.40%, 2/15/26	242,000	279,962
3.38%, 10/15/26	150,000	168,289
3.13%, 1/15/27	145,000	159,639
3.55%, 7/15/27	140,000	158,335
3.80%, 8/15/29	274,000	317,358
2.90%, 1/15/30	415,000	453,389
American Water Capital Corp.
3.85%, 3/1/24	63,000	68,796
3.40%, 3/1/25	40,000	44,244
2.95%, 9/1/27	232,000	256,610
3.75%, 9/1/28	724,000	847,032
4.30%, 9/1/45	165,000	215,492
4.00%, 12/1/46	13,000	16,370
3.75%, 9/1/47	25,000	30,757
4.20%, 9/1/48	30,000	39,908
Ameriprise Financial, Inc.
2.88%, 9/15/26	170,000	187,585
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	85,778
Amgen, Inc.
3.88%, 11/15/21	115,171	117,781
2.65%, 5/11/22	25,000	25,788
2.25%, 8/19/23(b)	56,000	58,737
3.63%, 5/22/24	59,000	64,617
3.13%, 5/1/25	145,000	159,084
2.20%, 2/21/27	250,000	265,524
3.20%, 11/2/27	301,000	338,720
2.45%, 2/21/30	417,000	448,153
3.15%, 2/21/40	500,000	543,550
4.40%, 5/1/45	69,000	87,962
3.38%, 2/21/50	250,000	278,995
4.66%, 6/15/51	250,000	338,940
Amphenol Corp.
3.20%, 4/1/24	207,000	223,484
2.80%, 2/15/30	30,000	32,767
Analog Devices, Inc.
2.88%, 6/1/23	28,000	29,489
3.13%, 12/5/23	57,000	61,320
3.50%, 12/5/26	466,000	529,416
Anthem, Inc.
3.13%, 5/15/22	80,000	83,193
3.50%, 8/15/24	40,000	43,854
3.65%, 12/1/27	542,000	622,499
2.25%, 5/15/30	500,000	526,152
5.10%, 1/15/44	190,000	269,940
3.13%, 5/15/50	250,000	276,151
Aon Corp.
4.50%, 12/15/28	549,000	663,313
Aon PLC
3.50%, 6/14/24	10,000	10,936
3.88%, 12/15/25	100,000	114,260
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	111,599
Apple, Inc.
4.50%, 2/23/36	113,000	153,793
3.85%, 5/4/43	130,000	167,637
4.45%, 5/6/44	183,000	252,882
3.45%, 2/9/45	290,000	357,010
4.38%, 5/13/45	490,000	681,374
4.65%, 2/23/46	345,000	498,752
3.85%, 8/4/46	300,000	388,401
4.25%, 2/9/47	200,000	275,852
3.75%, 9/12/47	298,000	380,607
3.75%, 11/13/47	205,000	262,247
2.95%, 9/11/49	227,000	259,710
2.65%, 5/11/50	180,000	194,038
2.40%, 8/20/50(b)	100,000	103,771
Aptiv Corp.
4.15%, 3/15/24	25,000	27,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Aptiv PLC
4.35%, 3/15/29	$75,000	$85,160
4.40%, 10/1/46	20,000	20,935
5.40%, 3/15/49	125,000	152,820
Arch Capital Finance LLC
4.01%, 12/15/26	305,000	355,039
Arch Capital Group US, Inc.
5.14%, 11/1/43	50,000	66,114
Archer-Daniels-Midland Co.
2.50%, 8/11/26	310,000	337,128
Ares Capital Corp.
3.50%, 2/10/23	137,000	143,011
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	239,516
Ascension Health
4.85%, 11/15/53	146,000	220,434
Assurant, Inc.
4.00%, 3/15/23	25,000	26,626
4.90%, 3/27/28	25,000	28,067
AT&T, Inc.
2.63%, 12/1/22	10,000	10,388
3.60%, 7/15/25	165,000	185,126
4.13%, 2/17/26	570,000	661,035
3.80%, 2/15/27	315,000	361,081
4.25%, 3/1/27	459,000	538,870
2.30%, 6/1/27	500,000	531,948
4.10%, 2/15/28	409,000	481,665
4.35%, 3/1/29	500,000	597,828
4.30%, 2/15/30	430,000	515,505
2.25%, 2/1/32	490,000	495,541
4.50%, 5/15/35	314,000	380,854
5.25%, 3/1/37	81,000	105,259
4.85%, 3/1/39	130,000	163,025
3.50%, 6/1/41	500,000	544,553
4.90%, 6/15/42	79,000	98,101
4.30%, 12/15/42	350,000	411,019
3.10%, 2/1/43	300,000	309,575
4.80%, 6/15/44	59,000	74,221
5.15%, 11/15/46	70,000	90,768
4.55%, 3/9/49	79,000	94,861
5.15%, 2/15/50	70,000	90,106
3.30%, 2/1/52	250,000	249,968
3.50%, 9/15/53(c)	500,000	512,576
3.55%, 9/15/55(c)	528,000	543,893
3.65%, 9/15/59(c)	609,000	620,319
3.50%, 2/1/61	600,000	610,702
Athene Holding Ltd.
4.13%, 1/12/28	403,000	446,973
Autodesk, Inc.
4.38%, 6/15/25	25,000	28,418
3.50%, 6/15/27	165,000	187,421
AutoNation, Inc.
3.80%, 11/15/27	115,000	125,288
AutoZone, Inc.
2.88%, 1/15/23	33,000	34,374
3.13%, 7/15/23	50,000	53,023
3.25%, 4/15/25	73,000	79,638
3.75%, 6/1/27	313,000	359,864
3.75%, 4/18/29	175,000	201,813
AvalonBay Communities, Inc.
2.90%, 10/15/26	50,000	55,287
3.35%, 5/15/27	119,000	133,298
3.20%, 1/15/28	75,000	83,290
3.30%, 6/1/29	320,000	361,362
Avangrid, Inc.
3.15%, 12/1/24	50,000	54,504
3.80%, 6/1/29	150,000	173,701
Avery Dennison Corp.
4.88%, 12/6/28	56,000	69,427
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	246,367
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	27,752
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	50,000	55,153
3.14%, 11/7/29	75,000	81,491
Baltimore Gas & Electric Co.
2.40%, 8/15/26	90,000	97,115
Bank of America Corp.
3.95%, 4/21/25, Series L	148,000	166,109
4.45%, 3/3/26	50,000	58,422
4.25%, 10/22/26	50,000	58,444
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(d)	150,000	168,556
3.25%, 10/21/27	167,000	185,766
4.18%, 11/25/27, Series L	859,000	993,793
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	114,308
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	350,000	399,756
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	331,000	375,141
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	145,000	163,385
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	250,000	291,204
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	296,000	352,399
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	311,000	365,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	$852,000	$899,740
6.11%, 1/29/37	152,000	223,790
BankUnited, Inc.
4.88%, 11/17/25	10,000	11,475
Baxalta, Inc.
4.00%, 6/23/25	158,000	178,486
5.25%, 6/23/45	60,000	84,430
Baxter International, Inc.
2.60%, 8/15/26	49,000	53,428
3.95%, 4/1/30(c)	350,000	419,730
BBVA USA
2.50%, 8/27/24	250,000	265,912
Becton Dickinson and Co.
3.36%, 6/6/24	435,000	470,728
3.73%, 12/15/24	70,000	77,357
3.70%, 6/6/27	298,000	342,411
4.69%, 12/15/44	48,000	62,308
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	170,000	193,159
Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	81,000	126,624
4.40%, 5/15/42	102,000	137,387
4.30%, 5/15/43	115,000	152,656
4.20%, 8/15/48	234,000	314,703
4.25%, 1/15/49	449,000	609,401
2.85%, 10/15/50	305,000	334,740
Berkshire Hathaway, Inc.
4.50%, 2/11/43	192,000	265,830
Best Buy Co., Inc.
4.45%, 10/1/28	60,000	71,820
BGC Partners, Inc.
5.38%, 7/24/23	50,000	53,719
Biogen, Inc.
2.25%, 5/1/30	300,000	311,448
5.20%, 9/15/45	47,000	62,908
3.15%, 5/1/50	300,000	302,556
Black Hills Corp.
4.25%, 11/30/23	26,000	28,464
4.35%, 5/1/33	180,000	216,243
Block Financial LLC
5.25%, 10/1/25	22,000	25,191
Boardwalk Pipelines L.P.
3.38%, 2/1/23	50,000	51,546
4.95%, 12/15/24	139,000	153,265
4.45%, 7/15/27	100,000	109,773
Boeing Co. (The)
4.88%, 5/1/25	360,000	401,976
2.60%, 10/30/25	25,000	25,647
2.25%, 6/15/26	50,000	50,282
2.80%, 3/1/27	285,000	288,368
5.15%, 5/1/30	750,000	885,943
3.63%, 2/1/31	350,000	372,794
3.60%, 5/1/34	275,000	278,731
5.71%, 5/1/40	700,000	887,792
5.93%, 5/1/60	842,000	1,142,907
Booking Holdings, Inc.
3.60%, 6/1/26	40,000	45,097
3.55%, 3/15/28	90,000	102,193
BorgWarner, Inc.
4.38%, 3/15/45	111,000	128,442
Boston Properties L.P.
3.13%, 9/1/23	23,000	24,419
3.80%, 2/1/24	50,000	54,411
3.20%, 1/15/25	8,000	8,684
3.65%, 2/1/26	77,000	86,795
2.75%, 10/1/26	65,000	70,055
4.50%, 12/1/28	450,000	537,458
2.90%, 3/15/30	77,000	81,781
Boston Scientific Corp.
3.45%, 3/1/24	225,000	244,001
3.85%, 5/15/25	153,000	173,551
3.75%, 3/1/26	170,000	193,153
7.00%, 11/15/35	165,000	245,218
7.38%, 1/15/40	2,000	3,187
BP Capital Markets America, Inc.
3.12%, 5/4/26	74,000	81,907
3.02%, 1/16/27	142,000	155,745
3.59%, 4/14/27	159,000	179,738
4.23%, 11/6/28	100,000	119,341
Brandywine Operating Partnership L.P.
4.55%, 10/1/29	290,000	315,943
Brighthouse Financial, Inc.
3.70%, 6/22/27	254,000	276,605
Bristol-Myers Squibb Co.
3.90%, 2/20/28	357,000	423,492
3.40%, 7/26/29	363,000	424,560
1.45%, 11/13/30	110,000	110,574
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	116,000	121,673
3.65%, 6/15/24	150,000	160,165
4.13%, 6/15/26	30,000	33,351
Broadcom Corp.
3.00%, 1/15/22	73,000	74,870
3.63%, 1/15/24	47,000	50,701
3.88%, 1/15/27	680,000	764,157
3.50%, 1/15/28	742,000	818,097
Broadcom, Inc.
3.15%, 11/15/25	335,000	364,420
3.46%, 9/15/26	144,000	159,364
4.75%, 4/15/29	500,000	595,136
4.15%, 11/15/30	832,000	968,216
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	151,000	169,991
2.90%, 12/1/29	275,000	301,371
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	22,334
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	341,000	374,741
3.75%, 9/25/27	67,000	74,793
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	40,000	45,551
CA, Inc.
4.70%, 3/15/27	55,000	61,707
California Institute of Technology
4.32%, 8/1/45	70,000	92,786
3.65%, 9/1/2119	50,000	54,117
Campbell Soup Co.
3.30%, 3/19/25	20,000	21,952
2.38%, 4/24/30	250,000	262,957
4.80%, 3/15/48	68,000	90,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Capital One Financial Corp.
3.20%, 1/30/23	$130,000	$137,545
3.50%, 6/15/23	32,000	34,345
3.30%, 10/30/24	70,000	76,110
3.20%, 2/5/25	20,000	21,791
4.20%, 10/29/25	254,000	288,554
3.75%, 3/9/27	257,000	292,970
3.80%, 1/31/28	349,000	401,342
Cardinal Health, Inc.
3.08%, 6/15/24	109,000	117,255
3.50%, 11/15/24	144,000	158,095
3.41%, 6/15/27	184,000	207,357
4.50%, 11/15/44	52,000	60,713
4.37%, 6/15/47	105,000	123,225
Carlisle Cos., Inc.
3.50%, 12/1/24	105,000	115,348
3.75%, 12/1/27	25,000	28,399
Carrier Global Corp.
2.70%, 2/15/31(c)	550,000	588,324
3.38%, 4/5/40(c)	300,000	331,403
3.58%, 4/5/50(c)	250,000	283,440
Caterpillar Financial Services Corp.
2.40%, 8/9/26	90,000	97,987
CBRE Services, Inc.
4.88%, 3/1/26	153,000	179,528
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	97,152
3.00%, 2/1/27, Series AA	100,000	109,977
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	16,067
4.00%, 4/1/28	290,000	340,770
CenterPoint Energy, Inc.
4.25%, 11/1/28	190,000	226,013
Charles Schwab Corp. (The)
3.20%, 1/25/28	100,000	113,436
3.25%, 5/22/29	200,000	229,471
Charter Communications Operating LLC
4.46%, 7/23/22	30,000	31,727
4.91%, 7/23/25	216,000	250,251
4.20%, 3/15/28	150,000	172,585
5.05%, 3/30/29	100,000	121,147
2.80%, 4/1/31	220,000	233,305
6.38%, 10/23/35	555,000	775,501
5.38%, 5/1/47	374,000	475,164
5.75%, 4/1/48	92,000	121,834
4.80%, 3/1/50	500,000	599,050
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	500,000	580,945
3.70%, 11/15/29	25,000	27,434
Chevron Corp.
3.08%, 5/11/50	250,000	279,641
Chubb INA Holdings, Inc.
3.35%, 5/3/26	130,000	147,015
Church & Dwight Co., Inc.
3.15%, 8/1/27	90,000	99,073
Cigna Corp.
3.00%, 7/15/23	30,000	31,829
4.13%, 11/15/25	140,000	161,170
4.50%, 2/25/26	110,000	129,237
3.40%, 3/1/27	120,000	135,065
3.05%, 10/15/27	518,000	577,440
4.38%, 10/15/28	774,000	932,294
4.80%, 8/15/38	162,000	211,508
3.20%, 3/15/40	250,000	278,171
6.13%, 11/15/41	21,000	31,056
4.80%, 7/15/46	125,000	166,874
3.88%, 10/15/47	146,000	175,644
Cimarex Energy Co.
4.38%, 6/1/24	63,000	68,079
3.90%, 5/15/27	345,000	378,164
Cintas Corp. No. 2
3.70%, 4/1/27	35,000	40,326
Cisco Systems, Inc.
2.95%, 2/28/26	91,000	101,443
2.50%, 9/20/26	40,000	44,034
Citigroup, Inc.
4.05%, 7/30/22	22,000	23,300
3.50%, 5/15/23	28,000	29,985
4.00%, 8/5/24	25,000	27,751
3.88%, 3/26/25	117,000	130,575
4.40%, 6/10/25	77,000	88,221
5.50%, 9/13/25	270,000	325,273
4.60%, 3/9/26	25,000	29,223
3.40%, 5/1/26	20,000	22,374
3.20%, 10/21/26	44,000	48,909
4.45%, 9/29/27	725,000	851,153
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	170,000	194,054
6.63%, 1/15/28	100,000	131,174
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	297,000	337,086
4.13%, 7/25/28	329,000	384,061
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	307,000	346,984
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	265,000	309,088
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	329,000	385,026
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	150,000	164,228
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	382,000	411,506
6.00%, 10/31/33	50,000	69,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
6.68%, 9/13/43	$108,000	$175,527
4.75%, 5/18/46	250,000	336,257
Citizens Financial Group, Inc.
2.85%, 7/27/26	259,000	286,978
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	28,707
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	68,892
Clorox Co. (The)
3.10%, 10/1/27	325,000	368,023
CME Group, Inc.
5.30%, 9/15/43	86,000	129,705
CMS Energy Corp.
3.00%, 5/15/26	100,000	110,323
3.45%, 8/15/27	257,000	290,047
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	72,000	79,309
CNA Financial Corp.
2.05%, 8/15/30(b)	250,000	256,817
CNOOC Finance 2015 USA LLC
3.50%, 5/5/25	200,000	216,535
4.38%, 5/2/28	340,000	395,188
Coca-Cola Co. (The)
2.25%, 9/1/26	42,000	45,704
2.90%, 5/25/27	150,000	167,286
2.13%, 9/6/29	145,000	155,489
Colgate-Palmolive Co.
3.70%, 8/1/47	100,000	132,506
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	157,902
Comcast Corp.
3.15%, 3/1/26	51,000	56,900
2.35%, 1/15/27	640,000	689,057
3.30%, 2/1/27	175,000	197,685
3.15%, 2/15/28	240,000	270,677
CommonSpirit Health
4.35%, 11/1/42	320,000	372,343
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	31,211
4.85%, 11/1/28	497,000	619,055
8.25%, 9/15/30	285,000	428,621
Concho Resources, Inc.
3.75%, 10/1/27	100,000	113,814
4.30%, 8/15/28	132,000	157,096
4.88%, 10/1/47	190,000	253,726
4.85%, 8/15/48	40,000	53,898
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	111,778
ConocoPhillips Co.
4.95%, 3/15/26	296,000	355,747
6.95%, 4/15/29	50,000	69,763
Constellation Brands, Inc.
4.75%, 11/15/24	95,000	109,464
4.40%, 11/15/25	142,000	165,313
3.70%, 12/6/26	340,000	390,213
3.50%, 5/9/27	162,000	183,689
2.88%, 5/1/30	250,000	274,659
4.10%, 2/15/48	65,000	79,871
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	10,751	10,610
Corning, Inc.
2.90%, 5/15/22	9,000	9,268
5.45%, 11/15/79	250,000	344,327
Costco Wholesale Corp.
3.00%, 5/18/27	80,000	90,373
Crown Castle International Corp.
3.20%, 9/1/24	20,000	21,675
4.45%, 2/15/26	100,000	115,380
3.70%, 6/15/26	80,000	89,963
4.00%, 3/1/27	220,000	251,578
3.65%, 9/1/27	144,000	162,896
3.80%, 2/15/28	100,000	114,163
4.30%, 2/15/29	250,000	295,981
3.10%, 11/15/29	102,000	111,816
4.75%, 5/15/47	95,000	120,882
5.20%, 2/15/49	50,000	68,138
CSX Corp.
3.40%, 8/1/24	25,000	27,393
3.35%, 11/1/25	44,000	49,290
3.25%, 6/1/27	374,000	422,924
3.80%, 3/1/28	212,000	248,297
6.00%, 10/1/36	250,000	371,602
3.80%, 11/1/46	87,000	106,666
4.30%, 3/1/48	60,000	79,363
3.80%, 4/15/50	250,000	318,187
3.95%, 5/1/50	15,000	19,326
4.25%, 11/1/66	120,000	160,690
CubeSmart L.P.
3.13%, 9/1/26	35,000	38,315
4.38%, 2/15/29	25,000	29,405
CVS Health Corp.
3.50%, 7/20/22	26,000	27,184
4.75%, 12/1/22	18,000	19,365
4.10%, 3/25/25	250,000	283,339
3.88%, 7/20/25	327,000	369,239
2.88%, 6/1/26	181,000	198,260
4.30%, 3/25/28	1,547,000	1,818,884
3.25%, 8/15/29	572,000	637,918
4.88%, 7/20/35	453,000	585,650
4.78%, 3/25/38	136,000	172,769
2.70%, 8/21/40	250,000	253,058
5.05%, 3/25/48	500,000	675,579
4.25%, 4/1/50	400,000	503,746
Danaher Corp.
2.60%, 10/1/50	250,000	263,536
Dayton Power & Light Co. (The)
3.95%, 6/15/49	200,000	224,842
Dell International LLC
5.45%, 6/15/23(c)	33,000	36,443
4.00%, 7/15/24(c)	35,000	38,519
6.02%, 6/15/26(c)	390,000	473,866
5.30%, 10/1/29(c)	370,000	447,592
8.10%, 7/15/36(c)	530,000	762,869
8.35%, 7/15/46(c)	69,000	100,985
Devon Energy Corp.
4.75%, 5/15/42	350,000	381,028
5.00%, 6/15/45	61,000	68,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
DH Europe Finance II Sarl
3.25%, 11/15/39	$250,000	$290,193
3.40%, 11/15/49	50,000	60,072
Digital Realty Trust L.P.
2.75%, 2/1/23	25,000	26,145
3.70%, 8/15/27	288,000	331,210
4.45%, 7/15/28	152,000	182,692
3.60%, 7/1/29	100,000	114,791
Dignity Health
5.27%, 11/1/64	10,000	12,747
Discover Bank
4.68%, 8/9/28, (4.682% fixed rate until 8/9/23; 5-year U.S. dollar Swap Rate + 1.73% thereafter)(d)	200,000	212,293
4.65%, 9/13/28	250,000	298,309
Discover Financial Services
3.95%, 11/6/24	71,000	78,687
3.75%, 3/4/25	210,000	230,825
Discovery Communications LLC
4.90%, 3/11/26	421,000	493,789
3.95%, 3/20/28	85,000	97,349
5.00%, 9/20/37	250,000	316,875
4.00%, 9/15/55(c)	456,000	508,118
Dollar General Corp.
3.88%, 4/15/27	362,000	419,136
3.50%, 4/3/30	275,000	317,566
Dollar Tree, Inc.
3.70%, 5/15/23	27,000	28,961
4.00%, 5/15/25	41,000	46,309
Dominion Energy, Inc.
3.07%, 8/15/24(d)	218,000	235,984
3.90%, 10/1/25	145,000	164,798
4.25%, 6/1/28	75,000	89,332
3.38%, 4/1/30, Series C	350,000	400,980
5.25%, 8/1/33, Series F	45,000	58,020
7.00%, 6/15/38	25,000	38,604
4.60%, 3/15/49, Series A	56,000	76,194
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(d)	6,000	6,602
Dow Chemical Co. (The)
3.50%, 10/1/24	26,000	28,474
4.80%, 11/30/28	157,000	193,291
7.38%, 11/1/29	446,000	637,473
4.25%, 10/1/34	70,000	84,352
5.25%, 11/15/41	55,000	72,138
4.63%, 10/1/44	80,000	99,184
5.55%, 11/30/48	250,000	359,754
DTE Energy Co.
3.70%, 8/1/23, Series D	106,000	114,698
3.50%, 6/1/24, Series C	176,000	191,119
2.53%, 10/1/24, Series C	72,000	76,732
Duke Energy Carolinas LLC
2.95%, 12/1/26	20,000	22,440
3.95%, 11/15/28	454,000	544,854
Duke Energy Corp.
3.05%, 8/15/22	130,000	134,846
3.95%, 10/15/23	125,000	136,209
3.75%, 4/15/24	112,000	123,057
2.65%, 9/1/26	137,000	149,323
3.15%, 8/15/27	185,000	206,729
3.40%, 6/15/29	42,000	47,814
4.80%, 12/15/45	35,000	47,853
3.95%, 8/15/47	250,000	311,800
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	61,930
Duke Energy Progress LLC
3.70%, 9/1/28	50,000	58,563
3.45%, 3/15/29	54,000	62,620
Duke Realty L.P.
3.75%, 12/1/24	80,000	88,458
3.25%, 6/30/26	41,000	45,585
4.00%, 9/15/28	60,000	70,635
Duke University
2.68%, 10/1/44, Series 2020	350,000	372,112
Duke University Health System, Inc.
3.92%, 6/1/47, Series 2017	130,000	160,599
DuPont de Nemours, Inc.
4.21%, 11/15/23	25,000	27,551
4.49%, 11/15/25	179,000	209,297
4.73%, 11/15/28	572,000	705,410
5.32%, 11/15/38	250,000	341,851
DXC Technology Co.
4.25%, 4/15/24	73,000	78,741
4.75%, 4/15/27	247,000	278,663
E*TRADE Financial Corp.
3.80%, 8/24/27	100,000	114,713
Eagle Materials, Inc.
4.50%, 8/1/26	100,000	103,812
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	120,000	132,325
3.00%, 11/15/29, Series B(b)	250,000	276,478
Eastman Chemical Co.
3.60%, 8/15/22	50,000	52,203
3.80%, 3/15/25	88,000	97,193
4.50%, 12/1/28	40,000	47,871
Eaton Corp.
3.10%, 9/15/27	326,000	364,719
Eaton Vance Corp.
3.50%, 4/6/27	118,000	132,946
eBay, Inc.
3.80%, 3/9/22	27,000	28,041
2.75%, 1/30/23	30,000	31,364
3.45%, 8/1/24(b)	37,000	40,398
3.60%, 6/5/27	275,000	311,403
Ecolab, Inc.
2.70%, 11/1/26	150,000	166,947
3.25%, 12/1/27	25,000	28,374
4.80%, 3/24/30	286,000	366,301
Edison International
4.13%, 3/15/28	45,000	49,319
Eli Lilly & Co.
3.38%, 3/15/29	187,000	217,791
Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	78,464
4.40%, 3/15/27	35,000	33,958
4.95%, 5/15/28	170,000	167,759
4.15%, 9/15/29	100,000	93,112
5.00%, 5/15/44	60,000	52,313
Enbridge Energy Partners L.P.
5.88%, 10/15/25	25,000	30,208
Energy Transfer Operating L.P.
4.75%, 1/15/26	131,000	145,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
5.50%, 6/1/27	$100,000	$115,361
5.25%, 4/15/29	100,000	113,407
3.75%, 5/15/30	100,000	103,632
6.63%, 10/15/36	100,000	118,061
5.80%, 6/15/38, Series 20Y	250,000	275,706
7.50%, 7/1/38	50,000	62,162
5.30%, 4/15/47	25,000	26,701
6.25%, 4/15/49	300,000	350,401
5.00%, 5/15/50	180,000	189,891
Energy Transfer Partners L.P.
5.00%, 10/1/22	25,000	26,491
Entergy Corp.
2.95%, 9/1/26	319,000	352,609
2.80%, 6/15/30	250,000	272,435
Enterprise Products Operating LLC
3.35%, 3/15/23	45,000	47,660
3.90%, 2/15/24	65,000	71,330
3.75%, 2/15/25	18,000	20,078
4.15%, 10/16/28	550,000	650,874
3.13%, 7/31/29	152,000	168,996
6.65%, 10/15/34, Series H	375,000	524,462
4.85%, 3/15/44	250,000	307,008
4.25%, 2/15/48	285,000	334,400
4.95%, 10/15/54	175,000	217,314
3.95%, 1/31/60	250,000	272,231
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	118,000	116,601
EOG Resources, Inc.
4.15%, 1/15/26	100,000	115,792
Equinix, Inc.
3.20%, 11/18/29	500,000	553,146
2.95%, 9/15/51	250,000	259,249
Equitable Holdings, Inc.
4.35%, 4/20/28	529,000	626,246
ERP Operating L.P.
3.25%, 8/1/27	88,000	97,944
3.50%, 3/1/28	112,000	127,075
4.15%, 12/1/28	153,000	182,096
Essential Utilities, Inc.
3.57%, 5/1/29	362,000	412,112
Essex Portfolio L.P.
3.25%, 5/1/23	50,000	52,608
3.50%, 4/1/25	80,000	88,580
4.00%, 3/1/29	100,000	116,319
3.00%, 1/15/30	175,000	190,786
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/27	60,000	67,480
Eversource Energy
2.75%, 3/15/22, Series K	82,000	84,305
2.90%, 10/1/24, Series L	126,000	136,174
Exelon Corp.
3.50%, 6/1/22	100,000	104,274
3.95%, 6/15/25	215,000	243,663
3.40%, 4/15/26	75,000	84,272
4.95%, 6/15/35	20,000	25,493
Exelon Generation Co. LLC
6.25%, 10/1/39	395,000	466,978
5.60%, 6/15/42	97,000	109,266
Expedia Group, Inc.
4.50%, 8/15/24(b)	30,000	32,391
5.00%, 2/15/26	590,000	640,662
3.25%, 2/15/30	150,000	152,375
Exxon Mobil Corp.
2.61%, 10/15/30	750,000	820,507
3.00%, 8/16/39	75,000	80,830
4.23%, 3/19/40	300,000	371,818
3.57%, 3/6/45	227,000	259,833
4.11%, 3/1/46	150,000	184,451
3.10%, 8/16/49	152,000	161,840
4.33%, 3/19/50	250,000	324,088
3.45%, 4/15/51	100,000	114,337
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	76,071
FedEx Corp.
4.00%, 1/15/24	20,000	22,130
3.80%, 5/15/25(b)	95,000	107,399
3.25%, 4/1/26	131,000	146,860
3.30%, 3/15/27	79,000	88,845
3.40%, 2/15/28	100,000	114,666
3.10%, 8/5/29	277,000	310,880
4.25%, 5/15/30	250,000	304,285
4.40%, 1/15/47	170,000	214,812
4.05%, 2/15/48	100,000	121,534
5.25%, 5/15/50	250,000	357,034
Fidelity National Financial, Inc.
4.50%, 8/15/28	220,000	255,883
Fidelity National Information Services, Inc.
3.00%, 8/15/26	70,000	77,980
4.25%, 5/15/28, Series 10Y	72,000	85,817
3.75%, 5/21/29	141,000	164,296
Fifth Third Bancorp
4.30%, 1/16/24	125,000	138,061
8.25%, 3/1/38	250,000	423,137
Fiserv, Inc.
4.20%, 10/1/28	337,000	401,542
2.65%, 6/1/30	250,000	271,801
4.40%, 7/1/49	1,046,000	1,392,629
Flex Ltd.
4.88%, 6/15/29	100,000	117,412
FLIR Systems, Inc.
2.50%, 8/1/30(b)	200,000	209,849
Florida Power & Light Co.
5.63%, 4/1/34	350,000	507,417
4.13%, 2/1/42	277,000	355,631
4.05%, 6/1/42	360,000	457,912
3.80%, 12/15/42	33,000	40,949
3.70%, 12/1/47	95,000	118,817
3.95%, 3/1/48	235,000	311,581
4.13%, 6/1/48	125,000	167,728
3.99%, 3/1/49	198,000	259,782
3.15%, 10/1/49	100,000	117,752
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	8,783
FMC Corp.
3.45%, 10/1/29	60,000	67,893
4.50%, 10/1/49	177,000	225,993
Fortive Corp.
3.15%, 6/15/26	200,000	221,582
Fox Corp.
3.67%, 1/25/22	50,000	51,886
4.03%, 1/25/24	145,000	160,162
4.71%, 1/25/29	283,000	342,881
5.48%, 1/25/39	200,000	278,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
GATX Corp.
3.25%, 3/30/25	$70,000	$76,041
3.85%, 3/30/27	160,000	180,419
3.50%, 3/15/28	100,000	112,135
4.55%, 11/7/28	90,000	109,017
4.70%, 4/1/29	70,000	85,646
GE Capital Funding LLC
4.05%, 5/15/27(c)	600,000	675,164
4.40%, 5/15/30(c)	750,000	865,062
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	470,000	542,432
General Dynamics Corp.
2.13%, 8/15/26	114,000	122,589
2.63%, 11/15/27	62,000	68,090
3.75%, 5/15/28	100,000	117,567
General Electric Co.
3.45%, 5/1/27	250,000	275,271
6.75%, 3/15/32, Series A	320,000	437,218
6.15%, 8/7/37	60,000	79,623
5.88%, 1/14/38	57,000	73,975
6.88%, 1/10/39	85,000	120,335
4.25%, 5/1/40	450,000	512,868
4.13%, 10/9/42	26,000	29,532
4.35%, 5/1/50	450,000	531,630
General Mills, Inc.
3.65%, 2/15/24	2,000	2,192
3.20%, 2/10/27(b)	368,000	416,628
4.20%, 4/17/28(b)	294,000	350,689
4.55%, 4/17/38	106,000	137,120
5.40%, 6/15/40	39,000	55,227
General Motors Co.
4.00%, 4/1/25	39,000	42,960
4.20%, 10/1/27	100,000	112,644
5.00%, 4/1/35	90,000	108,048
6.60%, 4/1/36	780,000	1,056,383
General Motors Financial Co., Inc.
3.45%, 1/14/22	70,000	71,930
3.45%, 4/10/22	84,000	86,604
3.15%, 6/30/22	30,000	31,013
4.00%, 1/15/25	283,000	309,981
4.35%, 4/9/25	75,000	83,737
4.30%, 7/13/25	111,000	124,264
5.25%, 3/1/26	60,000	70,231
4.00%, 10/6/26	100,000	111,824
4.35%, 1/17/27	273,000	310,780
3.85%, 1/5/28	111,000	123,763
Genpact Luxembourg SARL
3.70%, 4/1/22	30,000	30,634
Georgia Power Co.
3.25%, 3/30/27	110,000	120,482
2.65%, 9/15/29, Series B	10,000	10,994
Gilead Sciences, Inc.
3.65%, 3/1/26	500,000	567,195
2.95%, 3/1/27	256,000	283,289
1.65%, 10/1/30	500,000	499,808
4.80%, 4/1/44	500,000	657,792
2.80%, 10/1/50	500,000	501,560
Global Payments, Inc.
3.75%, 6/1/23	35,000	37,536
4.80%, 4/1/26	125,000	147,999
4.45%, 6/1/28	160,000	189,334
3.20%, 8/15/29	449,000	498,994
Globe Life, Inc.
4.55%, 9/15/28	200,000	239,556
GLP Capital L.P.
5.25%, 6/1/25	250,000	277,500
5.38%, 4/15/26	105,000	118,903
5.75%, 6/1/28	169,000	197,778
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25	286,000	328,857
3.75%, 2/25/26	125,000	141,971
3.50%, 11/16/26	100,000	112,202
5.95%, 1/15/27	150,000	190,057
3.85%, 1/26/27	70,000	80,062
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	546,000	626,474
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	629,000	727,457
6.75%, 10/1/37	446,000	684,176
5.15%, 5/22/45	130,000	182,987
Halliburton Co.
3.50%, 8/1/23(b)	3,000	3,188
3.80%, 11/15/25(b)	124,000	137,234
2.92%, 3/1/30	250,000	257,516
4.85%, 11/15/35	55,000	62,234
6.70%, 9/15/38	183,000	238,784
7.45%, 9/15/39	78,000	109,345
4.50%, 11/15/41	2,000	2,123
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	80,889
4.40%, 3/15/48	120,000	158,378
Hasbro, Inc.
3.50%, 9/15/27	278,000	301,083
6.35%, 3/15/40	341,000	436,249
HCA, Inc.
4.75%, 5/1/23	25,000	27,327
5.25%, 4/15/25	350,000	408,627
4.13%, 6/15/29	250,000	289,406
5.13%, 6/15/39	60,000	77,346
5.50%, 6/15/47	113,000	150,292
5.25%, 6/15/49	150,000	199,007
Healthcare Realty Trust, Inc.
3.63%, 1/15/28(b)	25,000	28,038
Healthcare Trust of America Holdings L.P.
3.10%, 2/15/30	325,000	352,778
Healthpeak Properties, Inc.
4.25%, 11/15/23	20,000	21,913
4.20%, 3/1/24	15,000	16,469
3.88%, 8/15/24	55,000	60,959
3.40%, 2/1/25	59,000	64,897
4.00%, 6/1/25	120,000	135,773
3.25%, 7/15/26	168,000	187,550
6.75%, 2/1/41	32,000	47,207
Hershey Co. (The)
2.30%, 8/15/26	85,000	91,885
1.70%, 6/1/30	50,000	51,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Hess Corp.
4.30%, 4/1/27	$100,000	$107,952
7.13%, 3/15/33	100,000	126,454
5.60%, 2/15/41	250,000	294,203
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	414,000	482,548
6.20%, 10/15/35	100,000	128,363
Hexcel Corp.
4.70%, 8/15/25	133,000	148,259
3.95%, 2/15/27	150,000	159,895
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	27,880
4.20%, 4/15/29	100,000	113,046
3.05%, 2/15/30	115,000	120,320
Home Depot, Inc. (The)
3.00%, 4/1/26	105,000	117,110
2.80%, 9/14/27	105,000	117,058
2.95%, 6/15/29	145,000	164,335
Honeywell International, Inc.
2.50%, 11/1/26	151,000	166,122
Host Hotels & Resorts L.P.
4.00%, 6/15/25, Series E	21,000	22,270
HP, Inc.
3.40%, 6/17/30	400,000	441,870
6.00%, 9/15/41	150,000	193,738
Hubbell, Inc.
3.63%, 11/15/22	25,000	26,464
3.15%, 8/15/27	8,000	8,534
3.50%, 2/15/28	96,000	104,825
Hudson Pacific Properties L.P.
4.65%, 4/1/29	185,000	213,783
3.25%, 1/15/30	200,000	209,564
Humana, Inc.
3.15%, 12/1/22	15,000	15,709
3.95%, 3/15/27	365,000	420,377
4.95%, 10/1/44	77,000	104,541
Huntington Bancshares, Inc.
2.63%, 8/6/24	111,000	118,894
4.00%, 5/15/25	137,000	155,863
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	28,009
Huntsman International LLC
4.50%, 5/1/29	479,000	552,531
Illinois Tool Works, Inc.
2.65%, 11/15/26	99,000	109,533
Indiana Michigan Power Co.
3.85%, 5/15/28	92,000	106,157
Indiana University Health, Inc. Obligated Group
3.97%, 11/1/48	45,000	56,621
Ingredion, Inc.
3.20%, 10/1/26	109,000	120,918
Intel Corp.
2.60%, 5/19/26	100,000	109,597
3.15%, 5/11/27	268,000	302,722
2.45%, 11/15/29	55,000	60,188
Intercontinental Exchange, Inc.
3.75%, 12/1/25	36,000	40,819
3.10%, 9/15/27	90,000	100,321
3.75%, 9/21/28	208,000	241,998
2.10%, 6/15/30	300,000	313,287
2.65%, 9/15/40	350,000	362,616
3.00%, 9/15/60	250,000	265,918
International Business Machines Corp.
7.00%, 10/30/25	29,000	37,626
3.45%, 2/19/26	160,000	182,424
3.30%, 5/15/26	100,000	112,927
3.30%, 1/27/27	150,000	168,922
3.50%, 5/15/29	350,000	405,280
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	27,000	33,424
5.00%, 9/26/48	50,000	66,884
International Paper Co.
3.80%, 1/15/26	58,000	65,955
5.15%, 5/15/46	250,000	353,979
4.35%, 8/15/48(b)	250,000	330,644
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	126,000	139,482
5.40%, 10/1/48	145,000	195,344
Interstate Power & Light Co.
6.25%, 7/15/39	10,000	14,638
3.70%, 9/15/46	100,000	115,985
ITC Holdings Corp.
3.25%, 6/30/26	75,000	83,726
Jabil, Inc.
3.95%, 1/12/28	209,000	231,350
JD.com, Inc.
3.38%, 1/14/30	250,000	273,218
Jefferies Group LLC
4.85%, 1/15/27	53,000	61,907
4.15%, 1/23/30	603,000	708,626
6.25%, 1/15/36	268,000	355,734
6.50%, 1/20/43	61,000	83,175
JetBlue Pass Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	97,306	97,501
JM Smucker Co. (The)
4.25%, 3/15/35	222,000	273,553
4.38%, 3/15/45	5,000	6,154
John Deere Capital Corp.
3.05%, 1/6/28	25,000	28,122
3.45%, 3/7/29	350,000	408,430
2.80%, 7/18/29	175,000	196,992
2.45%, 1/9/30	75,000	82,649
Johns Hopkins Health System Corp. (The)
3.84%, 5/15/46	98,000	123,086
Johnson & Johnson
4.38%, 12/5/33	130,000	173,490
3.55%, 3/1/36	172,000	210,396
3.63%, 3/3/37	250,000	307,444
3.40%, 1/15/38	250,000	302,121
4.50%, 12/5/43	75,000	104,662
3.70%, 3/1/46	203,000	261,885
3.75%, 3/3/47	257,000	336,560
3.50%, 1/15/48	409,000	520,501
Johnson Controls International PLC
3.90%, 2/14/26	10,000	11,356
6.00%, 1/15/36	400,000	557,514
5.13%, 9/14/45	11,000	14,986
4.50%, 2/15/47	25,000	32,654
JPMorgan Chase & Co.
3.30%, 4/1/26	59,000	65,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.20%, 6/15/26	$84,000	$93,931
2.95%, 10/1/26	297,000	329,835
7.63%, 10/15/26	117,000	158,608
4.13%, 12/15/26	62,000	72,615
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(d)	100,000	114,460
8.00%, 4/29/27	1,000	1,381
4.25%, 10/1/27	144,000	169,839
3.63%, 12/1/27	35,000	39,718
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	195,000	224,022
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	268,000	304,041
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	310,000	351,697
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	490,000	574,272
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	255,000	303,529
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	211,000	256,280
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	400,000	437,412
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	27,751
Kaiser Foundation Hospitals
4.88%, 4/1/42	165,000	224,612
4.15%, 5/1/47	325,000	426,653
3.27%, 11/1/49, Series 2019	40,000	45,482
Kansas City Southern
4.30%, 5/15/43	19,000	22,047
4.70%, 5/1/48	125,000	156,817
Kellogg Co.
2.65%, 12/1/23	16,000	16,981
3.25%, 4/1/26	145,000	162,740
3.40%, 11/15/27	155,000	176,087
7.45%, 4/1/31, Series B	150,000	224,688
Kemper Corp.
4.35%, 2/15/25	125,000	136,366
Kennametal, Inc.
4.63%, 6/15/28	240,000	266,122
Keurig Dr. Pepper, Inc.
4.06%, 5/25/23	80,000	86,881
4.42%, 5/25/25	65,000	75,028
2.55%, 9/15/26	25,000	27,273
3.43%, 6/15/27	140,000	159,781
4.60%, 5/25/28	170,000	206,096
5.09%, 5/25/48	125,000	175,447
KeyCorp
4.15%, 10/29/25	285,000	328,475
4.10%, 4/30/28	290,000	342,794
2.55%, 10/1/29	90,000	97,740
Kilroy Realty L.P.
3.45%, 12/15/24	87,000	94,013
4.38%, 10/1/25	160,000	179,186
4.25%, 8/15/29	150,000	172,143
3.05%, 2/15/30	120,000	127,726
Kimberly-Clark Corp.
3.20%, 4/25/29	117,000	135,464
Kimco Realty Corp.
3.30%, 2/1/25	67,000	73,425
2.80%, 10/1/26	112,000	121,143
3.70%, 10/1/49	250,000	261,364
Kinder Morgan Energy Partners L.P.
3.50%, 9/1/23	25,000	26,716
7.30%, 8/15/33	1,000	1,397
6.95%, 1/15/38	90,000	121,234
6.38%, 3/1/41	8,000	10,355
5.00%, 3/1/43	500,000	583,365
5.40%, 9/1/44	75,000	92,687
Kinder Morgan, Inc.
4.30%, 6/1/25	136,000	154,798
4.30%, 3/1/28	200,000	232,704
7.75%, 1/15/32	200,000	287,017
5.30%, 12/1/34	168,000	202,716
5.55%, 6/1/45	41,000	51,983
5.05%, 2/15/46	80,000	95,940
Kirby Corp.
4.20%, 3/1/28	30,000	32,351
KLA Corp.
4.65%, 11/1/24	250,000	284,635
Kohl’s Corp.
4.25%, 7/17/25(b)	85,000	90,814
5.55%, 7/17/45	177,000	173,973
Kroger Co. (The)
2.65%, 10/15/26(b)	43,000	46,974
3.70%, 8/1/27	495,000	573,492
5.40%, 7/15/40	60,000	79,412
5.00%, 4/15/42	66,000	87,311
5.15%, 8/1/43	50,000	68,905
4.65%, 1/15/48	69,000	91,178
L3Harris Technologies, Inc.
3.95%, 5/28/24	5,000	5,507
3.83%, 4/27/25	125,000	140,663
4.40%, 6/15/28	381,000	457,222
4.85%, 4/27/35	67,000	88,689
Laboratory Corp. of America Holdings
3.25%, 9/1/24(b)	108,000	117,662
3.60%, 2/1/25	156,000	173,001
3.60%, 9/1/27	225,000	257,504
4.70%, 2/1/45	75,000	99,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Lam Research Corp.
3.75%, 3/15/26	$50,000	$57,188
4.00%, 3/15/29	267,000	320,647
Las Vegas Sands Corp.
3.50%, 8/18/26	150,000	157,575
3.90%, 8/8/29	87,000	91,291
Lear Corp.
4.25%, 5/15/29	603,000	692,802
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	27,132
Leland Stanford Junior University (The)
3.65%, 5/1/48	300,000	377,129
LifeStorage L.P.
3.50%, 7/1/26	60,000	67,706
3.88%, 12/15/27	25,000	28,299
Lincoln National Corp.
4.00%, 9/1/23	153,000	167,553
3.05%, 1/15/30	200,000	221,302
4.35%, 3/1/48	53,000	65,096
Linde, Inc.
3.20%, 1/30/26	219,000	245,054
Lockheed Martin Corp.
3.55%, 1/15/26	300,000	340,020
Loews Corp.
3.75%, 4/1/26	5,000	5,726
Lowe’s Cos., Inc.
3.12%, 4/15/22	118,000	121,880
3.38%, 9/15/25(b)	355,000	397,676
2.50%, 4/15/26	25,000	27,105
3.10%, 5/3/27	60,000	67,240
3.65%, 4/5/29	500,000	583,057
4.50%, 4/15/30	250,000	309,682
5.00%, 4/15/40	250,000	339,017
5.13%, 4/15/50(b)	250,000	368,009
LYB International Finance B.V.
4.00%, 7/15/23	45,000	48,857
5.25%, 7/15/43	100,000	131,447
4.88%, 3/15/44	195,000	248,161
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	22,384
LYB International Finance III LLC
3.80%, 10/1/60	310,000	333,769
LyondellBasell Industries N.V.
5.75%, 4/15/24	200,000	229,795
Magellan Midstream Partners L.P.
5.15%, 10/15/43	72,000	86,490
4.20%, 10/3/47	160,000	173,463
Marathon Oil Corp.
2.80%, 11/1/22	11,000	11,344
3.85%, 6/1/25	30,000	31,603
4.40%, 7/15/27(b)	215,000	234,720
6.60%, 10/1/37	79,000	93,617
Marathon Petroleum Corp.
6.50%, 3/1/41	440,000	560,022
4.75%, 9/15/44	51,000	57,061
4.50%, 4/1/48	25,000	27,173
5.00%, 9/15/54	95,000	104,195
Markel Corp.
3.50%, 11/1/27	100,000	111,993
5.00%, 4/5/46	250,000	340,103
Marriott International, Inc.
4.15%, 12/1/23, Series Z	29,000	31,204
5.75%, 5/1/25, Series EE	250,000	289,780
3.13%, 6/15/26, Series R	100,000	105,159
4.63%, 6/15/30	250,000	289,125
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	55,000	62,741
4.38%, 3/15/29	71,000	86,884
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	27,920
4.25%, 12/15/47	180,000	215,168
Massachusetts Institute of Technology
2.99%, 7/1/50, Series F	120,000	140,746
5.60%, 7/1/2111	160,000	277,718
4.68%, 7/1/2114	100,000	146,620
3.89%, 7/1/2116	100,000	123,717
Mastercard, Inc.
2.95%, 11/21/26	50,000	56,229
3.50%, 2/26/28(b)	52,000	60,750
2.95%, 6/1/29	145,000	164,373
McCormick & Co., Inc.
3.40%, 8/15/27	110,000	124,482
McDonald’s Corp.
3.35%, 4/1/23	35,000	37,316
3.38%, 5/26/25(b)	192,000	213,305
3.70%, 1/30/26	364,000	413,329
3.80%, 4/1/28	328,000	383,587
2.13%, 3/1/30	150,000	158,088
3.60%, 7/1/30	450,000	529,051
4.70%, 12/9/35	81,000	106,124
6.30%, 3/1/38	18,000	27,548
4.60%, 5/26/45	192,000	252,605
4.45%, 3/1/47	35,000	45,396
3.63%, 9/1/49	250,000	294,498
McKesson Corp.
3.80%, 3/15/24	40,000	43,849
4.75%, 5/30/29	95,000	117,249
Medtronic Global Holdings SCA
3.35%, 4/1/27	185,000	209,509
Memorial Health Services
3.45%, 11/1/49	107,000	113,659
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/52	65,000	85,554
4.20%, 7/1/55, Series 2015	110,000	146,570
Merck & Co., Inc.
3.40%, 3/7/29	288,000	337,144
Mercury General Corp.
4.40%, 3/15/27	160,000	175,839
MetLife, Inc.
6.40%, 12/15/66	140,000	179,255
Micron Technology, Inc.
5.33%, 2/6/29	337,000	413,301
Microsoft Corp.
3.50%, 2/12/35	500,000	623,266
4.20%, 11/3/35	232,000	308,923
3.45%, 8/8/36	310,000	384,342
4.10%, 2/6/37	600,000	790,393
5.20%, 6/1/39	150,000	223,693
4.50%, 10/1/40	50,000	70,128
3.50%, 11/15/42	75,000	94,167
3.70%, 8/8/46	475,000	612,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.25%, 2/6/47	$220,000	$308,467
2.53%, 6/1/50	142,000	153,566
4.00%, 2/12/55	257,000	361,905
3.95%, 8/8/56	434,000	599,395
4.50%, 2/6/57	425,000	645,168
2.68%, 6/1/60	188,000	207,607
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	40,149
3.60%, 6/1/27	125,000	141,019
3.95%, 3/15/29	340,000	398,493
MidAmerican Energy Co.
3.10%, 5/1/27	200,000	225,787
Molson Coors Beverage Co.
3.00%, 7/15/26	167,000	182,094
5.00%, 5/1/42	60,000	75,717
4.20%, 7/15/46	415,000	480,990
Mondelez International, Inc.
1.50%, 2/4/31	500,000	495,625
2.63%, 9/4/50	250,000	255,006
Moody’s Corp.
4.88%, 2/15/24	48,000	54,110
5.25%, 7/15/44	250,000	344,836
Morgan Stanley
5.00%, 11/24/25	164,000	195,655
3.88%, 1/27/26	66,000	75,490
4.35%, 9/8/26	335,000	393,598
3.63%, 1/20/27	277,000	316,843
3.95%, 4/23/27	450,000	518,987
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	263,000	299,525
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	563,000	651,815
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	275,000	335,413
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	350,000	380,731
Mosaic Co. (The)
4.05%, 11/15/27	298,000	336,187
5.63%, 11/15/43	38,000	48,029
Motorola Solutions, Inc.
4.00%, 9/1/24	92,000	102,876
4.60%, 2/23/28	50,000	59,276
4.60%, 5/23/29	75,000	89,344
MPLX L.P.
4.50%, 7/15/23	60,000	65,079
4.88%, 12/1/24	82,000	92,965
4.00%, 2/15/25	143,000	157,358
4.88%, 6/1/25	106,000	121,147
4.13%, 3/1/27	19,000	21,455
4.25%, 12/1/27	50,000	56,867
4.00%, 3/15/28	190,000	214,521
4.80%, 2/15/29	60,000	70,608
2.65%, 8/15/30	200,000	202,929
5.20%, 3/1/47	35,000	41,754
5.20%, 12/1/47	25,000	29,300
4.70%, 4/15/48	500,000	563,801
Mylan, Inc.
4.55%, 4/15/28	175,000	207,754
Nasdaq, Inc.
4.25%, 6/1/24	168,000	186,958
National Fuel Gas Co.
3.95%, 9/15/27	150,000	154,656
4.75%, 9/1/28	65,000	68,558
National Oilwell Varco, Inc.
3.95%, 12/1/42	105,000	103,742
National Retail Properties, Inc.
3.30%, 4/15/23	25,000	26,268
3.50%, 10/15/27	15,000	16,228
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	100,000	115,777
3.70%, 3/15/29	167,000	195,623
5.25%, 4/20/46, (5.25% fixed rate until 4/20/46; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(d)	150,000	166,390
NetApp, Inc.
3.30%, 9/29/24	25,000	27,239
Newmont Corp.
3.70%, 3/15/23	33,000	34,865
2.80%, 10/1/29	110,000	120,830
6.25%, 10/1/39	112,000	170,985
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	250,000	269,572
3.50%, 4/1/29	527,000	607,952
2.75%, 11/1/29	500,000	546,812
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	36,402
NIKE, Inc.
2.38%, 11/1/26	74,000	80,830
NiSource, Inc.
3.49%, 5/15/27	110,000	123,924
5.95%, 6/15/41	2,000	2,872
5.65%, 2/1/45	194,000	281,901
4.38%, 5/15/47	121,000	156,015
3.95%, 3/30/48	75,000	92,552
Noble Energy, Inc.
3.90%, 11/15/24	121,000	135,008
3.85%, 1/15/28	163,000	188,903
4.95%, 8/15/47	69,000	95,564
Norfolk Southern Corp.
3.25%, 12/1/21	26,000	26,600
2.90%, 6/15/26	48,000	53,212
3.15%, 6/1/27	100,000	111,032
3.80%, 8/1/28	161,000	188,646
4.84%, 10/1/41	250,000	340,163
3.95%, 10/1/42	250,000	304,551
3.94%, 11/1/47	71,000	88,390
3.05%, 5/15/50	250,000	275,947
Northern Trust Corp.
3.15%, 5/3/29	181,000	205,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	$30,000	$32,937
Northrop Grumman Corp.
2.55%, 10/15/22	25,000	25,992
3.25%, 8/1/23	11,000	11,875
2.93%, 1/15/25	250,000	271,694
3.20%, 2/1/27	100,000	112,086
3.25%, 1/15/28	100,000	112,902
5.05%, 11/15/40	26,000	36,385
4.75%, 6/1/43	60,000	81,480
5.25%, 5/1/50	350,000	529,971
Northrop Grumman Systems Corp.
7.75%, 2/15/31	170,000	259,452
Northwestern University
4.64%, 12/1/44	100,000	133,136
NSTAR Electric Co.
3.20%, 5/15/27	150,000	169,135
Nucor Corp.
4.00%, 8/1/23	21,000	22,712
6.40%, 12/1/37	27,000	41,571
5.20%, 8/1/43	400,000	580,636
O’Reilly Automotive, Inc.
3.60%, 9/1/27	250,000	284,975
4.35%, 6/1/28	35,000	41,373
4.20%, 4/1/30	250,000	300,747
Office Properties Income Trust
4.25%, 5/15/24	50,000	51,338
Oglethorpe Power Corp.
5.25%, 9/1/50	70,000	88,524
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	157,418
Old Republic International Corp.
3.88%, 8/26/26	110,000	126,621
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	100,000	108,550
4.50%, 4/1/27	90,000	99,371
4.75%, 1/15/28	60,000	67,278
3.63%, 10/1/29	100,000	103,637
Omnicom Group, Inc.
2.45%, 4/30/30	400,000	425,010
ONEOK Partners L.P.
5.00%, 9/15/23	38,000	41,502
6.20%, 9/15/43	50,000	58,136
ONEOK, Inc.
4.00%, 7/13/27	430,000	465,975
4.55%, 7/15/28	357,000	392,755
4.45%, 9/1/49	250,000	249,630
Oracle Corp.
2.65%, 7/15/26	125,000	136,547
3.25%, 11/15/27	404,000	459,194
2.95%, 4/1/30	600,000	673,729
Oshkosh Corp.
4.60%, 5/15/28	32,000	37,617
Otis Worldwide Corp.
2.29%, 4/5/27	200,000	214,338
2.57%, 2/15/30	300,000	322,752
Owens Corning
4.20%, 12/1/24	25,000	27,804
3.40%, 8/15/26	260,000	285,568
7.00%, 12/1/36	32,000	44,821
Pacific Gas and Electric Co.
3.15%, 1/1/26	200,000	211,593
3.30%, 3/15/27	250,000	264,221
2.50%, 2/1/31	400,000	403,218
4.50%, 7/1/40	400,000	450,674
4.60%, 6/15/43	500,000	551,361
4.95%, 7/1/50	500,000	597,397
Packaging Corp. of America
3.65%, 9/15/24	42,000	46,056
3.00%, 12/15/29	250,000	277,192
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	111,423
3.25%, 6/14/29	422,000	479,836
Partners Healthcare System, Inc.
3.34%, 7/1/60, Series 2020	150,000	167,812
PayPal Holdings, Inc.
2.40%, 10/1/24	150,000	159,666
2.85%, 10/1/29	250,000	278,418
2.30%, 6/1/30	300,000	322,849
Pentair Finance Sarl
4.50%, 7/1/29	233,000	277,881
PepsiCo, Inc.
2.38%, 10/6/26	125,000	136,340
3.00%, 10/15/27	487,000	549,176
Pfizer, Inc.
2.75%, 6/3/26	100,000	110,834
3.00%, 12/15/26	160,000	180,948
3.45%, 3/15/29	393,000	461,172
2.63%, 4/1/30	400,000	445,339
1.70%, 5/28/30	100,000	103,389
Philip Morris International, Inc.
2.75%, 2/25/26	44,000	48,066
3.13%, 8/17/27	35,000	39,348
3.13%, 3/2/28	73,000	81,967
Phillips 66
4.65%, 11/15/34	322,000	379,370
4.88%, 11/15/44	115,000	145,842
Phillips 66 Partners L.P.
3.75%, 3/1/28	245,000	260,812
4.90%, 10/1/46	100,000	107,789
Physicians Realty L.P.
3.95%, 1/15/28	25,000	26,638
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	78,000	89,944
Pioneer Natural Resources Co.
4.45%, 1/15/26	50,000	57,955
Plains All American Pipeline L.P.
3.65%, 6/1/22	40,000	41,095
3.60%, 11/1/24	142,000	148,571
4.65%, 10/15/25	40,000	43,818
4.50%, 12/15/26	346,000	379,902
3.55%, 12/15/29	50,000	51,385
4.70%, 6/15/44	47,000	46,792
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/29	235,000	271,522
2.55%, 1/22/30(b)	350,000	382,635
PPG Industries, Inc.
2.80%, 8/15/29	82,000	89,670
PPL Capital Funding, Inc.
4.13%, 4/15/30	100,000	118,361
5.00%, 3/15/44	70,000	91,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
President & Fellows of Harvard College
3.15%, 7/15/46	$316,000	$371,196
2.52%, 10/15/50	275,000	289,973
Principal Financial Group, Inc.
3.10%, 11/15/26	25,000	27,817
3.70%, 5/15/29	21,000	24,788
Progressive Corp. (The)
2.45%, 1/15/27	25,000	27,320
6.63%, 3/1/29	105,000	143,816
Prologis L.P.
3.75%, 11/1/25	70,000	79,697
4.38%, 2/1/29	60,000	74,029
Prudential Financial, Inc.
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(d)	30,000	32,078
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	96,337
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(d)	283,000	314,359
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(d)	150,000	174,271
PSEG Power LLC
8.63%, 4/15/31	100,000	147,608
Public Service Co. of Colorado
3.70%, 6/15/28	110,000	128,782
Public Service Electric & Gas Co.
2.25%, 9/15/26	29,000	31,272
3.00%, 5/15/27	35,000	38,975
3.20%, 5/15/29	270,000	308,877
Public Storage
3.09%, 9/15/27	90,000	101,116
Puget Energy, Inc.
3.65%, 5/15/25	65,000	72,127
PulteGroup, Inc.
6.00%, 2/15/35	350,000	476,805
QUALCOMM, Inc.
3.25%, 5/20/27	432,000	490,414
Quest Diagnostics, Inc.
2.95%, 6/30/30	405,000	447,926
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	22,954
4.95%, 7/15/46	55,000	75,808
Raytheon Technologies Corp.
3.95%, 8/16/25	245,000	280,218
3.50%, 3/15/27(c)	190,000	216,317
3.13%, 5/4/27	208,000	233,187
7.20%, 8/15/27(c)	30,000	40,081
4.13%, 11/16/28	523,000	624,710
7.50%, 9/15/29	40,000	58,146
2.25%, 7/1/30	325,000	344,921
6.13%, 7/15/38	123,000	185,663
4.45%, 11/16/38	152,000	195,448
5.70%, 4/15/40	125,000	185,635
4.15%, 5/15/45	149,000	187,307
3.75%, 11/1/46	111,000	135,112
4.05%, 5/4/47	60,000	75,461
3.13%, 7/1/50	250,000	282,883
Realty Income Corp.
4.13%, 10/15/26	95,000	111,047
3.00%, 1/15/27	146,000	159,691
3.65%, 1/15/28	25,000	28,373
Regency Centers L.P.
4.13%, 3/15/28	40,000	45,214
2.95%, 9/15/29	272,000	285,671
4.40%, 2/1/47	13,000	14,833
Regions Financial Corp.
3.80%, 8/14/23	25,000	27,219
7.38%, 12/10/37	50,000	75,966
Reinsurance Group of America, Inc.
3.15%, 6/15/30	250,000	275,305
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	27,609
Republic Services, Inc.
3.20%, 3/15/25	125,000	137,643
0.88%, 11/15/25	250,000	251,416
3.95%, 5/15/28	60,000	70,957
1.75%, 2/15/32	250,000	252,364
Rockwell Automation, Inc.
3.50%, 3/1/29	68,000	79,550
Rohm & Haas Co.
7.85%, 7/15/29	116,000	164,683
Roper Technologies, Inc.
3.80%, 12/15/26	90,000	103,634
2.00%, 6/30/30	400,000	411,531
Royalty Pharma PLC
2.20%, 9/2/30(b)(c)	490,000	496,823
3.30%, 9/2/40(c)	250,000	262,146
RPM International, Inc.
3.75%, 3/15/27	73,000	80,955
4.55%, 3/1/29	100,000	116,942
Ryder System, Inc.
3.88%, 12/1/23	144,000	157,031
S&P Global, Inc.
2.95%, 1/22/27	5,000	5,542
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	75,000	86,756
5.88%, 6/30/26	250,000	300,038
5.00%, 3/15/27	150,000	173,845
4.20%, 3/15/28	302,000	338,982
Sabra Health Care L.P.
3.90%, 10/15/29	490,000	508,510
salesforce.com, Inc.
3.70%, 4/11/28	100,000	117,613
Santander Holdings USA, Inc.
3.24%, 10/5/26	150,000	162,231
4.40%, 7/13/27	252,000	285,882
Seagate HDD Cayman
4.75%, 1/1/25(b)	100,000	111,131
4.88%, 6/1/27	156,000	178,316
4.09%, 6/1/29(c)	167,000	185,043
Sempra Energy
2.88%, 10/1/22	59,000	61,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.05%, 12/1/23	$106,000	$116,057
3.25%, 6/15/27	70,000	77,632
3.40%, 2/1/28	352,000	393,889
Sherwin-Williams Co. (The)
3.45%, 8/1/25	25,000	27,758
3.45%, 6/1/27	351,000	399,976
2.95%, 8/15/29	110,000	122,057
2.30%, 5/15/30	290,000	306,310
4.55%, 8/1/45	12,000	15,779
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/23	46,000	48,824
3.20%, 9/23/26	478,000	534,419
Simon Property Group L.P.
3.30%, 1/15/26	115,000	125,777
3.38%, 6/15/27	175,000	192,276
2.45%, 9/13/29	142,000	145,518
SITE Centers Corp.
3.63%, 2/1/25	100,000	103,448
4.70%, 6/1/27	30,000	31,979
Snap-on, Inc.
3.25%, 3/1/27(b)	100,000	111,456
Sonoco Products Co.
5.75%, 11/1/40	114,000	155,395
Southern California Edison Co.
3.65%, 3/1/28, Series B	170,000	190,483
4.20%, 3/1/29, Series A	100,000	116,997
6.65%, 4/1/29	133,000	167,145
Southern California Gas Co.
4.30%, 1/15/49, Series VV	135,000	178,325
3.95%, 2/15/50, Series WW	276,000	344,455
Southern Co. (The)
2.95%, 7/1/23	50,000	52,941
3.25%, 7/1/26	270,000	302,447
3.70%, 4/30/30, Series A	100,000	116,307
4.25%, 7/1/36	267,000	327,122
4.40%, 7/1/46	250,000	323,590
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	26,289
4.40%, 6/1/43	29,000	35,581
4.40%, 5/30/47	3,000	3,750
Southern Power Co.
5.25%, 7/15/43	15,000	18,389
4.95%, 12/15/46, Series F	160,000	190,063
Southwest Airlines Co.
5.13%, 6/15/27	250,000	291,335
3.45%, 11/16/27	100,000	105,981
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	5,406
4.10%, 9/15/28, Series M	229,000	267,889
3.85%, 2/1/48, Series L	250,000	291,605
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	44,425
5.95%, 9/25/43	250,000	322,377
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	123,916	114,662
Spirit Realty L.P.
3.40%, 1/15/30	150,000	159,689
Stanford Health Care
3.80%, 11/15/48, Series 2018	75,000	94,441
Stanley Black & Decker, Inc.
3.40%, 3/1/26	15,000	16,950
4.25%, 11/15/28	125,000	151,855
Starbucks Corp.
3.85%, 10/1/23	27,000	29,331
3.80%, 8/15/25	47,000	53,330
2.45%, 6/15/26	41,000	44,361
4.00%, 11/15/28	483,000	572,864
3.55%, 8/15/29	454,000	529,543
3.50%, 11/15/50	150,000	172,715
State Street Corp.
2.65%, 5/19/26	55,000	60,499
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	310,000	340,719
Steel Dynamics, Inc.
2.80%, 12/15/24	258,000	276,468
3.45%, 4/15/30	24,000	27,026
Steelcase, Inc.
5.13%, 1/18/29	270,000	314,493
Stifel Financial Corp.
4.25%, 7/18/24	25,000	28,080
STORE Capital Corp.
4.50%, 3/15/28	30,000	33,774
4.63%, 3/15/29	25,000	28,609
Stryker Corp.
3.50%, 3/15/26	40,000	45,189
4.63%, 3/15/46	575,000	768,777
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	911,000	980,479
4.95%, 1/15/43	4,000	4,017
5.35%, 5/15/45	250,000	262,378
5.40%, 10/1/47	60,000	64,450
SVB Financial Group
3.50%, 1/29/25	220,000	237,885
Synchrony Financial
4.25%, 8/15/24	124,000	136,359
4.50%, 7/23/25	43,000	48,401
3.70%, 8/4/26	99,000	108,624
3.95%, 12/1/27	223,000	247,608
Sysco Corp.
3.30%, 7/15/26	170,000	188,315
3.25%, 7/15/27	410,000	453,248
5.95%, 4/1/30	200,000	264,750
5.38%, 9/21/35	22,000	29,076
6.60%, 4/1/50	250,000	388,978
T-Mobile USA, Inc.
1.50%, 2/15/26(c)	275,000	280,259
3.75%, 4/15/27(c)	750,000	847,417
2.05%, 2/15/28(c)	250,000	257,178
3.88%, 4/15/30(c)	1,000,000	1,148,590
2.55%, 2/15/31(c)	250,000	260,748
3.00%, 2/15/41(c)	250,000	258,763
4.50%, 4/15/50(c)	300,000	374,857
3.30%, 2/15/51(c)	350,000	367,577
Tanger Properties L.P.
3.13%, 9/1/26	90,000	90,000
Tapestry, Inc.
4.25%, 4/1/25	36,000	38,395
4.13%, 7/15/27	84,000	89,288
Target Corp.
3.38%, 4/15/29	280,000	328,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
TC PipeLines L.P.
3.90%, 5/25/27	$317,000	$352,536
TD Ameritrade Holding Corp.
3.30%, 4/1/27	135,000	152,130
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	73,161
2.25%, 9/4/29	100,000	108,593
Textron, Inc.
3.88%, 3/1/25	8,000	8,783
3.38%, 3/1/28	450,000	493,783
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	80,000	88,518
3.20%, 8/15/27	590,000	666,931
2.60%, 10/1/29	110,000	121,301
4.10%, 8/15/47	40,000	53,386
Time Warner Cable LLC
6.55%, 5/1/37	101,000	139,908
6.75%, 6/15/39	77,000	109,798
4.50%, 9/15/42	500,000	577,650
Time Warner Entertainment Co. L.P.
8.38%, 3/15/23	32,000	37,741
Timken Co. (The)
3.88%, 9/1/24	101,000	107,933
4.50%, 12/15/28	256,000	287,361
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	86,168
Toyota Motor Credit Corp.
2.15%, 2/13/30	500,000	534,660
Trane Technologies Global Holding Co., Ltd.
4.25%, 6/15/23	38,000	41,561
5.75%, 6/15/43	50,000	73,619
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/1/24	98,000	108,367
3.80%, 3/21/29	150,000	177,274
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	12,829
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	295,000	339,057
3.95%, 5/15/50(c)	250,000	277,972
Trimble, Inc.
4.90%, 6/15/28	50,000	59,359
Truist Bank
3.30%, 5/15/26	40,000	44,809
2.25%, 3/11/30	250,000	263,010
Trustees of Princeton University (The)
5.70%, 3/1/39	340,000	514,847
Trustees of the University of Pennsylvania (The)
3.61%, 2/15/2119	150,000	166,373
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	100,000	110,752
1.85%, 7/30/26	81,000	85,213
2.95%, 6/15/27(b)	112,000	124,501
Tyson Foods, Inc.
3.95%, 8/15/24	106,000	118,131
4.00%, 3/1/26	178,000	205,585
4.35%, 3/1/29	335,000	407,385
4.88%, 8/15/34	141,000	186,767
4.55%, 6/2/47	50,000	66,512
5.10%, 9/28/48	21,000	30,302
U.S. Bancorp
3.10%, 4/27/26	25,000	27,895
3.15%, 4/27/27, Series X	339,000	383,311
3.00%, 7/30/29	195,000	219,552
UDR, Inc.
2.95%, 9/1/26	40,000	43,753
3.50%, 1/15/28	25,000	28,078
4.40%, 1/26/29	79,000	94,437
3.20%, 1/15/30	215,000	239,988
3.00%, 8/15/31	73,000	80,281
Union Pacific Corp.
3.50%, 6/8/23	36,000	38,600
3.75%, 7/15/25	81,000	91,577
3.25%, 8/15/25	280,000	310,230
2.75%, 3/1/26	84,000	91,782
3.00%, 4/15/27	241,000	267,299
3.60%, 9/15/37	300,000	353,234
4.05%, 11/15/45	30,000	37,616
4.05%, 3/1/46	99,000	123,329
4.00%, 4/15/47	65,000	81,665
4.50%, 9/10/48	109,000	147,320
3.25%, 2/5/50	350,000	403,220
3.80%, 10/1/51	85,000	104,931
3.88%, 2/1/55	30,000	37,062
2.97%, 9/16/62(c)	10,000	10,699
3.75%, 2/5/70	150,000	179,874
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	312,748	309,128
4.00%, 10/11/27, Series A	46,675	46,533
3.75%, 3/3/28, Series A	12,208	11,937
3.45%, 1/7/30, Series A	25,251	22,424
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	55,681
3.40%, 3/15/29	150,000	175,120
UnitedHealth Group, Inc.
3.10%, 3/15/26	152,000	171,204
3.45%, 1/15/27(b)	103,000	118,090
3.38%, 4/15/27	95,000	108,665
2.95%, 10/15/27	100,000	112,381
3.85%, 6/15/28	95,000	113,234
3.88%, 12/15/28(b)	190,000	229,516
University of Chicago (The)
4.00%, 10/1/53	75,000	98,954
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	14,579
University of Southern California
3.03%, 10/1/39	149,000	162,082
3.23%, 10/1/2120, Series A	250,000	259,341
Unum Group
5.75%, 8/15/42	122,000	149,081
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	452,000	516,203
Valero Energy Corp.
3.65%, 3/15/25	105,000	114,097
3.40%, 9/15/26	60,000	64,761
4.35%, 6/1/28	583,000	656,522
4.00%, 4/1/29	150,000	167,794
4.90%, 3/15/45	63,000	73,714
Valero Energy Partners L.P.
4.38%, 12/15/26	162,000	184,102
4.50%, 3/15/28	50,000	55,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Valmont Industries, Inc.
5.00%, 10/1/44	$105,000	$118,456
Ventas Realty L.P.
3.50%, 4/15/24(b)	41,000	44,568
2.65%, 1/15/25	245,000	261,456
3.50%, 2/1/25	65,000	71,696
3.25%, 10/15/26	85,000	93,049
4.00%, 3/1/28	115,000	130,245
4.40%, 1/15/29	60,000	69,937
3.00%, 1/15/30	200,000	212,895
VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	51,508
3.95%, 8/15/27	195,000	215,947
Verisk Analytics, Inc.
4.00%, 6/15/25	150,000	169,913
5.50%, 6/15/45	25,000	35,456
Verizon Communications, Inc.
2.45%, 11/1/22	26,000	26,816
3.38%, 2/15/25	106,000	117,807
2.63%, 8/15/26	531,000	581,114
4.13%, 3/16/27	338,000	401,101
4.33%, 9/21/28	543,000	659,607
3.88%, 2/8/29	105,000	123,813
4.02%, 12/3/29	773,000	923,903
1.68%, 10/30/30(c)	209,000	210,199
1.75%, 1/20/31	130,000	131,802
4.50%, 8/10/33	626,000	798,844
4.40%, 11/1/34	466,000	589,695
4.81%, 3/15/39	560,000	748,142
2.65%, 11/20/40	180,000	186,015
4.13%, 8/15/46	38,000	48,034
4.86%, 8/21/46	115,000	158,644
5.01%, 4/15/49	52,000	73,872
4.00%, 3/22/50	250,000	313,930
2.88%, 11/20/50	500,000	524,774
5.01%, 8/21/54	50,000	72,373
2.99%, 10/30/56(c)	350,000	371,566
3.00%, 11/20/60	245,000	259,048
VF Corp.
2.80%, 4/23/27	260,000	283,830
2.95%, 4/23/30	100,000	109,712
ViacomCBS, Inc.
3.88%, 4/1/24(b)	51,000	55,685
3.70%, 8/15/24	88,000	96,396
3.50%, 1/15/25	35,000	38,317
2.90%, 1/15/27	92,000	100,618
3.38%, 2/15/28	170,000	189,538
3.70%, 6/1/28	134,000	152,100
7.88%, 7/30/30	47,000	68,726
4.95%, 1/15/31	250,000	311,014
5.85%, 9/1/43	141,000	193,231
5.25%, 4/1/44	30,000	38,940
4.95%, 5/19/50	250,000	319,665
Viatris, Inc.
2.70%, 6/22/30(c)	500,000	531,862
3.85%, 6/22/40(c)	250,000	283,499
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	135,000	150,564
3.50%, 3/15/27, Series A	107,000	122,675
Visa, Inc.
4.15%, 12/14/35	595,000	776,675
4.30%, 12/14/45	180,000	248,989
3.65%, 9/15/47	180,000	231,079
VMware, Inc.
3.90%, 8/21/27	190,000	212,869
Vulcan Materials Co.
3.90%, 4/1/27	25,000	28,835
4.50%, 6/15/47	80,000	99,299
4.70%, 3/1/48	30,000	38,316
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	10,391
Walgreen Co.
3.10%, 9/15/22	42,000	43,956
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	100,000	111,049
3.45%, 6/1/26	200,000	221,907
3.20%, 4/15/30(b)	250,000	271,318
4.50%, 11/18/34	35,000	40,804
4.80%, 11/18/44	52,000	59,975
Walmart, Inc.
5.25%, 9/1/35	879,000	1,288,551
6.50%, 8/15/37	238,000	390,043
6.20%, 4/15/38	100,000	161,326
3.95%, 6/28/38	93,000	120,882
5.00%, 10/25/40	62,000	88,962
5.63%, 4/15/41(b)	65,000	101,897
4.00%, 4/11/43	66,000	86,374
3.63%, 12/15/47	561,000	721,919
4.05%, 6/29/48	210,000	289,258
2.95%, 9/24/49	77,000	89,753
Walt Disney Co. (The)
3.38%, 11/15/26	65,000	73,737
Waste Connections, Inc.
3.50%, 5/1/29	75,000	85,897
Waste Management, Inc.
2.90%, 9/15/22	47,000	48,822
3.13%, 3/1/25	128,000	140,180
3.15%, 11/15/27	175,000	198,118
3.90%, 3/1/35	172,000	212,960
Wells Fargo & Co.
3.00%, 4/22/26	122,000	134,053
4.10%, 6/3/26	129,000	148,526
3.00%, 10/23/26	236,000	260,118
4.30%, 7/22/27	313,000	365,347
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	434,000	490,890
4.15%, 1/24/29	684,000	811,191
5.95%, 12/1/86	213,000	284,559
Welltower, Inc.
4.00%, 6/1/25	170,000	191,955
4.25%, 4/1/26	120,000	139,189
4.25%, 4/15/28	75,000	86,996
4.13%, 3/15/29	99,000	114,062
3.10%, 1/15/30	364,000	394,708
Western Union Co. (The)
4.25%, 6/9/23	65,000	70,421
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	70,000	76,251
4.95%, 9/15/28	418,000	488,676
Westlake Chemical Corp.
3.60%, 8/15/26	90,000	99,789
5.00%, 8/15/46	55,000	68,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
4.38%, 11/15/47	$35,000	$40,406
WestRock MWV LLC
8.20%, 1/15/30	36,000	50,932
WestRock RKT LLC
4.00%, 3/1/23	24,000	25,491
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	99,194
4.00%, 11/15/29	100,000	117,491
7.38%, 3/15/32	150,000	223,798
Williams Cos., Inc. (The)
3.60%, 3/15/22	51,000	52,795
4.30%, 3/4/24	61,000	67,032
4.55%, 6/24/24	96,000	107,908
3.90%, 1/15/25	100,000	110,572
4.00%, 9/15/25	47,000	52,733
3.75%, 6/15/27	214,000	241,056
8.75%, 3/15/32	45,000	64,886
5.75%, 6/24/44	102,000	128,720
5.10%, 9/15/45	300,000	363,186
Willis North America, Inc.
3.60%, 5/15/24	138,000	150,825
4.50%, 9/15/28	50,000	60,492
WRKCo, Inc.
3.75%, 3/15/25	250,000	278,913
4.65%, 3/15/26	100,000	117,074
4.00%, 3/15/28	85,000	98,390
4.90%, 3/15/29	162,000	199,101
Xcel Energy, Inc.
3.40%, 6/1/30	400,000	461,093
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	6,132
3.70%, 3/19/23	45,000	48,026
3.55%, 4/1/25	150,000	165,293
Zoetis, Inc.
3.25%, 2/1/23	38,000	40,065
3.00%, 9/12/27	157,000	176,423
4.70%, 2/1/43(b)	25,000	34,248
3.95%, 9/12/47	25,000	31,578
4.45%, 8/20/48	100,000	134,113

TOTAL U.S. CORPORATE BONDS (Cost: $290,443,737)		313,844,682

FOREIGN CORPORATE BONDS - 4.7%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	30,000	37,936
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	48,000	67,673
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5- year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	415,000	469,945
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5- year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	250,000	284,636

Total Australia		860,190

Austria - 0.0%
Suzano Austria GmbH
6.00%, 1/15/29	250,000	298,531

Belgium - 0.6%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	396,000	447,854
4.70%, 2/1/36	300,000	383,109
4.90%, 2/1/46	590,000	773,363
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	362,000	408,969
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	89,000	101,159
4.00%, 4/13/28	425,000	498,623
4.75%, 1/23/29	617,000	758,585
4.90%, 1/23/31	410,000	524,442
4.38%, 4/15/38	80,000	99,207
8.20%, 1/15/39	150,000	258,945
5.45%, 1/23/39	50,000	68,190
8.00%, 11/15/39	96,000	163,593
4.35%, 6/1/40	500,000	622,388
4.44%, 10/6/48	86,000	106,806
5.55%, 1/23/49	140,000	201,849
4.50%, 6/1/50	500,000	628,794
4.60%, 6/1/60	440,000	568,951

Total Belgium		6,614,827

Bermuda - 0.0%
Enstar Group Ltd.
4.95%, 6/1/29	196,000	218,408
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	140,334
XLIT Ltd.
4.45%, 3/31/25	10,000	11,399
5.50%, 3/31/45	35,000	48,321

Total Bermuda		418,462

Brazil - 0.1%
Vale Overseas Ltd.
3.75%, 7/8/30	500,000	550,500
6.88%, 11/21/36	300,000	425,743

Total Brazil		976,243

Canada - 0.7%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5- year U.S. dollar Swap Rate + 1.432% thereafter)(d)	304,000	344,452
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	121,241
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50,000	73,015
Bell Canada
4.30%, 7/29/49	250,000	326,300
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	57,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Canadian National Railway Co.
6.90%, 7/15/28	$125,000	$172,625
Canadian Natural Resources Ltd.
2.95%, 1/15/23	25,000	26,081
3.85%, 6/1/27	256,000	283,296
7.20%, 1/15/32	409,000	530,448
6.50%, 2/15/37	4,000	4,991
6.75%, 2/1/39	15,000	19,585
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	54,435
7.13%, 10/15/31	313,000	467,579
4.80%, 9/15/35	45,000	59,401
Emera U.S. Finance L.P.
3.55%, 6/15/26	160,000	179,219
Enbridge, Inc.
4.00%, 10/1/23	50,000	54,225
4.25%, 12/1/26	15,000	17,388
3.70%, 7/15/27(b)	250,000	281,113
3.13%, 11/15/29(b)	207,000	224,863
4.00%, 11/15/49	250,000	280,812
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	150,000	166,055
Fortis, Inc.
3.06%, 10/4/26	220,000	241,598
Manulife Financial Corp.
4.15%, 3/4/26	122,000	142,872
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5- year U.S. dollar Swap Rate + 1.647% thereafter)(d)	25,000	27,467
Nutrien Ltd.
3.15%, 10/1/22	15,000	15,647
3.50%, 6/1/23	50,000	53,271
3.63%, 3/15/24	24,000	26,180
4.20%, 4/1/29	182,000	218,619
4.13%, 3/15/35	55,000	64,511
5.88%, 12/1/36	60,000	80,327
5.25%, 1/15/45	350,000	474,355
Rogers Communications, Inc.
4.10%, 10/1/23	52,000	56,855
5.00%, 3/15/44	93,000	126,747
4.30%, 2/15/48	100,000	127,745
4.35%, 5/1/49	250,000	323,375
Royal Bank of Canada
4.65%, 1/27/26	227,000	269,600
Suncor Energy, Inc.
3.60%, 12/1/24	94,000	103,606
7.15%, 2/1/32	122,000	162,574
5.95%, 12/1/34	191,000	240,723
5.95%, 5/15/35	36,000	45,402
6.80%, 5/15/38	18,000	24,322
Teck Resources Ltd.
6.13%, 10/1/35	215,000	271,760
TELUS Corp.
3.70%, 9/15/27	120,000	136,650
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	122,602
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5- year U.S. dollar Swap Rate + 2.205% thereafter)(d)	180,000	203,119
TransCanada PipeLines Ltd.
3.75%, 10/16/23	25,000	27,073
4.25%, 5/15/28	302,000	354,404
4.63%, 3/1/34	640,000	765,309
4.75%, 5/15/38	250,000	310,982
6.10%, 6/1/40	50,000	69,128

Total Canada		8,831,388

China - 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	230,000	258,662
Baidu, Inc.
3.63%, 7/6/27(b)	200,000	221,115
CNOOC Finance 2013 Ltd.
2.88%, 9/30/29	300,000	314,095

Total China		793,872

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	205,000	229,293
4.13%, 1/16/25	262,000	284,073
5.38%, 6/26/26	400,000	460,300
7.38%, 9/18/43	108,000	145,477
5.88%, 5/28/45	470,000	559,300

Total Colombia		1,678,443

France - 0.1%
Orange S.A.
9.00%, 3/1/31	234,000	385,699
Total Capital International S.A.
3.46%, 7/12/49	500,000	575,132
3.13%, 5/29/50	250,000	274,934
Veolia Environnement S.A.
6.75%, 6/1/38	33,000	48,660

Total France		1,284,425

Germany - 0.1%
Deutsche Bank AG
3.70%, 5/30/24	205,000	220,331
4.10%, 1/13/26	75,000	82,722
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	240,000	257,695
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	481,000	764,060
9.25%, 6/1/32	48,000	81,618

Total Germany		1,406,426

Ireland - 0.0%
AerCap Ireland Capital DAC
4.88%, 1/16/24	296,000	319,654
3.65%, 7/21/27(b)	200,000	207,144

Total Ireland		526,798

Japan - 0.4%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	36,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27(b)	$275,000	$308,508
3.96%, 3/2/28	215,000	253,398
4.05%, 9/11/28	10,000	11,884
3.74%, 3/7/29	406,000	473,694
Mizuho Financial Group, Inc.
3.17%, 9/11/27	325,000	362,496
4.02%, 3/5/28	225,000	263,866
Nomura Holdings, Inc.
3.10%, 1/16/30	300,000	326,820
ORIX Corp.
3.70%, 7/18/27	80,000	91,419
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/26(b)	100,000	113,849
2.63%, 7/14/26	36,000	39,108
3.45%, 1/11/27	153,000	171,592
3.36%, 7/12/27	8,000	9,044
3.54%, 1/17/28	150,000	170,672
3.94%, 7/19/28	379,000	443,469
4.31%, 10/16/28	136,000	162,888
3.04%, 7/16/29	250,000	278,265
2.14%, 9/23/30	250,000	251,484
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	245,000	305,330
3.18%, 7/9/50	250,000	268,816

Total Japan		4,342,714

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	450,000	515,956

Mexico - 0.0%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	215,000	245,798
Grupo Televisa S.A.B.
6.63%, 3/18/25	200,000	242,221
6.63%, 1/15/40	50,000	68,708

Total Mexico		556,727

Netherlands - 0.4%
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	278,459
3.75%, 7/21/26	475,000	535,170
5.25%, 5/24/41	265,000	392,239
ING Groep N.V.
4.55%, 10/2/28	250,000	305,055
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40(b)	40,000	58,651
NXP B.V.
5.35%, 3/1/26(c)	102,000	122,142
3.40%, 5/1/30(c)	500,000	565,721
Shell International Finance B.V.
4.13%, 5/11/35	334,000	417,633
6.38%, 12/15/38	315,000	489,802
3.63%, 8/21/42	200,000	233,121
4.55%, 8/12/43	78,000	103,210
4.38%, 5/11/45	298,000	384,918
4.00%, 5/10/46	325,000	403,136
3.75%, 9/12/46	275,000	329,492
3.13%, 11/7/49	305,000	336,168

Total Netherlands		4,954,917

Norway - 0.2%
Equinor ASA
5.10%, 8/17/40	500,000	694,896
4.25%, 11/23/41	485,000	604,663
3.25%, 11/18/49	679,000	753,618
3.70%, 4/6/50	100,000	120,716

Total Norway		2,173,893

Peru - 0.0%
Southern Copper Corp.
3.88%, 4/23/25	65,000	72,266
6.75%, 4/16/40	35,000	52,046
5.88%, 4/23/45	250,000	354,312

Total Peru		478,624

Spain - 0.2%
Banco Santander S.A.
4.25%, 4/11/27	200,000	229,917
3.80%, 2/23/28	200,000	224,353
Telefonica Emisiones S.A.
4.10%, 3/8/27	500,000	574,467
7.05%, 6/20/36	195,000	293,551
5.52%, 3/1/49	400,000	534,940

Total Spain		1,857,228

Switzerland - 0.2%
Credit Suisse Group AG
3.75%, 3/26/25	300,000	333,427
4.55%, 4/17/26	250,000	293,154
Novartis Capital Corp.
4.40%, 5/6/44	395,000	549,336
4.00%, 11/20/45	50,000	65,500
2.75%, 8/14/50	125,000	137,627
Syngenta Finance N.V.
3.13%, 3/28/22	318,000	324,408
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	132,395

Total Switzerland		1,835,847

United Kingdom - 1.4%
AstraZeneca PLC
3.38%, 11/16/25	446,000	502,593
3.13%, 6/12/27(b)	457,000	515,489
1.38%, 8/6/30	250,000	247,564
6.45%, 9/15/37	250,000	390,269
4.38%, 8/17/48	30,000	41,157
Barclays PLC
4.61%, 2/15/23, (4.61% fixed rate until 2/15/22; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	340,000	355,733
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	245,000	264,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	$200,000	$217,969
4.38%, 1/12/26	200,000	228,772
4.84%, 5/9/28	250,000	283,291
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	689,989
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	500,000	589,916
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(d)	250,000	260,478
4.95%, 1/10/47	250,000	341,003
BAT Capital Corp.
3.22%, 8/15/24	300,000	324,398
3.56%, 8/15/27	755,000	839,840
4.39%, 8/15/37	500,000	563,559
3.98%, 9/25/50	250,000	264,054
BP Capital Markets PLC
3.28%, 9/19/27	156,000	174,515
3.72%, 11/28/28	125,000	144,407
British Telecommunications PLC
5.13%, 12/4/28	250,000	306,573
9.63%, 12/15/30	102,000	166,240
CNH Industrial N.V.
3.85%, 11/15/27	25,000	27,804
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	111,000	132,115
HSBC Holdings PLC
4.38%, 11/23/26	250,000	286,052
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	318,000	361,302
4.95%, 3/31/30	350,000	436,917
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(b)(d)	415,000	478,527
Janus Capital Group, Inc.
4.88%, 8/1/25	2,000	2,312
Lloyds Banking Group PLC
4.58%, 12/10/25	250,000	281,769
4.65%, 3/24/26	320,000	365,675
4.55%, 8/16/28(b)	250,000	302,404
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	250,000	280,712
Natwest Group PLC
3.88%, 9/12/23	205,000	222,258
6.00%, 12/19/23	122,000	138,512
5.13%, 5/28/24	475,000	530,575
4.52%, 6/25/24, (4.519% fixed rate until 6/25/23; 3-month U.S. dollar London Interbank Offered Rate + 1.55% thereafter)(d)	225,000	245,025
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	230,000	276,822
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	200,000	245,622
3.03%, 11/28/35, (3.032% fixed rate until 8/28/2030; 5-year Constant Maturity Treasury Rate + 2.350% thereafter)(d)	250,000	252,485
nVent Finance SARL
4.55%, 4/15/28	84,000	91,017
RELX Capital, Inc.
4.00%, 3/18/29	46,000	54,678
Reynolds American, Inc.
4.45%, 6/12/25	190,000	216,833
5.70%, 8/15/35	125,000	158,778
6.15%, 9/15/43	220,000	288,765
5.85%, 8/15/45	134,000	171,946
Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	225,509
Unilever Capital Corp.
2.90%, 5/5/27	120,000	133,849
3.50%, 3/22/28	320,000	372,088
Vodafone Group PLC
3.75%, 1/16/24	142,000	155,458
4.13%, 5/30/25	95,000	108,744
4.38%, 5/30/28	402,000	483,015
7.88%, 2/15/30	174,000	257,431
5.00%, 5/30/38	82,000	106,988
5.25%, 5/30/48	105,000	143,974
4.88%, 6/19/49	500,000	655,994
4.25%, 9/17/50	30,000	36,864
WPP Finance 2010
3.63%, 9/7/22	6,000	6,284
3.75%, 9/19/24	119,000	131,128

Total United Kingdom		16,378,551

TOTAL FOREIGN CORPORATE BONDS (Cost: $52,342,706)		56,784,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.1%
Hydro-Quebec
9.38%, 4/15/30, Series HK	$10,000	$16,664
Province of New Brunswick Canada
3.63%, 2/24/28	679,000	789,285

Total Canada		805,949

Germany - 0.1%
Kreditanstalt fuer Wiederaufbau
0.75%, 9/30/30	500,000	492,389
5.78%, 6/29/37(e)	377,000	300,620

Total Germany		793,009

Japan - 0.1%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	213,028
1.88%, 7/21/26	250,000	265,693
2.88%, 6/1/27	770,000	868,122
2.88%, 7/21/27	250,000	282,254
3.50%, 10/31/28	200,000	238,676
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	267,849

Total Japan		2,135,622

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,465,430)		3,734,580

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%

Chile - 0.0%
Chile Government International Bond
3.24%, 2/6/28	318,000	357,306

Colombia - 0.2%
Colombia Government International Bond
4.50%, 1/28/26	550,000	615,920
3.88%, 4/25/27	770,000	847,431
7.38%, 9/18/37	162,000	233,282
5.63%, 2/26/44	200,000	255,300
5.20%, 5/15/49	200,000	252,623

Total Colombia		2,204,556

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	39,678
5.75%, 11/22/23	166,000	189,895
7.63%, 3/29/41	200,000	357,587

Total Hungary		587,160

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 2/11/24	205,000	227,734
3.50%, 1/11/28	200,000	224,095
4.10%, 4/24/28	460,000	534,869
4.35%, 1/11/48	250,000	304,264
5.35%, 2/11/49	200,000	279,139

Total Indonesia		1,570,101

Israel - 0.0%
Israel Government International Bond
2.88%, 3/16/26	400,000	440,604

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	350,000	372,199
5.38%, 6/15/33	371,000	480,935

Total Italy		853,134

Mexico - 0.5%
Mexico Government International Bond
3.63%, 3/15/22	622,000	647,664
4.00%, 10/2/23	182,000	197,942
3.60%, 1/30/25	225,000	246,389
4.13%, 1/21/26	300,000	340,221
4.15%, 3/28/27	457,000	520,128
4.50%, 4/22/29	370,000	427,492
2.66%, 5/24/31	250,000	250,847
7.50%, 4/8/33, Series MTNA	105,000	150,919
6.75%, 9/27/34, Series MTNA	380,000	527,182
6.05%, 1/11/40	126,000	165,303
4.75%, 3/8/44	214,000	247,289
5.55%, 1/21/45	209,000	266,738
4.35%, 1/15/47	305,000	337,572
4.60%, 2/10/48	200,000	228,161
4.50%, 1/31/50	500,000	567,505
3.77%, 5/24/61	250,000	250,000
5.75%, 10/12/2110	20,000	25,111

Total Mexico		5,396,463

Panama - 0.2%
Panama Government International Bond
3.75%, 3/16/25	250,000	274,789
8.88%, 9/30/27	256,000	367,314
3.88%, 3/17/28	200,000	226,971
9.38%, 4/1/29	315,000	486,618
6.70%, 1/26/36	310,000	456,647
4.50%, 5/15/47	200,000	253,861
4.50%, 4/1/56	250,000	318,750

Total Panama		2,384,950

Peru - 0.1%
Peruvian Government International Bond
4.13%, 8/25/27	204,000	237,623
2.84%, 6/20/30	540,000	589,982
8.75%, 11/21/33	261,000	435,792
6.55%, 3/14/37	80,000	119,544
2.78%, 12/1/60	250,000	247,628

Total Peru		1,630,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Philippines - 0.2%
Philippine Government International Bond
5.50%, 3/30/26	$200,000	$249,139
3.00%, 2/1/28	450,000	498,853
9.50%, 2/2/30	307,000	506,189
7.75%, 1/14/31	125,000	191,977
6.38%, 1/15/32	285,000	407,513
3.95%, 1/20/40	200,000	240,554
3.70%, 2/2/42	430,000	502,975

Total Philippines		2,597,200

Poland - 0.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	308,000	348,002

Uruguay - 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	135,000	158,938
4.38%, 1/23/31	50,000	60,516
7.63%, 3/21/36	30,000	47,717
4.13%, 11/20/45	60,000	73,126
5.10%, 6/18/50	350,000	482,319
4.98%, 4/20/55	140,000	190,575

Total Uruguay		1,013,191

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $17,793,582)		19,383,236

SUPRANATIONAL BONDS - 0.1%
Inter-American Development Bank
3.88%, 10/28/41	100,000	139,436
3.20%, 8/7/42	677,000	869,688
4.38%, 1/24/44	100,000	152,015
International Bank for Reconstruction & Development
4.75%, 2/15/35	55,000	79,421

TOTAL SUPRANATIONAL BONDS (Cost: $1,161,923)		1,240,560

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

United States - 7.3%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	278,592
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,730
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	543,432
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	113,486
Bank
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	413,455
2.85%, 10/17/52, Series 2019-BN21, Class A5	500,000	554,423
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	534,553
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	215,209
4.23%, 9/15/60, Series 2018-BN14, Class A4^(d)	577,767	687,110
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	11,278
4.26%, 5/15/61, Series 2018-BN12, Class A4^(d)	210,000	250,547
3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	341,523
2.76%, 9/15/62, Series 2019-BN20, Class A2	500,000	550,821
2.69%, 3/15/63, Series 2020-BN26, Class AS	440,000	468,531
Barclays Commercial Mortgage Trust
3.67%, 2/15/50, Series 2017-C1, Class A4	400,000	456,758
Benchmark Mortgage Trust
3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	401,698
3.88%, 2/15/51, Series 2018-B2, Class A5^(d)	230,000	268,630
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	399,451
3.96%, 1/15/52, Series 2018-B8, Class A4	400,000	466,610
3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	135,697
4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	596,730
2.29%, 3/15/53, Series 2020-B17, Class A5	1,700,000	1,811,953
CD Mortgage Trust
2.46%, 8/10/49, Series 2016-CD1, Class A3	340,000	358,328
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	114,776
4.21%, 8/15/51, Series 2018-CD7, Class ASB	300,000	348,298
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	299,357
CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	224,551
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	546,498
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	64,685	68,446
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	379,512
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	558,021
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	563,168
3.72%, 12/10/49, Series 2016-P6, Class A5^(d)	100,000	114,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.47%, 9/15/50, Series 2017-P8, Class A4	$300,000	$341,358
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	229,175
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	600,732
3.04%, 11/10/52, Series 2019-GC43, Class A4	380,000	426,325
2.87%, 8/10/56, Series 2019-GC41, Class A5	410,000	455,056
3.52%, 9/10/58, Series 2015-GC33, Class AAB	287,672	305,881
Commercial Mortgage Trust
3.91%, 5/15/45, Series 2012-CR1, Class AM	245,000	253,162
3.92%, 8/10/46, Series 2013-CR10, Class A3	99,733	107,303
4.21%, 8/10/46, Series 2013-CR10, Class A4^(d)	195,000	212,062
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	542,169
4.19%, 11/10/46, Series 2013-CR13, Class A4^(d)	500,000	548,544
3.78%, 4/10/47, Series 2014-CR16, Class A3	399,995	429,393
3.50%, 8/10/47, Series 2014-CR19, Class ASB	230,288	242,181
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	546,714
3.08%, 2/10/48, Series 2015-DC1, Class A4	400,000	419,106
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	55,305
3.51%, 8/10/48, Series 2015-CR25, Class A3	542,385	587,859
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	335,292
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	243,293
3.53%, 2/10/49, Series 2016-CR28, Class ASB	395,259	422,210
4.26%, 8/10/50, Series 2013-CR11, Class A4	600,000	655,124
3.96%, 5/10/51, Series 2018-COR3, Class A2	400,000	464,759
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	596,997
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	249,900	268,222
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	841,564
3.31%, 11/15/49, Series 2016-C7, Class ASB	210,000	223,125
3.79%, 4/15/50, Series 2015-C1, Class AS^(d)	82,000	89,201
3.46%, 11/15/50, Series 2017-CX10, Class A5^(d)	500,000	564,582
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	353,987
3.02%, 9/15/52, Series 2019-C17, Class A5	343,000	381,665
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
3.97%, 1/25/21, Series K013, Class A2^(d)	145,470	145,501
2.87%, 12/25/21, Series K017, Class A2	44,692	45,659
2.27%, 3/25/22, Series K019, Class A2	478,826	489,130
2.79%, 6/25/22, Series KS03, Class A2	550,000	567,644
2.51%, 11/25/22, Series K026, Class A2	250,000	258,937
2.62%, 3/25/23, Series K035, Class A1	56,176	57,064
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	394,438
3.46%, 8/25/23, Series K035, Class A2^(d)	775,000	832,787
3.06%, 11/25/23, Series K724, Class A2^(d)	400,000	427,519
3.00%, 1/25/24, Series K725, Class A2	1,000,000	1,074,272
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	542,590
2.49%, 11/25/24, Series K045, Class A1	161,971	166,766
2.67%, 12/25/24, Series K042, Class A2	160,000	173,472
3.06%, 12/25/24, Series K043, Class A2	199,000	218,118
3.02%, 1/25/25, Series K045, Class A2	55,000	60,289
3.16%, 5/25/25, Series KS03, Class A4^(d)	565,000	613,622
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	223,364
3.28%, 6/25/25, Series K048, Class A2^(d)	600,000	669,249
3.01%, 7/25/25, Series K049, Class A2	360,000	397,314
3.75%, 8/25/25, Series K733, Class A2	750,000	843,516
3.15%, 11/25/25, Series K052, Class A2	125,000	139,384
2.34%, 7/25/26, Series K058, Class A1	506,151	532,295
2.86%, 10/25/26, Series K065, Class A1	294,670	316,318
3.22%, 3/25/27, Series K064, Class A2	1,500,000	1,716,728
3.33%, 5/25/27, Series K065, Class AM	59,000	67,645
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	230,213
3.44%, 12/25/27, Series K072, Class A2	420,000	490,484
3.35%, 1/25/28, Series K073, Class A2	300,000	347,882
3.93%, 6/25/28, Series K079, Class A2	400,000	481,153
3.93%, 7/25/28, Series K080, Class A2^(d)	685,000	827,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.86%, 11/25/28, Series K086, Class A2^(d)	$400,000	$480,123
3.77%, 12/25/28, Series K087, Class A2	1,200,000	1,433,261
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,230,419
3.63%, 1/25/29, Series K089, Class AM^(d)	750,000	887,003
3.29%, 3/25/29, Series K153, Class A2^(d)	615,000	718,359
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,181,704
3.30%, 4/25/29, Series K092, Class A2	1,350,000	1,575,711
2.65%, 11/25/29, Series K103, Class A2	700,000	789,650
3.75%, 11/25/29, Series K155, Class A1	1,452,342	1,664,697
3.95%, 12/25/29, Series K159, Class A1	199,829	233,133
1.87%, 1/25/30, Series K105, Class A2	1,700,000	1,815,801
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.73%, 10/25/21, Series 2012-M1, Class A2	248,498	251,324
2.72%, 2/25/22, Series 2012-M2, Class A2	214,632	218,508
2.38%, 5/25/22, Series 2012-M13, Class A2	49,184	50,297
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	27,719	28,459
2.63%, 4/25/23, Series 2013-M14, Class APT^(d)	20,156	20,289
2.16%, 10/25/23, Series 2016-M7, Class AV2	479,379	493,711
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	70,021	74,276
3.50%, 1/25/24, Series 2014-M3, Class A2^(d)	73,949	80,062
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	564,994	611,983
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	291,822
2.14%, 5/25/26, Series 2016-M6, Class A1	149,514	156,511
2.00%, 6/25/26, Series 2016-M9, Class A1	372,369	382,595
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	204,413
2.50%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	546,983
2.63%, 4/25/27, Series 2015-M10, Class A1	1,341	1,340
3.20%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	554,902
3.15%, 3/25/28, Series 2018-M7, Class A2^(d)	615,000	703,495
3.44%, 6/25/28, Series 2018-M8, Class A2^(d)	80,000	92,757
3.48%, 7/25/28, Series 2018-M10, Class A2^(d)	650,000	752,790
3.30%, 8/1/28, Series 2019-M6, Class A1	966,560	1,066,411
3.67%, 9/25/28, Series 2019-M1, Class A2^(d)	2,000,000	2,356,085
3.45%, 1/1/29, Series 2019-M6, Class A2	710,000	820,046
3.27%, 2/25/29, Series 2019 -M5, Class A2	750,000	870,442
3.29%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	73,255
3.09%, 2/25/30, Series 2018-M3, Class A1^(d)	956,656	1,049,968
3.82%, 9/25/30, Series 2018-M13, Class A2^(d)	300,000	363,927
2.94%, 7/25/39, Series 2016-M11, Class AL	519,675	532,297
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	92,250
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	270,986
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	76,353
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	324,171
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	547,899
3.47%, 11/10/48, Series 2015-GS1, Class A2	350,000	379,128
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	255,818
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	295,811
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	450,680
3.43%, 8/10/50, Series 2017-GS7, Class A4	170,000	192,635
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	500,000	582,229
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	349,099
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	355,189
2.91%, 2/13/53, Series 2020-GC45, Class A5	500,000	558,110
JP Morgan Chase Commercial Mortgage Securities Trust
4.21%, 1/15/46, Series 2013-C13, Class AS^(d)	425,000	452,694
3.81%, 7/15/47, Series 2014-C20, Class A5	500,000	546,192
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	217,539
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	409,426
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	106,545
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	102,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
3.93%, 1/15/47, Series 2013-C17, Class A3	$91,925	$97,873
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	218,858
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	859,473
3.29%, 1/15/48, Series 2014-C26, Class ASB	119,020	125,136
3.34%, 5/15/48, Series 2015-C29, Class A3A1	225,233	242,906
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	556,925
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	449,823
3.39%, 6/13/52, Series 2019-COR5, Class A4	500,000	573,171
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	607,101
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	103,475
2.92%, 2/15/46, Series 2013-C7, Class A4	535,000	556,432
3.89%, 6/15/47, Series 2014-C16, Class A5	70,000	76,283
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	399,838
3.07%, 2/15/48, Series 2015-C20, Class ASB	212,256	222,118
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	216,438
3.08%, 3/15/48, Series 2015-C21, Class A3	622,012	660,250
3.04%, 4/15/48, Series 2015-C22, Class ASB	179,026	187,053
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	103,095
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	278,731
3.10%, 11/15/49, Series 2016-C31, Class A5	500,000	548,379
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	193,762
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	287,809
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	552,628
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	316,753
3.01%, 7/15/52, Series 2019-H7, Class A3	400,000	433,047
SG Commercial Mortgage Securities Trust
3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	323,284
UBS Commercial Mortgage Trust
3.47%, 11/15/50, Series 2017-C5, Class A5	300,000	337,358
3.78%, 11/15/50, Series 2017-C5, Class AS^(d)	400,000	451,010
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	287,300
UBS-Citigroup Commercial Mortgage Trust
3.60%, 1/10/45, Series 2011-C1, Class A3	163,235	165,733
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	176,445	181,786
2.91%, 2/15/48, Series 2015-C26, Class A3	447,677	481,856
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	217,712
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	278,888
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	112,488
2.65%, 8/15/49, Series 2016-BNK1, Class A3	500,000	540,110
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	287,784
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	226,713
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	277,546
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	227,823
3.47%, 11/15/50, Series 2017-C41, Class A4	250,000	282,832
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	471,071
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	454,100
3.73%, 5/15/52, Series 2019-C50, Class A5	500,000	579,853
4.02%, 5/15/52, Series 2019-C50, Class ASB	500,000	576,942
2.73%, 2/15/53, Series 2020-C55, Class A5	450,000	495,347
3.64%, 1/15/59, Series 2016-NXS5, Class A6	320,000	360,601
3.12%, 1/15/60, Series 2017-RC1, Class A2	117,072	119,454
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	514,398
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	216,037
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	109,278
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,892
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	845,485
3.41%, 8/15/47, Series 2014-C21, Class A4	224,909	238,804
3.43%, 11/15/47, Series 2014-C25, Class A3	38,040	38,704
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	110,199

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $83,529,820)		88,339,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
MUNICIPAL BONDS - 1.5%

United States - 1.5%
Alameda County Joint Powers Authority
7.05%, 12/1/44	$150,000	$256,144
Bay Area Toll Authority
2.57%, 4/1/31	275,000	296,136
6.26%, 4/1/49	480,000	831,014
City of Houston, TX
3.96%, 3/1/47	750,000	930,247
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	160,982
Dallas Area Rapid Transit
6.00%, 12/1/44	175,000	263,867
5.02%, 12/1/48	130,000	184,478
Grand Parkway Transportation Corp.
5.18%, 10/1/42, Series E	250,000	354,805
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	168,226
Los Angeles Department of Water & Power Power System Revenue
6.57%, 7/1/45	70,000	119,252
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	113,926
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	442,472
Municipal Electric Authority of Georgia
6.64%, 4/1/57	218,000	327,464
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	595,000	674,766
6.10%, 12/15/28, Series C	85,000	85,174
New York City Water & Sewer System
5.75%, 6/15/41	320,000	493,424
6.01%, 6/15/42	225,000	358,283
5.44%, 6/15/43	500,000	762,910
Ohio State University (The)
4.91%, 6/1/40	380,000	531,027
Port Authority of New York & New Jersey
5.65%, 11/1/40	525,000	746,582
4.93%, 10/1/51	200,000	274,170
4.46%, 10/1/62	200,000	261,100
Regional Transportation District Sales Tax Revenue
5.84%, 11/1/50, Series B	605,000	979,592
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	100,000	115,962
3.82%, 1/1/48	680,000	717,067
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	510,000	548,587
State of California
4.50%, 4/1/33	300,000	356,223
7.55%, 4/1/39	635,000	1,109,872
7.63%, 3/1/40	500,000	868,655
7.60%, 11/1/40	425,000	769,080
State of Illinois
4.95%, 6/1/23	219,818	224,091
5.10%, 6/1/33	595,000	597,350
6.63%, 2/1/35	100,000	109,696
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/49	500,000	551,585
University of California
4.60%, 5/15/31, Series AJ	50,000	59,826
5.77%, 5/15/43	230,000	331,140
5.95%, 5/15/45	265,000	383,781
4.86%, 5/15/2112, Series AD	456,000	643,270
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 9/15/2119	370,000	415,847
University of Virginia
3.23%, 9/1/2119, Series A	150,000	152,753

TOTAL MUNICIPAL BONDS (Cost: $16,636,685)		17,570,826

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	485,000	497,644
American Express Credit Account Master Trust
3.18%, 4/15/24, Series 2018-8, Class A	100,000	102,354
2.67%, 11/15/24, Series 2019-2, Class A	205,000	211,877
Barclays Dryrock Issuance Trust
1.96%, 5/15/25, Series 2019-1, Class A	200,000	205,238
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	50,000	50,761
Capital One Multi-Asset Execution Trust
2.84%, 12/15/24, Series 2019-A1, Class A1	604,000	623,132
Capital One Prime Auto Receivables Trust
1.92%, 5/15/24, Series 2019-2, Class A3	305,000	310,740
CarMax Auto Owner Trust
3.26%, 8/15/24, Series 2019-1, Class A4	256,000	270,645
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	370,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

Investments in Long Securities	Principal Amount	Value
Discover Card Execution Note Trust
3.04%, 7/15/24, Series 2019-A1, Class A1	$385,000	$397,180
Drive Auto Receivables Trust
4.09%, 6/15/26, Series 2019-1, Class D	300,000	314,399
GM Financial Consumer Automobile Receivables Trust
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	77,867
Honda Auto Receivables Owner Trust
3.16%, 8/19/24, Series 2018-2, Class A4	340,000	348,312
Hyundai Auto Receivables Trust
2.79%, 7/15/22, Series 2018-A, Class A3	64,585	65,076
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	144,737
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	128,960
Toyota Auto Receivables Owner Trust
3.00%, 5/15/24, Series 2019-A, Class A4	645,000	676,920
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	250,000	251,434
World Omni Auto Receivables Trust
3.33%, 4/15/24, Series 2018-D, Class A3	238,755	244,045
3.04%, 5/15/24, Series 2019-A, Class A3	104,298	106,432

TOTAL ASSET-BACKED SECURITIES (Cost: $5,294,798)		5,398,699

REPURCHASE AGREEMENT - 5.8%

United States - 5.8%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/20 (tri-party custodian: The Bank of New York Mellon Corp.), 0.08% due 12/1/20; Proceeds at maturity - $70,660,157 (fully collateralized by Fannie Mae Pool, 2.00% - 4.00% due 11/1/50, Freddie Mac Pool, 1.50% - 2.00% due 11/1/50; Market value including accrued interest - $74,193,888) (Cost: $70,660,000)	70,660,000	70,660,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(f) (Cost: $5,804,493)	5,804,493	5,804,493

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 106.1% (Cost: $1,237,309,128)		1,282,389,870

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.5)%

Government National Mortgage Association - (0.3)%
3.00%, 12/1/50(a)	$(1,400,000)	(1,461,360)
3.50%, 12/1/50(a)	(2,000,000)	(2,113,125)

Total Government National Mortgage Association		(3,574,485)

Uniform Mortgage-Backed Securities - (0.2)%
3.50%, 12/1/50(a)	(2,300,000)	(2,426,141)
3.50%, 1/1/51(a)	(400,000)	(422,483)

Total Uniform Mortgage-Backed Securities		(2,848,624)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $6,421,766)		(6,423,109)

Other Assets less Liabilities - (5.6)%		(67,689,926)

NET ASSETS - 100.0%		$1,208,276,835

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at November 30, 2020. At November 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,754,515. The Fund also had securities on loan having a total market value of $177,031 that were sold and pending settlement. The total market value of the collateral held by the Fund was $6,091,090. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $286,597.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2020.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$502,444,639	$—	$502,444,639
U.S. Government Obligations	—	197,184,912	—	197,184,912
U.S. Corporate Bonds	—	313,844,682	—	313,844,682
Foreign Corporate Bonds	—	56,784,062	—	56,784,062
Foreign Government Agencies	—	3,734,580	—	3,734,580
Foreign Government Obligations	—	19,383,236	—	19,383,236
Supranational Bonds	—	1,240,560	—	1,240,560
Commercial Mortgage-Backed Securities	—	88,339,181	—	88,339,181
Municipal Bonds	—	17,570,826	—	17,570,826
Asset-Backed Securities	—	5,398,699	—	5,398,699
Repurchase Agreement	—	70,660,000	—	70,660,000
Investment of Cash Collateral for Securities Loaned	—	5,804,493	—	5,804,493

Total Investments in Securities	$—	$1,282,389,870	$—	$1,282,389,870

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(6,423,109)	$—	$(6,423,109)

Total - Net	$—	$1,275,966,761	$—	$1,275,966,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 14.5%

Federal Home Loan Bank - 0.3%
0.08%, 1/20/21(a)	$350,000	$349,966
3.63%, 6/11/21	100,000	101,849

Total Federal Home Loan Bank		451,815

Federal Home Loan Mortgage Corporation - 0.4%
0.38%, 4/20/23	500,000	502,348

Federal National Mortgage Association - 0.1%
2.63%, 9/6/24	200,000	217,773

Tennessee Valley Authority - 0.1%
0.75%, 5/15/25	86,000	87,070

Uniform Mortgage-Backed Securities - 13.6%
1.50%, 12/1/35(b)	4,300,000	4,409,684
2.00%, 12/1/35(b)	13,954,000	14,529,602

Total Uniform Mortgage-Backed Securities		18,939,286

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $20,114,352)		20,198,292

U.S. GOVERNMENT OBLIGATIONS - 50.0%

U.S. Treasury Bills - 14.1%
0.08%, 12/1/20*	70,000	70,000
0.08%, 12/31/20*	7,225,000	7,224,563
0.09%, 1/5/21*	3,875,000	3,874,770
0.07%, 1/7/21*	4,000,000	3,999,702
0.07%, 1/12/21*	1,050,000	1,049,914
0.09%, 2/4/21*	3,400,000	3,399,524

Total U.S. Treasury Bills		19,618,473

U.S. Treasury Bond - 1.0%
7.63%, 11/15/22	1,222,000	1,401,290

U.S. Treasury Notes - 34.9%
2.25%, 4/30/21	500,000	504,513
1.13%, 6/30/21	1,165,000	1,172,076
2.13%, 8/15/21	2,442,000	2,477,088
2.88%, 10/15/21	617,000	631,950
2.13%, 12/31/21	857,000	875,680
1.88%, 1/31/22	596,000	608,246
0.13%, 4/30/22	1,200,000	1,200,234
0.13%, 5/31/22	1,775,000	1,774,931
1.50%, 8/15/22	1,589,000	1,626,149
1.50%, 9/15/22	900,000	921,797
1.75%, 9/30/22	1,733,000	1,784,279
1.63%, 11/15/22	2,215,000	2,279,417
0.25%, 4/15/23	1,230,000	1,232,835
0.13%, 5/15/23	490,000	489,617
2.63%, 6/30/23	332,800	353,899
2.50%, 8/15/23	1,801,000	1,914,759
2.75%, 8/31/23	1,309,200	1,401,662
2.88%, 9/30/23	1,614,000	1,737,131
2.13%, 3/31/24	1,935,000	2,057,978
2.00%, 5/31/24	2,000,000	2,123,906
1.25%, 8/31/24	4,942,000	5,126,746
1.50%, 10/31/24	2,335,000	2,447,463
1.50%, 11/30/24	2,000,000	2,097,813
1.75%, 12/31/24	3,933,000	4,167,905
1.13%, 2/28/25	238,000	246,339
0.25%, 5/31/25	990,000	987,138
2.88%, 5/31/25	552,000	615,070
0.25%, 6/30/25	5,000,000	4,982,422
0.25%, 8/31/25	500,000	497,949
0.63%, 5/15/30	265,000	260,528

Total U.S. Treasury Notes		48,597,520

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $68,691,499)		69,617,283

U.S. CORPORATE BONDS - 28.4%

United States - 28.4%
3M Co.
2.25%, 3/15/23	113,000	117,925
Abbott Laboratories
3.88%, 9/15/25	200,000	229,159
AbbVie, Inc.
3.45%, 3/15/22	71,000	73,366
3.25%, 10/1/22	142,000	148,209
2.90%, 11/6/22	449,000	469,574
3.85%, 6/15/24	5,000	5,509
Adobe, Inc.
1.90%, 2/1/25	122,000	129,083
3.25%, 2/1/25	50,000	55,232
Aetna, Inc.
2.75%, 11/15/22	63,000	65,462
3.50%, 11/15/24	27,000	29,744
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	27,537
Air Lease Corp.
3.88%, 4/1/21	111,000	111,862
2.25%, 1/15/23	200,000	205,151
Aircastle Ltd.
4.13%, 5/1/24	157,000	161,855
Altera Corp.
4.10%, 11/15/23	50,000	55,417
Altria Group, Inc.
4.00%, 1/31/24	169,000	186,027
Amazon.com, Inc.
0.80%, 6/3/25	50,000	50,749
American Express Co.
2.65%, 12/2/22	124,000	129,734
3.00%, 10/30/24	76,000	82,678
3.63%, 12/5/24	226,000	250,937
American Honda Finance Corp.
2.40%, 6/27/24	50,000	53,201
2.15%, 9/10/24	400,000	422,295
1.00%, 9/10/25	111,000	112,093
American International Group, Inc.
4.13%, 2/15/24	42,000	46,808
American Tower Corp.
3.50%, 1/31/23	358,000	381,142
Ameriprise Financial, Inc.
4.00%, 10/15/23	255,000	281,222
3.70%, 10/15/24	47,000	52,405
3.00%, 4/2/25	50,000	54,553
Amgen, Inc.
2.65%, 5/11/22	50,000	51,575
3.63%, 5/15/22	164,000	170,583
3.63%, 5/22/24	149,000	163,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
Amphenol Corp.
3.20%, 4/1/24	$50,000	$53,982
Anthem, Inc.
3.30%, 1/15/23	219,000	232,038
Aon Corp.
2.20%, 11/15/22	74,000	76,615
Appalachian Power Co.
3.40%, 6/1/25	52,000	57,428
Apple, Inc.
2.40%, 5/3/23	150,000	157,525
Ares Capital Corp.
3.63%, 1/19/22	75,000	77,085
Arrow Electronics, Inc.
3.50%, 4/1/22	65,000	67,033
3.25%, 9/8/24	251,000	270,692
Assurant, Inc.
4.20%, 9/27/23	64,000	69,530
AT&T, Inc.
4.45%, 4/1/24	216,000	241,386
AvalonBay Communities, Inc.
3.45%, 6/1/25	101,000	112,682
Bank of America Corp.
5.70%, 1/24/22	135,000	143,454
3.12%, 1/20/23, (3.124% fixed rate until 1/20/22; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	30,000	30,902
2.88%, 4/24/23, (2.881% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 1.021% thereafter)(c)	140,000	144,625
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(c)	175,000	181,655
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	150,000	157,575
4.13%, 1/22/24	72,000	79,672
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	157,000	167,278
4.00%, 4/1/24	117,000	129,721
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	207,000	223,955
Bank of New York Mellon Corp. (The)
2.95%, 1/29/23	111,000	117,016
3.40%, 5/15/24	254,000	277,769
3.00%, 2/24/25, Series G	50,000	54,795
Becton Dickinson and Co.
2.89%, 6/6/22	82,000	84,824
BGC Partners, Inc.
5.38%, 7/24/23	231,000	248,183
Biogen, Inc.
3.63%, 9/15/22	50,000	52,849
Black Hills Corp.
4.25%, 11/30/23	121,000	132,467
BlackRock, Inc.
3.50%, 3/18/24	34,000	37,536
Block Financial LLC
5.50%, 11/1/22	43,000	45,868
Boardwalk Pipelines L.P.
4.95%, 12/15/24	67,000	73,876
Boeing Co. (The)
1.88%, 6/15/23	200,000	202,057
BP Capital Markets America, Inc.
3.25%, 5/6/22	87,000	90,610
3.22%, 11/28/23	200,000	214,962
3.80%, 9/21/25	112,000	126,841
Bristol-Myers Squibb Co.
3.25%, 8/15/22	209,000	219,335
2.90%, 7/26/24	57,000	61,494
Broadcom, Inc.
3.46%, 9/15/26	100,000	110,670
Brown-Forman Corp.
3.50%, 4/15/25	132,000	146,756
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	120,000	132,221
Campbell Soup Co.
3.65%, 3/15/23	35,000	37,434
Capital One Financial Corp.
4.75%, 7/15/21	126,000	129,447
3.50%, 6/15/23	98,000	105,182
Cardinal Health, Inc.
2.62%, 6/15/22	136,000	140,135
Caterpillar Financial Services Corp.
2.95%, 2/26/22	191,000	197,331
2.15%, 11/8/24	74,000	78,515
Caterpillar, Inc.
3.40%, 5/15/24	81,000	88,590
Charles Schwab Corp. (The)
4.20%, 3/24/25	193,000	221,753
Charter Communications Operating LLC
4.46%, 7/23/22	203,000	214,688
4.50%, 2/1/24	36,000	40,012
Chubb INA Holdings, Inc.
3.15%, 3/15/25	167,000	184,609
Church & Dwight Co., Inc.
2.45%, 8/1/22	50,000	51,537
Cigna Corp.
3.75%, 7/15/23	114,000	123,466
3.50%, 6/15/24	249,000	271,965
Cisco Systems, Inc.
3.63%, 3/4/24	211,000	232,762
Citigroup, Inc.
4.50%, 1/14/22	80,000	83,813
3.88%, 10/25/23	487,000	535,650
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(c)	95,000	102,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.75% thereafter)(c)	$48,000	$52,163
CNH Industrial Capital LLC
4.88%, 4/1/21	81,000	82,059
4.38%, 4/5/22	50,000	52,434
Coca-Cola Co. (The)
1.75%, 9/6/24	100,000	104,897
2.88%, 10/27/25	150,000	166,830
Comcast Corp.
3.60%, 3/1/24	50,000	54,981
3.38%, 2/15/25	50,000	55,217
3.38%, 8/15/25	478,000	532,894
Comerica, Inc.
3.70%, 7/31/23	83,000	89,835
Constellation Brands, Inc.
4.25%, 5/1/23	372,000	404,964
Costco Wholesale Corp.
2.75%, 5/18/24	42,000	45,227
Crown Castle International Corp.
3.20%, 9/1/24	48,000	52,019
CVS Health Corp.
4.75%, 12/1/22	8,000	8,607
3.70%, 3/9/23	102,000	109,164
Dell International LLC
4.00%, 7/15/24(d)	140,000	154,075
Discover Bank
2.45%, 9/12/24	250,000	264,394
Discover Financial Services
3.85%, 11/21/22	50,000	53,288
Discovery Communications LLC
2.95%, 3/20/23	50,000	52,751
Dollar General Corp.
3.25%, 4/15/23	290,000	307,157
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	33,000	33,339
2.72%, 8/15/21	49,000	49,761
3.07%, 8/15/24	16,000	17,320
DR Horton, Inc.
5.75%, 8/15/23	50,000	56,164
DTE Energy Co.
2.60%, 6/15/22, Series B	150,000	154,953
Duke Energy Carolinas LLC
3.05%, 3/15/23	385,000	407,844
E*TRADE Financial Corp.
2.95%, 8/24/22	50,000	52,158
Eastman Chemical Co.
3.50%, 12/1/21	115,000	118,479
Eaton Corp.
2.75%, 11/2/22	191,000	199,719
Edison International
2.40%, 9/15/22	100,000	101,794
EI du Pont de Nemours and Co.
1.70%, 7/15/25	175,000	182,343
Enable Midstream Partners L.P.
3.90%, 5/15/24	8,000	8,048
Energy Transfer Operating L.P.
5.20%, 2/1/22	79,000	82,013
Entergy Arkansas LLC
3.70%, 6/1/24	100,000	109,477
Entergy Gulf States Louisiana LLC
5.59%, 10/1/24	107,000	126,586
Enterprise Products Operating LLC
3.35%, 3/15/23	50,000	52,956
3.90%, 2/15/24	186,000	204,113
ERP Operating L.P.
3.38%, 6/1/25	27,000	29,907
Exelon Generation Co. LLC
4.25%, 6/15/22	163,000	170,875
FedEx Corp.
3.40%, 1/14/22	38,000	39,240
Fifth Third Bancorp
3.50%, 3/15/22	200,000	207,609
Fiserv, Inc.
2.75%, 7/1/24	150,000	160,667
FNB Corp.
2.20%, 2/24/23	50,000	50,700
Fox Corp.
4.03%, 1/25/24	274,000	302,651
General Electric Co.
2.70%, 10/9/22	50,000	51,965
3.10%, 1/9/23	339,000	356,827
General Mills, Inc.
2.60%, 10/12/22	200,000	207,946
3.70%, 10/17/23	84,000	91,665
General Motors Financial Co., Inc.
3.55%, 4/9/21	198,000	200,015
3.45%, 1/14/22	155,000	159,273
3.45%, 4/10/22	80,000	82,480
3.15%, 6/30/22	161,000	166,434
Georgia Power Co.
2.20%, 9/15/24, Series A	250,000	263,551
Georgia-Pacific LLC
8.00%, 1/15/24	66,000	80,879
Gilead Sciences, Inc.
3.25%, 9/1/22	111,000	116,030
3.70%, 4/1/24	168,000	183,567
Global Payments, Inc.
3.80%, 4/1/21	28,000	28,240
Goldman Sachs Group, Inc. (The)
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(c)	175,000	182,017
4.00%, 3/3/24	607,000	671,076
Hasbro, Inc.
3.00%, 11/19/24	124,000	133,712
Hershey Co. (The)
0.90%, 6/1/25	150,000	152,052
Hess Corp.
3.50%, 7/15/24	135,000	140,540
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	72,000	76,721
2.25%, 4/1/23	100,000	103,631
Humana, Inc.
3.15%, 12/1/22	50,000	52,362
Huntington Bancshares, Inc.
3.15%, 3/14/21	50,000	50,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
International Business Machines Corp.
3.00%, 5/15/24	$487,000	$527,619
Intuit, Inc.
0.95%, 7/15/25	276,000	279,944
Invesco Finance PLC
4.00%, 1/30/24	118,000	129,318
Jabil, Inc.
4.70%, 9/15/22	2,000	2,141
Jefferies Financial Group, Inc.
5.50%, 10/18/23	130,000	143,446
John Deere Capital Corp.
2.05%, 1/9/25	200,000	212,275
JPMorgan Chase & Co.
2.78%, 4/25/23, (2.776% fixed rate until 4/25/22; 3-month U.S. dollar London Interbank Offered Rate + 0.935% thereafter)(c)	156,000	161,175
3.63%, 5/13/24	169,000	186,494
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	100,000	108,464
3.88%, 9/10/24	189,000	210,929
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	170,000	187,260
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	29,000	31,359
Keurig Dr. Pepper, Inc.
3.55%, 5/25/21	331,000	336,161
Kilroy Realty L.P.
3.45%, 12/15/24	249,000	269,073
Kinder Morgan Energy Partners L.P.
3.95%, 9/1/22	291,000	306,347
4.15%, 2/1/24	47,000	51,231
Kroger Co. (The)
2.60%, 2/1/21	130,000	130,242
2.80%, 8/1/22	400,000	415,377
3.85%, 8/1/23	50,000	54,083
Lam Research Corp.
3.80%, 3/15/25	49,000	54,874
Leidos, Inc.
2.95%, 5/15/23(d)	133,000	139,512
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	79,028
2.90%, 3/1/25	100,000	108,829
M&T Bank Corp.
3.55%, 7/26/23	150,000	162,420
Marathon Petroleum Corp.
4.75%, 12/15/23	189,000	208,822
Marriott International, Inc.
2.30%, 1/15/22	100,000	101,217
McDonald’s Corp.
2.63%, 1/15/22	93,000	95,375
MetLife, Inc.
3.00%, 3/1/25	124,000	136,294
Microsoft Corp.
3.63%, 12/15/23	138,000	151,084
Molson Coors Beverage Co.
2.10%, 7/15/21	172,000	173,560
Morgan Stanley
5.50%, 7/28/21	80,000	82,677
4.88%, 11/1/22	258,000	278,966
3.75%, 2/25/23	103,000	110,450
4.10%, 5/22/23	50,000	54,160
3.88%, 4/29/24, Series F	141,000	155,984
4.00%, 7/23/25	50,000	57,212
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	200,000	211,168
MPLX L.P.
4.00%, 2/15/25	385,000	423,657
NextEra Energy Capital Holdings, Inc.
3.20%, 2/25/22	179,000	185,175
Northrop Grumman Corp.
3.25%, 8/1/23	78,000	84,205
Omnicom Group, Inc.
3.63%, 5/1/22	25,000	26,122
ONEOK Partners L.P.
5.00%, 9/15/23	143,000	156,178
Oracle Corp.
2.95%, 11/15/24	95,000	103,131
2.50%, 4/1/25	475,000	509,967
2.95%, 5/15/25	50,000	54,651
PayPal Holdings, Inc.
2.20%, 9/26/22	245,000	253,197
PepsiCo, Inc.
3.50%, 7/17/25	200,000	225,204
Pfizer, Inc.
2.95%, 3/15/24	167,000	180,448
3.40%, 5/15/24	33,000	36,366
0.80%, 5/28/25	126,000	127,395
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	87,302
Pinnacle West Capital Corp.
1.30%, 6/15/25	143,000	145,651
Plains All American Pipeline L.P.
3.60%, 11/1/24	103,000	107,766
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	250,000	275,911
PPG Industries, Inc.
2.40%, 8/15/24	64,000	67,865
Primerica, Inc.
4.75%, 7/15/22	120,000	127,866
Private Export Funding Corp.
2.80%, 5/15/22, Series EE	41,000	42,461
2.45%, 7/15/24, Series GG	250,000	266,048
QUALCOMM, Inc.
2.90%, 5/20/24	61,000	65,719
Ralph Lauren Corp.
3.75%, 9/15/25	50,000	56,092
Raytheon Technologies Corp.
2.80%, 3/15/22(d)	25,000	25,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
Realty Income Corp.
3.88%, 7/15/24	$88,000	$97,292
Regions Financial Corp.
3.80%, 8/14/23	150,000	163,314
Republic Services, Inc.
4.75%, 5/15/23	100,000	109,497
Roper Technologies, Inc.
3.13%, 11/15/22	50,000	52,250
Ryder System, Inc.
2.80%, 3/1/22	269,000	275,817
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	100,000	105,603
Santander Holdings USA, Inc.
3.70%, 3/28/22	200,000	207,087
Schlumberger Finance Canada Ltd.
1.40%, 9/17/25	15,000	15,339
Sempra Energy
4.05%, 12/1/23	56,000	61,313
Simon Property Group L.P.
2.00%, 9/13/24	150,000	155,910
Southern California Edison Co.
1.85%, 2/1/22	29,143	29,213
3.50%, 10/1/23, Series C	49,000	52,773
3.70%, 8/1/25, Series E	100,000	112,233
Southwest Airlines Co.
2.75%, 11/16/22	69,000	71,295
4.75%, 5/4/23	50,000	54,259
State Street Corp.
3.55%, 8/18/25	111,000	126,052
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	361,000	383,439
Synchrony Financial
2.85%, 7/25/22	150,000	154,979
Synovus Financial Corp.
3.13%, 11/1/22	50,000	51,686
Time Warner Cable LLC
4.00%, 9/1/21	176,000	178,878
Timken Co. (The)
3.88%, 9/1/24	100,000	106,864
Toyota Motor Credit Corp.
0.80%, 10/16/25	50,000	50,233
Trane Technologies Global Holding Co., Ltd.
2.90%, 2/21/21	100,000	100,534
4.25%, 6/15/23	114,000	124,682
Trimble, Inc.
4.75%, 12/1/24	48,000	55,141
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(c)	83,000	89,866
Truist Financial Corp.
3.75%, 12/6/23	113,000	123,764
2.50%, 8/1/24	650,000	692,964
4.00%, 5/1/25	105,000	119,219
Tyson Foods, Inc.
3.90%, 9/28/23	171,000	186,784
United Parcel Service, Inc.
2.20%, 9/1/24	50,000	53,094
3.90%, 4/1/25	100,000	113,071
UnitedHealth Group, Inc.
2.38%, 8/15/24	250,000	266,529
US Bancorp
2.40%, 7/30/24	50,000	53,199
Utah Acquisition Sub, Inc
3.15%, 6/15/21	149,000	150,857
Ventas Realty L.P.
3.50%, 4/15/24	124,000	134,791
Verizon Communications, Inc.
2.45%, 11/1/22	44,000	45,381
3.38%, 2/15/25	262,000	291,184
ViacomCBS, Inc.
3.70%, 8/15/24	105,000	115,018
Walgreen Co.
3.10%, 9/15/22	167,000	174,777
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	262,000	267,989
Walmart, Inc.
3.40%, 6/26/23	300,000	322,912
Waste Management, Inc.
2.40%, 5/15/23	87,000	91,037
Wells Fargo & Co.
2.50%, 3/4/21	84,000	84,488
3.50%, 3/8/22	244,000	253,736
2.63%, 7/22/22	266,000	275,686
4.48%, 1/16/24	33,000	36,583
3.00%, 2/19/25	50,000	54,234
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(c)	288,000	301,511
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	100,000	104,786
Welltower, Inc.
3.63%, 3/15/24	250,000	272,133
Williams Cos., Inc. (The)
3.60%, 3/15/22	225,000	232,918
Willis North America, Inc.
3.60%, 5/15/24	155,000	169,405
Willis Towers Watson PLC
5.75%, 3/15/21	46,000	46,696
WRKCo, Inc.
3.00%, 9/15/24	190,000	204,438
Xilinx, Inc.
2.95%, 6/1/24	84,000	90,453

TOTAL U.S. CORPORATE BONDS (Cost: $38,082,328)		39,485,874

FOREIGN CORPORATE BONDS - 5.3%

Australia - 0.2%
Westpac Banking Corp.
3.30%, 2/26/24	250,000	271,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
Belgium - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	$50,000	$52,811
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	100,000	113,662

Total Belgium		166,473

Canada - 0.7%
Bank of Montreal
3.30%, 2/5/24, Series E	150,000	162,586
1.85%, 5/1/25	251,000	263,118
Bank of Nova Scotia (The)
2.20%, 2/3/25	206,000	217,789
Emera U.S. Finance L.P.
2.70%, 6/15/21	111,000	112,091
Kinross Gold Corp.
5.13%, 9/1/21	25,000	25,550
Royal Bank of Canada
1.15%, 6/10/25	50,000	50,993
TransCanada PipeLines Ltd.
2.50%, 8/1/22	126,000	130,343

Total Canada		962,470

China - 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	288,000	317,849
Baidu, Inc.
3.08%, 4/7/25	200,000	213,706

Total China		531,555

Germany - 0.2%
Deutsche Bank AG
4.25%, 10/14/21	233,000	239,147

Japan - 1.0%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	403,581
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	196,233
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	172,000	187,479
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	175,000	176,221
2.06%, 7/14/21	102,000	103,115
2.44%, 10/19/21	290,000	295,508

Total Japan		1,362,137

Netherlands - 0.5%
Cooperatieve Rabobank UA
3.88%, 2/8/22	308,000	321,074
4.63%, 12/1/23	250,000	278,459
Shell International Finance B.V.
2.38%, 8/21/22	96,000	99,560

Total Netherlands		699,093

Peru - 0.1%
Southern Copper Corp.
3.50%, 11/8/22	91,000	96,002

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 9/18/25	25,000	25,119
Banco Santander S.A.
2.71%, 6/27/24	200,000	213,035

Total Spain		238,154

United Kingdom - 2.0%
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	150,000	161,946
BP Capital Markets PLC
3.81%, 2/10/24	90,000	98,706
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	134,016
HSBC Holdings PLC
4.25%, 3/14/24	344,000	377,466
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(c)	500,000	516,315
Lloyds Bank PLC
3.50%, 5/14/25	200,000	222,155
Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	263,000	274,680
3.90%, 3/12/24	50,000	54,839
Natwest Group PLC
5.13%, 5/28/24	255,000	284,835
RELX Capital, Inc.
3.50%, 3/16/23	50,000	53,318
Santander UK Group Holdings PLC
3.13%, 1/8/21	84,000	84,231
Santander UK PLC
2.88%, 6/18/24	200,000	214,973
Unilever Capital Corp.
3.25%, 3/7/24	125,000	135,596
Vodafone Group PLC
2.95%, 2/19/23	131,000	138,102
3.75%, 1/16/24	28,000	30,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
WPP Finance 2010
3.63%, 9/7/22	$70,000	$73,308

Total United Kingdom		2,855,140

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,166,148)		7,421,777

FOREIGN GOVERNMENT AGENCIES - 0.4%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	64,000	69,584
Province of Quebec Canada
2.63%, 2/13/23	26,000	27,322

Total Canada		96,906

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
2.63%, 1/25/22	41,000	42,134

Japan - 0.3%
Japan Bank for International Cooperation
1.75%, 10/17/24	430,000	450,263

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $583,522)		589,303

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%

Colombia - 0.3%
Colombia Government International Bond
4.38%, 7/12/21	30,000	30,733
4.00%, 2/26/24	337,000	362,354

Total Colombia		393,087

Hungary - 0.1%
Hungary Government International Bond
6.38%, 3/29/21	72,000	73,442

Italy - 0.5%
Republic of Italy Government International Bond
2.38%, 10/17/24	624,000	656,492

Mexico - 0.4%
Mexico Government International Bond
3.63%, 3/15/22	284,000	295,718
8.00%, 9/24/22, Series MTNA	301,000	338,628

Total Mexico		634,346

Poland - 0.0%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	26,502

Uruguay - 0.0%
Uruguay Government International Bond
8.00%, 11/18/22	36,667	40,425

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,760,054)		1,824,294

SUPRANATIONAL BONDS - 0.3%
Corporacion Andina de Fomento
3.75%, 11/23/23	96,000	103,992
European Investment Bank
0.63%, 7/25/25	250,000	252,241

TOTAL SUPRANATIONAL BONDS (Cost: $353,108)		356,233

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%

United States - 9.6%
Benchmark Mortgage Trust
3.66%, 2/15/51, Series 2018-B2, Class A2	920,000	961,603
Citigroup Commercial Mortgage Trust
2.82%, 4/10/46, Series 2013-GC11, Class A3	360,650	373,792
3.14%, 2/10/48, Series 2015-GC27, Class A5	580,000	624,081
2.95%, 9/10/58, Series 2015-GC33, Class A2	116,300	116,280
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	446,643	453,226
3.80%, 8/10/46, Series 2013-CR10, Class ASB	45,567	47,561
3.72%, 2/10/48, Series 2015-DC1, Class AM	561,000	605,545
2.85%, 5/10/48, Series 2015-CR23, Class A2	27,703	27,872
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,075,625
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	350,800
Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	319,698
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.19%, 12/25/20, Series K012, Class A2^(c)	29,540	29,532
2.79%, 1/25/22, Series K718, Class A2	300,000	306,378
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	1,075,000	1,169,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

Investments	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
4.93%, 11/15/45, Series 2013-C15, Class B^(c)	$44,000	$48,375
4.00%, 4/15/47, Series 2014-C19, Class A4	550,000	601,859
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	598,478	610,401
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	522,085
4.05%, 4/15/47, Series 2014-C15, Class A4	250,000	273,406
3.44%, 8/15/47, Series 2014-C17, Class A4	270,643	284,659
3.53%, 8/15/47, Series 2014-C17, Class A3	46,072	46,606
2.74%, 4/15/48, Series 2015-C22, Class A2	370,196	370,061
2.70%, 12/15/48, Series 2013-C8, Class ASB	24,774	25,102
UBS-Barclays Commercial Mortgage Trust
2.85%, 12/10/45, Series 2012-C4, Class A5	320,600	332,144
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	15,921	16,120
3.41%, 12/15/47, Series 2014-LC18, Class A5	2,566,000	2,818,035
2.60%, 6/15/49, Series 2016-C34, Class A2	75,000	75,290
3.12%, 1/15/60, Series 2017-RC1, Class A2	459,508	468,856
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	22,574	22,956
3.98%, 11/15/47, Series 2014-C25, Class AS	395,000	431,892

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $13,244,754)		13,409,428

ASSET-BACKED SECURITIES - 3.3%

United States - 3.3%
Ally Auto Receivables Trust
1.93%, 5/15/24, Series 2019-3, Class A3	240,000	244,109
Americredit Automobile Receivables Trust
2.41%, 7/8/22, Series 2016-4, Class C	158,214	158,686
Capital One Prime Auto Receivables Trust
1.63%, 8/15/25, Series 2020-1, Class A4	450,000	463,460
Carmax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	118,000	123,264
Chase Issuance Trust
1.53%, 1/15/25, Series 2020-A1, Class A1	400,000	411,120
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	430,000	455,734
Discover Card Execution Note Trust
1.89%, 10/15/24, Series 2019-A3, Class A	285,000	293,843
Ford Credit Auto Owner Trust
2.85%, 8/15/24, Series 2019-A, Class A4	100,000	104,847
GM Financial Consumer Automobile Receivables Trust
2.71%, 8/16/24, Series 2019-2, Class A4	1,100,000	1,146,217
Honda Auto Receivables Owner Trust
2.90%, 6/18/24, Series 2019-1, Class A4	200,000	208,186
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	100,000	103,384
Toyota Auto Receivables Owner Trust
2.12%, 2/15/23, Series 2017-D, Class A4	800,000	809,623

TOTAL ASSET-BACKED SECURITIES (Cost: $4,482,230)		4,522,473

TOTAL INVESTMENTS IN SECURITIES - 113.1% (Cost: $154,477,995)		157,424,957
Other Assets less Liabilities - (13.1)%		(18,222,602)

NET ASSETS - 100.0%		$139,202,355

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2020.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2020 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$20,198,292	$—	$20,198,292
U.S. Government Obligations	—	69,617,283	—	69,617,283
U.S. Corporate Bonds	—	39,485,874	—	39,485,874
Foreign Corporate Bonds	—	7,421,777	—	7,421,777
Foreign Government Agencies	—	589,303	—	589,303
Foreign Government Obligations	—	1,824,294	—	1,824,294
Supranational Bonds	—	356,233	—	356,233
Commercial Mortgage-Backed Securities	—	13,409,428	—	13,409,428
Asset-Backed Securities	—	4,522,473	—	4,522,473

Total Investments in Securities	$—	$157,424,957	$—	$157,424,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.4%

U.S. Treasury Bills - 93.4%
0.08%, 2/18/21*	$63,200,000	$63,189,945
0.08%, 2/25/21*	40,000,000	39,992,594

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $103,182,219)		103,182,539

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $4,840,097)	193,256	4,850,726

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $108,022,316)		108,033,265
Other Assets less Liabilities - 2.2%		2,444,534

NET ASSETS - 100.0%		$110,477,799

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2020 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,271,368	$—	$418,625	$1,000	$(3,017)	$4,850,726	$815

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(317)	$(113,169,000)	$3,570	12/18/2020	$(2,241,171)	$1,011,211	$(1,229,960)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$103,182,539	$—	$103,182,539
Exchange-Traded Fund	4,850,726	—	—	4,850,726

Total Investments in Securities	$4,850,726	$103,182,539	$—	$108,033,265

Financial Derivative Instruments
Written Options [1]	$(1,229,960)	$—	$—	$(1,229,960)

Total - Net	$3,620,766	$103,182,539	$—	$106,803,305

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.9%
U.S. Treasury Bills - 85.9%
0.10%, 12/17/20*	$92,000,000	$91,997,753
0.12%, 2/25/21*(a)	3,352,000	3,351,378

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $95,347,050)		95,349,131

	Shares
EXCHANGE-TRADED FUND - 4.6%
United States - 4.6%
WisdomTree Floating Rate Treasury Fund(b)
(Cost: $5,081,200)	202,689	5,087,494

TOTAL INVESTMENTS IN SECURITIES - 90.5% (Cost: $100,428,250)		100,436,625
Other Assets less Liabilities - 9.5%		10,535,413

NET ASSETS - 100.0%		$110,972,038

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $3,351,378 as of November 30, 2020.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2020 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,069,835	$350,871	$330,940	$(233)	$(2,039)	$5,087,494	$783

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	12/16/2020	439,671,000	JPY	4,158,471	USD	$59,152	$—
Canadian Imperial Bank of Commerce	12/16/2020	68,255,000	JPY	652,459	USD	2,290	—
Canadian Imperial Bank of Commerce	12/16/2020	67,130	USD	7,115,000	JPY	—	(1,121)
Canadian Imperial Bank of Commerce	12/16/2020	198,069	USD	20,686,000	JPY	—	(366)
Canadian Imperial Bank of Commerce	12/16/2020	99,719	USD	10,419,000	JPY	—	(227)
Canadian Imperial Bank of Commerce	12/16/2020	814,710	USD	84,993,000	JPY	—	(600)
Canadian Imperial Bank of Commerce	12/16/2020	5,567,603	USD	580,829,000	JPY	—	(4,104)
Canadian Imperial Bank of Commerce	3/17/2021	580,829,000	JPY	5,576,583	USD	3,168	—
Goldman Sachs	12/16/2020	34,638,000	JPY	328,287	USD	3,985	—
HSBC Holdings PLC	12/16/2020	211,534	USD	22,082,000	JPY	—	(292)
Societe Generale	12/16/2020	183,560,000	JPY	1,741,903	USD	18,929	—

						$87,524	$(6,710)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2020

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	27	3/22/21	$(3,730,641)	$(444)
U.S. Treasury Long Bond	21	3/22/21	(3,673,031)	(25,064)

			$(7,403,672)	$(25,508)

Long Exposure

Australian Dollar Currency Futures	76	3/15/21	$5,593,600	$69
British Pound Currency Futures	67	3/15/21	5,592,825	(535)
Canadian Dollar Currency Futures	73	3/16/21	5,634,870	(22)
Cocoa Futures	202	3/16/21	5,532,780	785,540
Copper Futures	65	3/29/21	5,586,750	626,437
Corn Futures	257	3/12/21	5,474,100	240,013
Cotton No. 2 Futures	152	3/09/21	5,483,400	180,120
Euro Currency Futures	37	3/15/21	5,540,519	(50)
Gasoline RBOB Futures	69	2/26/21	3,679,880	—
Gold 100 Ounce Futures	21	2/24/21	3,739,890	(223,230)
Live Cattle Futures	82	2/26/21	3,702,300	—
NY Harbor ULSD Futures	63	2/26/21	3,667,091	—
Soybean Futures	93	3/12/21	5,438,175	679,725
Sugar No. 11 Futures	336	2/26/21	5,460,403	405,576
Swiss Franc Currency Futures	27	3/15/21	3,736,463	(98)
Wheat Futures	184	3/12/21	5,382,000	(138,000)
WTI Crude Futures	81	2/22/21	3,697,650	—

			$82,942,696	$2,555,545

Total - Net			$75,539,024	$2,530,037

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$95,349,131	$—	$95,349,131
Exchange-Traded Fund	5,087,494	—	—	5,087,494

Total Investments in Securities	$5,087,494	$95,349,131	$—	$100,436,625

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$87,524	$—	$87,524
Futures Contracts [1]	2,917,480	—	—	2,917,480
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(6,710)	$—	$(6,710)
Futures Contracts [1]	(387,443)	—	—	(387,443)

Total - Net	$7,617,531	$95,429,945	$—	$103,047,476

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

Currency abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

Other abbreviations:

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates,
prepayment	speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (concluded)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.